                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21852

                            RIVERSOURCE SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 4/30

Date of reporting period: 10/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

RETIREMENT PLUS(SM) SERIES

SEMIANNUAL REPORT FOR THE
PERIOD ENDED OCTOBER 31, 2007


THE ENCLOSED SEMIANNUAL REPORT DESCRIBES
EIGHT FUNDS, EACH OF WHICH INVESTS IN
OTHER RIVERSOURCE FUNDS. EACH FUND SEEKS
TO PROVIDE HIGH TOTAL RETURN THROUGH A
COMBINATION OF CURRENT INCOME AND CAPITAL
APPRECIATION, CONSISTENT WITH ITS CURRENT
ASSET ALLOCATION.

RiverSource Retirement Plus(SM) 2010 Fund
RiverSource Retirement Plus(SM) 2015 Fund
RiverSource Retirement Plus(SM) 2020 Fund
RiverSource Retirement Plus(SM) 2025 Fund
RiverSource Retirement Plus(SM) 2030 Fund
RiverSource Retirement Plus(SM) 2035 Fund
RiverSource Retirement Plus(SM) 2040 Fund
RiverSource Retirement Plus(SM) 2045 Fund

TABLE OF CONTENTS

Fund Snapshots......................      2
Portfolio Allocation................      5
Investment Changes
   RiverSource Retirement Plus 2010
     Fund...........................      8
   RiverSource Retirement Plus 2015
     Fund...........................      8
   RiverSource Retirement Plus 2020
     Fund...........................      9
   RiverSource Retirement Plus 2025
     Fund...........................      9
   RiverSource Retirement Plus 2030
     Fund...........................     10
   RiverSource Retirement Plus 2035
     Fund...........................     10
   RiverSource Retirement Plus 2040
     Fund...........................     11
   RiverSource Retirement Plus 2045
     Fund...........................     11
Performance Summaries...............     12
Questions & Answers with Portfolio
   Management.......................     23
Fund Expenses Examples..............     26
Investments in Affiliated Funds.....     35
Financial Statements................     43
Notes to Financial Statements.......     53
Proxy Voting........................     85
Change in Independent Registered
   Public Accounting Firm...........     85

--------------------------------------------------------------------------------

                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  1

FUND SNAPSHOTS AT OCT. 31, 2007

FUND OBJECTIVE

Each Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

FUND FACTS

RIVERSOURCE RETIREMENT PLUS 2010 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSRPX          12/11/06
Class R4                     RSERX          12/11/06
Class R5                     RSPRX          12/11/06
Class Y                      RSSPX          05/18/06
Total net assets......................   $19.2 million
Number of holdings....................             8

RIVERSOURCE RETIREMENT PLUS 2015 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSRTX          12/11/06
Class R4                     RSEMX          12/11/06
Class R5                     RSCUX          12/11/06
Class Y                      RSFNX          05/18/06
Total net assets......................   $29.2 million
Number of holdings....................             8

RIVERSOURCE RETIREMENT PLUS 2020 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSEPX          12/11/06
Class R4                     RSMTX          12/11/06
Class R5                     RSUCX          12/11/06
Class Y                      RSNFX          05/18/06
Total net assets......................   $41.7 million
Number of holdings....................             8

RIVERSOURCE RETIREMENT PLUS 2025 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSMPX          12/11/06
Class R4                     RSPLX          12/11/06
Class R5                     RSURX          12/11/06
Class Y                      RSMEX          05/18/06
Total net assets......................   $38.9 million
Number of holdings....................             8

RIVERSOURCE RETIREMENT PLUS 2030 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSRNX          12/11/06
Class R4                     RSELX          12/11/06
Class R5                     RSEEX          12/11/06
Class Y                      RPTYX          05/18/06
Total net assets......................   $39.3 million
Number of holdings....................             8

RIVERSOURCE RETIREMENT PLUS 2035 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSRRX          12/11/06
Class R4                     RSMNX          12/11/06
Class R5                     RSUSX          12/11/06
Class Y                      RPOYX          05/18/06
Total net assets......................   $22.8 million
Number of holdings....................             8

--------------------------------------------------------------------------------

 2 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOTS AT OCT. 31, 2007

RIVERSOURCE RETIREMENT PLUS 2040 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSRCX          12/11/06
Class R4                     RSMMX          12/11/06
Class R5                     RSPUX          12/11/06
Class Y                      RPFYX          05/18/06
Total net assets......................   $28.7 million
Number of holdings....................             8

RIVERSOURCE RETIREMENT PLUS 2045 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSRUX          12/11/06
Class R4                     RSNNX          12/11/06
Class R5                     RSUPX          12/11/06
Class Y                      RRPYX          05/18/06
Total net assets......................   $9.0 million
Number of holdings....................             8

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The RiverSource Retirement Plus Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOTS AT OCT. 31, 2007

PORTFOLIO MANAGERS

                          YEARS IN INDUSTRY
Dimitris Bertsimas,
   Ph.D.                         14
Colin Lundgren, CFA              18
Erol Sonderegger, CFA            11

TOP FIVE HOLDINGS

Percentage of portfolio assets at Oct. 31, 2007

RIVERSOURCE RETIREMENT PLUS 2010 FUND

RiverSource Disciplined Equity Fund              56.7%
RiverSource Cash Management Fund                 11.7%
RiverSource Disciplined International Equity
   Fund                                          10.5%
RiverSource Diversified Bond Fund                 9.0%
RiverSource High Yield Bond Fund                  7.4%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2015 FUND

RiverSource Disciplined Equity Fund          61.9%
RiverSource Disciplined International
   Equity Fund                               13.7%
RiverSource Diversified Bond Fund             7.3%
RiverSource Cash Management Fund              6.1%
RiverSource High Yield Bond Fund              5.6%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2020 FUND

RiverSource Disciplined Equity Fund          64.7%
RiverSource Disciplined International
   Equity Fund                               19.0%
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                5.7%
RiverSource Diversified Bond Fund             4.7%
RiverSource Cash Management Fund              2.6%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2025 FUND

RiverSource Disciplined Equity Fund          67.0%
RiverSource Disciplined International
   Equity Fund                               22.0%
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                6.1%
RiverSource Cash Management Fund              1.6%
RiverSource Diversified Bond Fund             1.6%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2030 FUND

RiverSource Disciplined Equity Fund          66.4%
RiverSource Disciplined International
   Equity Fund                               22.6%
RiverSource Cash Management Fund              1.6%
RiverSource Diversified Bond Fund             1.6%
RiverSource Emerging Markets Bond Fund        1.2%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2035 FUND

RiverSource Disciplined Equity Fund          66.7%
RiverSource Disciplined International
   Equity Fund                               22.3%
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                6.1%
RiverSource Cash Management Fund              1.6%
RiverSource Diversified Bond Fund             1.6%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2040 FUND

RiverSource Disciplined Equity Fund          66.8%
RiverSource Disciplined International
   Equity Fund                               22.2%
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                6.1%
RiverSource Cash Management Fund              1.6%
RiverSource Diversified Bond Fund             1.6%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2045 FUND

RiverSource Disciplined Equity Fund          67.4%
RiverSource Disciplined International
   Equity Fund                               21.5%
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                6.1%
RiverSource Diversified Bond Fund             1.7%
RiverSource Cash Management Fund              1.6%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."
For more information about the underlying funds that make up each RiverSource Retirement Plus(SM) Series funds, visit riversource.com/funds or call (888) 791-3380. Online, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information. You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each RiverSource Retirement Plus(SM) Series fund invests only in Class I shares of underlying funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

PORTFOLIO ALLOCATION

RIVERSOURCE RETIREMENT PLUS 2010 FUND

Percentage of portfolio assets at Oct. 31, 2007
(PIE CHART)

Equity Funds(1)                                              69.6%
Fixed Income Funds(2)                                        18.7%
Cash Equivalents(3)                                          11.7%

(1) Includes U.S. Large Cap 56.7%, International 10.5% and U.S. Small Mid Cap 2.4%.
(2)  Includes Investment Grade 9.0%, High Yield 7.4% and Global Bond 2.3%.
(3)  Includes Money Market 11.7%.

RIVERSOURCE RETIREMENT PLUS 2015 FUND

Percentage of portfolio assets at Oct. 31, 2007
(PIE CHART)

Equity Funds(1)                                              79.6%
Fixed Income Funds(2)                                        14.3%
Cash Equivalents(3)                                           6.1%

(1) Includes U.S. Large Cap 61.9%, International 13.7% and U.S. Small Mid Cap 4.0%.
(2)  Includes Investment Grade 7.3%, High Yield 5.6% and Global Bond 1.4%.
(3)  Includes Money Market 6.1%

RIVERSOURCE RETIREMENT PLUS 2020 FUND

Percentage of portfolio assets at Oct. 31, 2007
(PIE CHART)

Equity Funds(1)                                               9.4%
Fixed Income Funds(2)                                         8.0%
Cash Equivalents(3)                                           2.6%

(1) Includes U.S. Large Cap 64.7%, International 19.0% and U.S. Small Mid Cap 5.7%.
(2)  Includes Investment Grade 4.7%, Global Bond 1.8% and High Yield 1.5%.
(3)  Includes Money Market 2.6%.

--------------------------------------------------------------------------------

                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  5

PORTFOLIO ALLOCATION

RIVERSOURCE RETIREMENT PLUS 2025 FUND

Percentage of portfolio assets at Oct. 31, 2007
(PIE CHART)

Equity Funds(1)                                              95.1%
Fixed Income Funds(2)                                         3.3%
Cash Equivalents(3)                                           1.6%

(1) Includes U.S. Large Cap 67.0%, International 22.0% and U.S. Small Mid Cap 6.1%.
(2)  Includes Investment Grade 1.6%, Global Bond 1.3% and High Yield 0.4%.
(3)  Includes Money Market 1.6%.

RIVERSOURCE RETIREMENT PLUS 2030 FUND

Percentage of portfolio assets at Oct. 31, 2007
(PIE CHART)

Equity Funds(1)                                               95.1%
Fixed Income Funds(2)                                          3.3%
Cash Equivalents(3)                                            1.6%

(1) Includes U.S. Large Cap 66.4%, International 22.6% and U.S. Small Mid Cap 6.1%.
(2)  Includes Investment Grade 1.6%, Global Bond 1.3% and High Yield 0.4%.
(3)  Includes Money Market 1.6%.

RIVERSOURCE RETIREMENT PLUS 2035 FUND

Percentage of portfolio assets at Oct. 31, 2007
(PIE CHART)

Equity Funds(1)                                              95.1%
Fixed Income Funds(2)                                         3.3%
Cash Equivalents(3)                                           1.6%

(1) Includes U.S. Large Cap 66.7%, International 22.3% and U.S. Small Mid Cap 6.1%.
(2)  Includes Investment Grade 1.6%, Global Bond 1.3% and High Yield 0.4%.
(3)  Includes Money Market 1.6%.

--------------------------------------------------------------------------------

 6 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

PORTFOLIO ALLOCATION

RIVERSOURCE RETIREMENT PLUS 2040 FUND

Percentage of portfolio assets at Oct. 31, 2007
(PIE CHART)

Equity Funds(1)                                              95.1%
Fixed Income Funds(2)                                         3.3%
Cash Equivalents(3)                                           1.6%

(1) Includes U.S. Large Cap 66.8%, International 22.2% and U.S. Small Mid Cap 6.1%.
(2)  Includes Investment Grade 1.6%, Global Bond 1.3% and High Yield 0.4%.
(3)  Includes Money Market 1.6%.

RIVERSOURCE RETIREMENT PLUS 2045 FUND

Percentage of portfolio assets at Oct. 31, 2007
(PIE CHART)

Equity Funds(1)                                              95.0%
Fixed Income Funds(2)                                         3.4%
Cash Equivalents(3)                                           1.6%

(1) Includes U.S. Large Cap 67.4%, International 21.5% and U.S. Small Mid Cap 6.1%.
(2)  Includes Investment Grade 1.7%, Global Bond 1.3% and High Yield 0.4%.
(3)  Includes Money Market 1.6%.

--------------------------------------------------------------------------------

                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  7

INVESTMENT CHANGES

RIVERSOURCE RETIREMENT PLUS 2010 FUND

Fund holdings at Oct. 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                       10.5%                                13.3%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             2.1%                                 3.6%
 RiverSource Global Bond Fund                       0.2%                                 0.2%
                                       -----------------------------------------------------------------
                                                    2.3%                                 3.8%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  9.0%                                12.9%
 RiverSource High Yield Bond Fund                   7.4%                                 5.8%
                                       -----------------------------------------------------------------
                                                   16.4%                                18.7%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.4%                                 2.5%
 RiverSource Disciplined Equity
   Fund                                            56.7%                                54.3%
                                       -----------------------------------------------------------------
                                                   59.1%                                56.8%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                  11.7%                                 7.4%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2015 FUND

Fund holdings at Oct. 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                       13.7%                                17.7%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             1.2%                                 2.5%
 RiverSource Global Bond Fund                       0.2%                                 0.2%
                                       -----------------------------------------------------------------
                                                    1.4%                                 2.7%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  7.3%                                 9.5%
 RiverSource High Yield Bond Fund                   5.6%                                 4.2%
                                       -----------------------------------------------------------------
                                                   12.9%                                13.7%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              4.0%                                 2.4%
 RiverSource Disciplined Equity
   Fund                                            61.9%                                60.1%
                                       -----------------------------------------------------------------
                                                   65.9%                                62.5%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   6.1%                                 3.4%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 8 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE RETIREMENT PLUS 2020 FUND

Fund holdings at Oct. 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                       19.0%                                23.4%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             1.7%                                 1.7%
 RiverSource Global Bond Fund                       0.1%                                 0.1%
                                       -----------------------------------------------------------------
                                                    1.8%                                 1.8%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  4.7%                                 5.3%
 RiverSource High Yield Bond Fund                   1.5%                                 1.0%
                                       -----------------------------------------------------------------
                                                    6.2%                                 6.3%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              5.7%                                 3.4%
 RiverSource Disciplined Equity
   Fund                                            64.7%                                63.4%
                                       -----------------------------------------------------------------
                                                   70.4%                                66.8%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   2.6%                                 1.7%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2025 FUND

Fund holdings at Oct. 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                       22.0%                                23.7%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             1.2%                                 0.1%
 RiverSource Global Bond Fund                       0.1%                                 0.1%
                                       -----------------------------------------------------------------
                                                    1.3%                                 0.2%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  1.6%                                 3.7%
 RiverSource High Yield Bond Fund                   0.4%                                 0.4%
                                       -----------------------------------------------------------------
                                                    2.0%                                 4.1%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              6.1%                                 5.0%
 RiverSource Disciplined Equity
   Fund                                            67.0%                                65.6%
                                       -----------------------------------------------------------------
                                                   73.1%                                70.6%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   1.6%                                 1.4%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  9

INVESTMENT CHANGES

RIVERSOURCE RETIREMENT PLUS 2030 FUND

Fund holdings at Oct. 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                       22.6%                                24.3%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             1.2%                                 0.1%
 RiverSource Global Bond Fund                       0.1%                                 0.1%
                                       -----------------------------------------------------------------
                                                    1.3%                                 0.2%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  1.6%                                 3.7%
 RiverSource High Yield Bond Fund                   0.4%                                 0.4%
                                       -----------------------------------------------------------------
                                                    2.0%                                 4.1%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              6.1%                                 4.9%
 RiverSource Disciplined Equity
   Fund                                            66.4%                                65.1%
                                       -----------------------------------------------------------------
                                                   72.5%                                70.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   1.6%                                 1.4%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2035 FUND

Fund holdings at Oct. 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                       22.3%                                24.0%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             1.2%                                 0.1%
 RiverSource Global Bond Fund                       0.1%                                 0.1%
                                       -----------------------------------------------------------------
                                                    1.3%                                 0.2%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  1.6%                                 3.7%
 RiverSource High Yield Bond Fund                   0.4%                                 0.4%
                                       -----------------------------------------------------------------
                                                    2.0%                                 4.1%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              6.1%                                 4.9%
 RiverSource Disciplined Equity
   Fund                                            66.7%                                65.4%
                                       -----------------------------------------------------------------
                                                   72.8%                                70.3%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   1.6%                                 1.4%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 10 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE RETIREMENT PLUS 2040 FUND

Fund holdings at Oct. 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                       22.2%                                24.0%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             1.2%                                 0.1%
 RiverSource Global Bond Fund                       0.1%                                 0.1%
                                       -----------------------------------------------------------------
                                                    1.3%                                 0.2%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  1.6%                                 3.7%
 RiverSource High Yield Bond Fund                   0.4%                                 0.4%
                                       -----------------------------------------------------------------
                                                    2.0%                                 4.1%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              6.1%                                 4.9%
 RiverSource Disciplined Equity
   Fund                                            66.8%                                65.4%
                                       -----------------------------------------------------------------
                                                   72.9%                                70.3%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   1.6%                                 1.4%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2045 FUND

Fund holdings at Oct. 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                       21.5%                                23.4%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             1.2%                                 0.1%
 RiverSource Global Bond Fund                       0.1%                                 0.1%
                                       -----------------------------------------------------------------
                                                    1.3%                                 0.2%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  1.7%                                 3.7%
 RiverSource High Yield Bond Fund                   0.4%                                 0.4%
                                       -----------------------------------------------------------------
                                                    2.1%                                 4.1%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              6.1%                                 4.8%
 RiverSource Disciplined Equity
   Fund                                            67.4%                                66.1%
                                       -----------------------------------------------------------------
                                                   73.5%                                70.9%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   1.6%                                 1.4%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  11

PERFORMANCE SUMMARIES

                          RIVERSOURCE RETIREMENT PLUS
                                   2010 FUND
                             PERFORMANCE COMPARISON
                       For the period ended Oct. 31, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2010 Fund Class A(1)
  (excluding sales charge)                              +4.25%

Russell 3000 Index(4) (unmanaged)                      +14.53%

Lehman Brothers Aggregate Bond Index(5)
  (unmanaged)                                           +5.38%

MSCI EAFE Index(6) (unmanaged)                          +8.43%

Citigroup 3-month U.S. Treasury Bill Index(7)
  (unmanaged)                                           +2.39%

Blended 2010 Composite Index(8) (unmanaged)             +4.53%

                          RIVERSOURCE RETIREMENT PLUS
                                   2015 FUND
                             PERFORMANCE COMPARISON
                       For the period ended Oct. 31, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2015 Fund Class A(2)
  (excluding sales charge)                              +4.81%

Russell 3000 Index(4) (unmanaged)                      +14.53%

Lehman Brothers Aggregate Bond Index(5)
  (unmanaged)                                           +5.38%

MSCI EAFE Index(6) (unmanaged)                          +8.43%

Citigroup 3-month U.S. Treasury Bill Index(7)
  (unmanaged)                                           +2.39%

Blended 2015 Composite Index(8) (unmanaged)             +4.86%

                          RIVERSOURCE RETIREMENT PLUS
                                   2020 FUND
                             PERFORMANCE COMPARISON
                       For the period ended Oct. 31, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2020 Fund Class A(3)
  (excluding sales charge)                              +5.51%

Russell 3000 Index(4) (unmanaged)                      +14.53%

Lehman Brothers Aggregate Bond Index(5)
  (unmanaged)                                           +5.38%

MSCI EAFE Index(6) (unmanaged)                          +8.43%

Citigroup 3-month U.S. Treasury Bill Index(7)
  (unmanaged)                                           +2.39%

Blended 2020 Composite Index(8) (unmanaged)             +5.19%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The 2010 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2010 Composite Index.

(2) The 2015 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2015 Composite Index.

(3) The 2020 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2020 Composite Index.

(4) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(5) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(6) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(7) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(8) The Blended 2010 Composite Index, the Blended 2015 Composite Index and the Blended 2020 Composite Index are hypothetical representations of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the returns for the Blended 2010 Composite Index, the Blended 2015 Composite Index and the Blended 2020 Composite Index: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 12 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

                          RIVERSOURCE RETIREMENT PLUS
                                   2025 FUND
                             PERFORMANCE COMPARISON
                       For the period ended Oct. 31, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2025 Fund Class A(1)
  (excluding sales charge)                              +5.69%

Russell 3000 Index(4) (unmanaged)                      +14.53%

Lehman Brothers Aggregate Bond Index(5)
  (unmanaged)                                           +5.38%

MSCI EAFE Index(6) (unmanaged)                          +8.43%

Citigroup 3-month U.S. Treasury Bill Index(7)
  (unmanaged)                                           +2.39%

Blended 2025 Composite Index(8) (unmanaged)             +5.36%

                          RIVERSOURCE RETIREMENT PLUS
                                   2030 FUND
                             PERFORMANCE COMPARISON
                       For the period ended Oct. 31, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2030 Fund Class A(2)
  (excluding sales charge)                              +5.75%

Russell 3000 Index(4) (unmanaged)                      +14.53%

Lehman Brothers Aggregate Bond Index(5)
  (unmanaged)                                           +5.38%

MSCI EAFE Index(6) (unmanaged)                          +8.43%

Citigroup 3-month U.S. Treasury Bill Index(7)
  (unmanaged)                                           +2.39%

Blended 2030 Composite Index(8) (unmanaged)             +5.36%

                          RIVERSOURCE RETIREMENT PLUS
                                   2035 FUND
                             PERFORMANCE COMPARISON
                       For the period ended Oct. 31, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2035 Fund Class A(1)
  (excluding sales charge)                              +5.70%

Russell 3000 Index(4) (unmanaged)                      +14.53%

Lehman Brothers Aggregate Bond Index(5)
  (unmanaged)                                           +5.38%

MSCI EAFE Index(6) (unmanaged)                          +8.43%

Citigroup 3-month U.S. Treasury Bill Index(7)
  (unmanaged)                                           +2.39%

Blended 2035 Composite Index(8) (unmanaged)             +5.36%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The 2025 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2025 Composite Index.

(2) The 2030 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2030 Composite Index.

(3) The 2035 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2035 Composite Index.

(4) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(5) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(6) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(7) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(8) The Blended 2025 Composite Index, the Blended 2030 Composite Index and the Blended 2035 Composite Index are hypothetical representations of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the returns for the Blended 2025 Composite Index, the Blended 2030 Composite Index and the Blended 2035 Composite Index: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  13

PERFORMANCE SUMMARIES

                          RIVERSOURCE RETIREMENT PLUS
                                   2040 FUND
                             PERFORMANCE COMPARISON
                       For the period ended Oct. 31, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2040 Fund Class A(1)
  (excluding sales charge)                              +5.67%

Russell 3000 Index(3) (unmanaged)                      +14.53%

Lehman Brothers Aggregate Bond Index(4)
  (unmanaged)                                           +5.38%

MSCI EAFE Index(5) (unmanaged)                          +8.43%

Citigroup 3-month U.S. Treasury Bill Index(6)
  (unmanaged)                                           +2.39%

Blended 2040 Composite Index(7) (unmanaged)             +5.36%

                          RIVERSOURCE RETIREMENT PLUS
                                   2045 FUND
                             PERFORMANCE COMPARISON
                       For the period ended Oct. 31, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2045 Fund Class A(2)
  (excluding sales charge)                              +5.59%

Russell 3000 Index(3) (unmanaged)                      +14.53%

Lehman Brothers Aggregate Bond Index(4)
  (unmanaged)                                           +5.38%

MSCI EAFE Index(5) (unmanaged)                          +8.43%

Citigroup 3-month U.S. Treasury Bill Index(6)
  (unmanaged)                                           +2.39%

Blended 2045 Composite Index(7) (unmanaged)             +5.36%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The 2040 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2040 Composite Index.

(2) The 2045 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2045 Composite Index.

(3) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(4) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(5) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(6) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(7) The Blended 2040 Composite Index and the Blended 2045 Composite Index are hypothetical representations of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the returns for the Blended 2040 Composite Index and the Blended 2045 Composite Index: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 14 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Retirement Plus 2010 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT OCT. 31, 2007
                                                                    SINCE
WITHOUT SALES CHARGE                   6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)             +4.25%      +13.38%       +14.81%
 Class R2 (inception 12/11/06)           +4.07%          N/A        +9.84%*
 Class R3 (inception 12/11/06)           +4.20%          N/A       +10.06%*
 Class R4 (inception 12/11/06)           +4.32%          N/A       +10.27%*
 Class R5 (inception 12/11/06)           +4.55%          N/A       +10.58%*
 Class Y (inception 5/18/06)             +4.39%      +13.66%       +15.06%

WITH SALES CHARGE
 Class A (inception 5/18/06)             -1.78%       +6.89%       +10.22%

AT SEPT. 30, 2007                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)           +5.99%      +15.13%       +14.37%
 Class R2 (inception 12/11/06)         +5.71%          N/A        +8.00%*
 Class R3 (inception 12/11/06)         +5.84%          N/A        +8.21%*
 Class R4 (inception 12/11/06)         +5.97%          N/A        +8.42%*
 Class R5 (inception 12/11/06)         +6.10%          N/A        +8.63%*
 Class Y (inception 5/18/06)           +6.04%      +15.32%       +14.57%

WITH SALES CHARGE
 Class A (inception 5/18/06)           -0.10%       +8.51%        +9.53%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                     NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND      NET EXPENSES(A)         (UNDERLYING FUND)(B)
 Class A                                                          1.37%              0.39%                     1.05%
 Class R2                                                         1.65%              0.78%                     1.44%
 Class R3                                                         1.40%              0.53%                     1.19%
 Class R4                                                         1.13%              0.28%                     0.94%
 Class R5                                                         0.90%              0.03%                     0.69%
 Class Y                                                          1.14%              0.18%                     0.84%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.77% for all classes. The "Total Fund and Acquired Fund (underlying fund) fees and expenses" would have been 1.16% for Class A; 1.55% for Class R2; 1.30% for Class R3; 1.05% for Class R4; 0.80% for Class R5; and 0.95% for Class Y.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  15

PERFORMANCE SUMMARIES

RiverSource Retirement Plus 2015 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT OCT. 31, 2007
                                                                    SINCE
WITHOUT SALES CHARGE                   6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)             +4.81%      +14.70%       +16.26%
 Class R2 (inception 12/11/06)           +4.54%          N/A       +10.86%*
 Class R3 (inception 12/11/06)           +4.62%          N/A       +11.06%*
 Class R4 (inception 12/11/06)           +4.80%          N/A       +11.36%*
 Class R5 (inception 12/11/06)           +4.89%          N/A       +11.56%*
 Class Y (inception 5/18/06)             +4.80%      +14.97%       +16.44%

WITH SALES CHARGE
 Class A (inception 5/18/06)             -1.20%       +8.07%       +11.59%

AT SEPT. 30, 2007                                                   SINCE
WITHOUT SALES CHARGE                   6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)             +6.58%      +16.66%       +15.71%
 Class R2 (inception 12/11/06)           +6.30%          N/A        +8.74%*
 Class R3 (inception 12/11/06)           +6.49%          N/A        +8.94%*
 Class R4 (inception 12/11/06)           +6.58%          N/A        +9.14%*
 Class R5 (inception 12/11/06)           +6.67%          N/A        +9.34%*
 Class Y (inception 5/18/06)             +6.67%      +16.82%       +15.91%

WITH SALES CHARGE
 Class A (inception 5/18/06)             +0.45%       +9.96%       +10.82%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                     NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND      NET EXPENSES(A)         (UNDERLYING FUND)(B)
 Class A                                                          1.69%              0.39%                     1.11%
 Class R2                                                         1.35%              0.78%                     1.50%
 Class R3                                                         1.10%              0.53%                     1.25%
 Class R4                                                         0.83%              0.28%                     1.00%
 Class R5                                                         0.60%              0.03%                     0.75%
 Class Y                                                          1.08%              0.18%                     0.90%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.86% for all classes. The "Total Fund and Acquired Fund (underlying fund) fees and expenses" would have been 1.25% for Class A; 1.64% for Class R2; 1.39% for Class R3; 1.14% for Class R4; 0.89% for Class R5; and 1.04% for Class Y.

--------------------------------------------------------------------------------

 16 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Retirement Plus 2020 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT OCT. 31, 2007
                                                                      SINCE
Without sales charge                   6 MONTH*       1 YEAR         INCEPTION
 Class A (inception 5/18/06)             +5.51%        +16.27%        +17.45%
 Class R2 (inception 12/11/06)           +5.24%           N/A         +12.05%*
 Class R3 (inception 12/11/06)           +5.42%           N/A         +12.35%*
 Class R4 (inception 12/11/06)           +5.50%           N/A         +12.55%*
 Class R5 (inception 12/11/06)           +5.68%           N/A         +12.84%*
 Class Y (inception 5/18/06)             +5.68%        +16.51%        +17.76%

WITH SALES CHARGE
 Class A (inception 5/18/06)             -0.60%         +9.63%        +12.79%

AT SEPT. 30, 2007                                                      SINCE
WITHOUT SALES CHARGE                   6 MONTH*        1 YEAR        INCEPTION
 Class A (inception 5/18/06)             +7.24%        +18.01%        +16.62%
 Class R2 (inception 12/11/06)           +7.14%           N/A          +9.65%*
 Class R3 (inception 12/11/06)           +7.23%           N/A          +9.85%*
 Class R4 (inception 12/11/06)           +7.32%           N/A         +10.05%*
 Class R5 (inception 12/11/06)           +7.51%           N/A         +10.25%*
 Class Y (inception 5/18/06)             +7.41%        +18.36%        +16.96%

WITH SALES CHARGE
 Class A (inception 5/18/06)             +1.07%        +11.22%        +11.68%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                     NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND      NET EXPENSES(A)         (UNDERLYING FUND)(B)
 Class A                                                          1.04%              0.39%                     1.12%
 Class R2                                                         1.24%              0.78%                     1.51%
 Class R3                                                         0.99%              0.53%                     1.26%
 Class R4                                                         0.72%              0.28%                     1.01%
 Class R5                                                         0.49%              0.03%                     0.76%
 Class Y                                                          0.80%              0.18%                     0.91%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.88% for all classes. The "Total Fund and Acquired Fund (underlying fund) fees and expenses" would have been 1.27% for Class A; 1.66% for Class R2; 1.41% for Class R3; 1.16% for Class R4; 0.91% for Class R5; and 1.06% for Class Y.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  17

PERFORMANCE SUMMARIES

RiverSource Retirement Plus 2025 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT OCT. 31, 2007
                                                                    SINCE
WITHOUT SALES CHARGE                   6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)            +5.69%       +16.46%       +17.43%
 Class R2 (inception 12/11/06)          +5.41%          N/A        +12.29%*
 Class R3 (inception 12/11/06)          +5.59%          N/A        +12.58%*
 Class R4 (inception 12/11/06)          +5.67%          N/A        +12.78%*
 Class R5 (inception 12/11/06)          +5.85%          N/A        +13.07%*
 Class Y (inception 5/18/06)            +5.85%       +16.75%       +17.78%

WITH SALES CHARGE
 Class A (inception 5/18/06)            -0.43%        +9.79%       +12.77%

AT SEPT. 30, 2007                                                   SINCE
WITHOUT SALES CHARGE                   6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)            +7.32%       +18.11%       +16.52%
 Class R2 (inception 12/11/06)          +7.14%          N/A         +9.60%*
 Class R3 (inception 12/11/06)          +7.22%          N/A         +9.80%*
 Class R4 (inception 12/11/06)          +7.40%          N/A        +10.09%*
 Class R5 (inception 12/11/06)          +7.49%          N/A        +10.29%*
 Class Y (inception 5/18/06)            +7.50%       +18.43%       +16.84%

WITH SALES CHARGE
 Class A (inception 5/18/06)            +1.15%       +11.32%       +11.60%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                     NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND      NET EXPENSES(A)         (UNDERLYING FUND)(B)
 Class A                                                          1.39%              0.39%                     1.14%
 Class R2                                                         1.28%              0.78%                     1.53%
 Class R3                                                         1.03%              0.53%                     1.28%
 Class R4                                                         0.76%              0.28%                     1.03%
 Class R5                                                         0.53%              0.03%                     0.78%
 Class Y                                                          0.92%              0.18%                     0.93%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.91% for all classes. The "Total Fund and Acquired Fund (underlying fund) fees and expenses" would have been 1.30% for Class A; 1.69% for Class R2; 1.44% for Class R3; 1.19% for Class R4; 0.94% for Class R5; and 1.09% for Class Y.

--------------------------------------------------------------------------------

 18 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Retirement Plus 2030 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT OCT. 31, 2007
                                                                       SINCE
WITHOUT SALES CHARGE                   6 MONTH*        1 YEAR        INCEPTION
 Class A (inception 5/18/06)             +5.75%        +16.69%        +17.90%
 Class R2 (inception 12/11/06)           +5.58%           N/A         +12.44%*
 Class R3 (inception 12/11/06)           +5.66%           N/A         +12.64%*
 Class R4 (inception 12/11/06)           +5.84%           N/A         +12.94%*
 Class R5 (inception 12/11/06)           +5.92%           N/A         +13.13%*
 Class Y (inception 5/18/06)             +5.92%        +17.01%        +18.20%

WITH SALES CHARGE
 Class A (inception 5/18/06)             -0.34%         +9.93%        +13.22%

AT SEPT. 30, 2007                                                      SINCE
WITHOUT SALES CHARGE                   6 MONTH*        1 YEAR        INCEPTION
 Class A (inception 5/18/06)            +7.39%         +18.36%        +16.96%
 Class R2 (inception 12/11/06)          +7.20%            N/A          +9.76%*
 Class R3 (inception 12/11/06)          +7.29%            N/A          +9.96%*
 Class R4 (inception 12/11/06)          +7.48%            N/A         +10.16%*
 Class R5 (inception 12/11/06)          +7.56%            N/A         +10.36%*
 Class Y (inception 5/18/06)            +7.56%         +18.69%        +17.28%

WITH SALES CHARGE
 Class A (inception 5/18/06)            +1.22%         +11.55%        +12.01%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                     NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND      NET EXPENSES(A)         (UNDERLYING FUND)(B)
 Class A                                                          1.37%              0.39%                     1.14%
 Class R2                                                         1.35%              0.78%                     1.53%
 Class R3                                                         1.10%              0.53%                     1.28%
 Class R4                                                         0.83%              0.28%                     1.03%
 Class R5                                                         0.60%              0.03%                     0.78%
 Class Y                                                          0.88%              0.18%                     0.93%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.91% for all classes. The "Total Fund and Acquired Fund (underlying fund) fees and expenses" would have been 1.30% for Class A; 1.69% for Class R2; 1.44% for Class R3; 1.19% for Class R4; 0.94% for Class R5; and 1.09% for Class Y.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  19

PERFORMANCE SUMMARIES

RiverSource Retirement Plus 2035 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT OCT. 31, 2007
                                                                    SINCE
WITHOUT SALES CHARGE                   6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)             +5.70%      +16.55%       +17.26%
 Class R2 (inception 12/11/06)           +5.43%          N/A       +12.34%*
 Class R3 (inception 12/11/06)           +5.60%          N/A       +12.63%*
 Class R4 (inception 12/11/06)           +5.69%          N/A       +12.83%*
 Class R5 (inception 12/11/06)           +5.86%          N/A       +13.13%*
 Class Y (inception 5/18/06)             +5.87%      +16.82%       +17.60%

WITH SALES CHARGE
 Class A (inception 5/18/06)             -0.34%       +9.86%       +12.60%

AT SEPT. 30, 2007                                                   SINCE
WITHOUT SALES CHARGE                   6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)             +7.44%      +18.22%       +16.34%
 Class R2 (inception 12/11/06)           +7.15%          N/A        +9.74%*
 Class R3 (inception 12/11/06)           +7.34%          N/A        +9.94%*
 Class R4 (inception 12/11/06)           +7.42%          N/A       +10.14%*
 Class R5 (inception 12/11/06)           +7.51%          N/A       +10.34%*
 Class Y (inception 5/18/06)             +7.52%      +18.51%       +16.63%

WITH SALES CHARGE
 Class A (inception 5/18/06)             +1.26%      +11.42%       +11.42%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                   NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND      NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                          2.95%              0.39%                   1.13%
 Class R2                                                         1.63%              0.78%                   1.52%
 Class R3                                                         1.38%              0.53%                   1.27%
 Class R4                                                         1.11%              0.28%                   1.02%
 Class R5                                                         0.88%              0.03%                   0.77%
 Class Y                                                          1.21%              0.18%                   0.92%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.90% for all classes. The "Total Fund and Acquired Fund (underlying fund) fees and expenses" would have been 1.29% for Class A; 1.68% for Class R2; 1.43% for Class R3; 1.18% for Class R4; 0.93% for Class R5; and 1.08% for Class Y.

--------------------------------------------------------------------------------

 20 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Retirement Plus 2040 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT OCT. 31, 2007
                                                                      SINCE
WITHOUT SALES CHARGE                     6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)               +5.67%      +16.66%       +17.72%
 Class R2 (inception 12/11/06)             +5.50%          N/A       +12.33%*
 Class R3 (inception 12/11/06)             +5.67%          N/A       +12.63%*
 Class R4 (inception 12/11/06)             +5.76%          N/A       +12.83%*
 Class R5 (inception 12/11/06)             +5.93%          N/A       +13.12%*
 Class Y (inception 5/18/06)               +5.84%      +16.89%       +18.04%

WITH SALES CHARGE
 Class A (inception 5/18/06)               -0.42%       +9.99%       +13.05%

AT SEPT. 30, 2007                                                     SINCE
WITHOUT SALES CHARGE                     6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)               +7.31%      +18.22%       +16.77%
 Class R2 (inception 12/11/06)             +7.12%          N/A        +9.65%*
 Class R3 (inception 12/11/06)             +7.30%          N/A        +9.94%*
 Class R4 (inception 12/11/06)             +7.39%          N/A       +10.14%*
 Class R5 (inception 12/11/06)             +7.58%          N/A       +10.34%*
 Class Y (inception 5/18/06)               +7.48%      +18.57%       +17.11%

WITH SALES CHARGE
 Class A (inception 5/18/06)               +1.14%      +11.42%       +11.83%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                     NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND      NET EXPENSES(A)         (UNDERLYING FUND)(B)
 Class A                                                          1.53%              0.39%                     1.11%
 Class R2                                                         1.24%              0.78%                     1.50%
 Class R3                                                         0.99%              0.53%                     1.25%
 Class R4                                                         0.74%              0.28%                     1.00%
 Class R5                                                         0.50%              0.03%                     0.75%
 Class Y                                                          0.81%              0.18%                     0.90%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.87% for all classes. The "Total Fund and Acquired Fund (underlying fund) fees and expenses" would have been 1.26% for Class A; 1.65% for Class R2; 1.40% for Class R3; 1.15% for Class R4; 0.90% for Class R5; and 1.05% for Class Y.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  21

PERFORMANCE SUMMARIES

RiverSource Retirement Plus 2045 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT OCT. 31, 2007
                                                                   SINCE
Without sales charge                   6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)             +5.59%      +16.45%       +17.42%
 Class R2 (inception 12/11/06)           +5.51%          N/A       +12.34%*
 Class R3 (inception 12/11/06)           +5.59%          N/A       +12.54%*
 Class R4 (inception 12/11/06)           +5.77%          N/A       +12.83%*
 Class R5 (inception 12/11/06)           +5.85%          N/A       +13.03%*
 Class Y (inception 5/18/06)             +5.76%      +16.81%       +17.75%

WITH SALES CHARGE
 Class A (inception 5/18/06)             -0.51%       +9.78%       +12.76%

AT SEPT. 30, 2007                                                   SINCE
WITHOUT SALES CHARGE                   6 MONTH*      1 YEAR       INCEPTION
 Class A (inception 5/18/06)             +7.32%      +18.11%       +16.52%
 Class R2 (inception 12/11/06)           +7.14%          N/A        +9.65%*
 Class R3 (inception 12/11/06)           +7.32%          N/A        +9.94%*
 Class R4 (inception 12/11/06)           +7.40%          N/A       +10.14%*
 Class R5 (inception 12/11/06)           +7.59%          N/A       +10.34%*
 Class Y (inception 5/18/06)             +7.49%      +18.48%       +16.87%

WITH SALES CHARGE
 Class A (inception 5/18/06)             +1.15%      +11.31%       +11.59%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                              NET FUND AND ACQUIRED FUND
                                                               TOTAL FUND   NET EXPENSES(A)      (UNDERLYING FUND)(B)
 Class A                                                         4.82%           0.39%                  1.14%
 Class R2                                                        2.75%           0.78%                  1.53%
 Class R3                                                        2.50%           0.53%                  1.28%
 Class R4                                                        2.23%           0.28%                  1.03%
 Class R5                                                        2.00%           0.03%                  0.78%
 Class Y                                                         3.01%           0.18%                  0.93%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.91% for all classes. The "Total Fund and Acquired Fund (underlying fund) fees and expenses" would have been 1.40% for Class A; 1.79% for Class R2; 1.54% for Class R3; 1.29% for Class R4; 1.04% for Class R5; and 1.09% for Class Y.

--------------------------------------------------------------------------------

 22 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris Bertsimas, Colin Lundgren and Erol Sonderegger discuss the results and positioning for each RiverSource Retirement Plus Series fund for the six months ended October 31, 2007.

Q: How did each RiverSource Retirement Plus Series Fund perform for the six months ended Oct. 31, 2007?

A: All eight Retirement Plus Series Funds generated positive total returns, and six of the eight outperformed their respective blended composite index benchmark. All Fund returns listed below are for Class A shares (excluding sales charge) for the period. Returns are for the six months ended Oct. 31, 2007.

   - RiverSource Retirement Plus 2010 Fund had a total return of 4.25%. Its Blended 2010 Composite Index benchmark returned 4.53%.

   - RiverSource Retirement Plus 2015 Fund returned 4.81%. Its Blended 2015 Composite Index benchmark returned 4.86%.

   - RiverSource Retirement Plus 2020 Fund gained 5.51%. Its Blended 2020 Composite Index benchmark returned 5.19%.

   - RiverSource Retirement Plus 2025 Fund advanced 5.69%. Its Blended 2025 Composite Index benchmark returned 5.36%.

   - RiverSource Retirement Plus 2030 Fund rose 5.75%. Its Blended 2030 Composite Index benchmark returned 5.36%.

   - RiverSource Retirement Plus 2035 Fund gained 5.70%. Its Blended 2035 Composite Index benchmark returned 5.36%.

   - RiverSource Retirement Plus 2040 Fund was up 5.67%. Its Blended 2040 Composite Index benchmark returned 5.36%.

   - RiverSource Retirement Plus 2045 Fund increased 5.59%. Its Blended 2045 Composite Index benchmark returned 5.36%.

   The Funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, was up 2.68%. The Funds' domestic equity benchmark, the Russell 3000 Index, increased 5.17%, and its international equity benchmark, the Morgan Stanley Capital International EAFE Index (MSCI Index), rose 8.43%. The Fund's cash benchmark, the Citigroup 3-month U.S. Treasury Bill Index, returned 2.39%.

Q: How is performance of each RiverSource Retirement Plus Series Fund measured?

A: Each Fund has a blended composite index as its benchmark, which is a hypothetical representation of the performance of each Fund's asset classes according to their respective neutral asset allocation weightings. The neutral asset allocation for each Fund varies over time, changing each month to become gradually more conservative. We developed the neutral asset allocation based on an analysis of capital markets, long-term returns, risk and correlation of various asset categories, combined with expected retirement ages and life expectancy information.

   The blended composite index benchmarks are unmanaged and therefore have no expenses. The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities, and is frequently used as a general measure of bond performance. The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.

   IN EACH OF THE FUNDS, A SIGNIFICANT EXPOSURE TO EQUITIES VS. FIXED INCOME HELPED PERFORMANCE MOST, AS STOCKS OUTPERFORMED BONDS DURING THE PERIOD.


Q: What factors most significantly affected performance for the period?

A: The eight Retirement Plus Series Funds benefited most from asset allocation positioning. Outperformance of several of the underlying mutual fund investments selected for each asset class also contributed to the Funds' results.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  23

QUESTIONS & ANSWERS

   The two tactical asset allocation models we use - momentum and mean reversion -- both performed well. In evaluating momentum, the quantitative model we use seeks to identify asset classes expected to have improving investor sentiment over the coming six to nine months. The mean reversion model we use looks at the performance of asset classes over the last several years and compares it to their historical averages. The model increases exposure to asset classes that have underperformed their historical averages and decreases exposure to those that have outperformed their average. The idea is that asset class returns tend to revert to their long-term averages over time.

   In each of the Funds, a significant exposure to equities vs. fixed income helped performance most, as stocks outperformed bonds during the period. Within equities, significant allocations to the Funds' underlying international equity mutual fund investments contributed most, as international equities outperformed U.S. equities for the period. Within international equities, exposure to emerging market equities further boosted results. The only exceptions to this were the more conservative RiverSource Retirement Plus 2010 Fund and RiverSource Retirement Plus 2015 Fund, where asset allocations set by their prospectuses led to more modest exposure to international equities.

   Having a significant exposure to U.S. large-cap equities helped each of the Funds, as large-cap stocks outperformed small- and mid-cap stocks for the period, although this was partially offset by weak security selection within the underlying RiverSource Disciplined Equity Fund. Similarly, having only a modest exposure to U.S. small-cap and mid-cap equities boosted results, but this was partially offset by poor stock selection within the underlying RiverSource Disciplined Small and Mid Cap Equity Fund. Within fixed income, exposure to emerging market debt and to cash equivalents contributed to results. However, allocations to international developed market bonds, to U.S. core bonds and to high yield corporate bonds detracted.

   Each of the Funds' underlying equity funds utilize three quantitative investment models - momentum, value and quality--in selecting stocks. During the reporting period, the momentum and quality models performed strongly, though this was outweighed by the poor performance of the value model in the underlying U.S. large-cap equity mutual fund, RiverSource Disciplined Equity Fund. In the underlying international equity mutual fund, RiverSource Disciplined International Equity Fund, all three of the quantitative investment models outperformed the MSCI Index, with the momentum model taking the lead. In the underlying U.S. small- and mid-cap equity mutual fund, RiverSource Disciplined Small and Mid Cap Equity Fund, the momentum model performed well, but not enough to offset the underperformance of the value and quality models. We continue to believe the style diversification provided by the three very different quantitative models is a significant investment advantage.

   Securities in underlying fixed income funds are chosen by sector teams specializing in individual sectors, such as liquid assets, structured assets, investment grade corporate bonds, high yield corporate bonds and global bonds. During the reporting period, RiverSource Emerging Markets Bond Fund and RiverSource Cash Management Fund posted strong results, but RiverSource Global Bond Fund, RiverSource High Yield Bond Fund and RiverSource Diversified Bond Fund lagged.

Q: What changes did you make to the Funds during the period?

A: Based on improving momentum characteristics, the Funds increased their emphasis on small- and mid-cap equities during the first half of the semiannual period. Since each of the Funds' portfolios was at its maximum equity allocation, we decreased the Funds' allocation to international equities to accommodate this change. Then, during the second half of the period, following the flight to quality after the credit crunch, the momentum model changed course. As a result, the Funds decreased their exposure to small- and mid-cap equities favoring instead large-cap U.S. equities and international equities. The Funds maintained their significant exposure to equities vs. fixed income throughout. We also maintained our style diversification in the equity asset classes consistently throughout the period.

   Within fixed income, we decreased the Funds' positions in emerging market bonds and core bonds and increased exposure to U.S. high yield bonds, seeking to take advantage of market weakness within the high yield sector following the lows of the credit crisis. We also increased the Funds' allocation to cash, based on the preferences of our mean reversion and momentum models.

--------------------------------------------------------------------------------

 24 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   WE BELIEVE OUR CONSISTENT USE OF MULTIPLE INVESTMENT DISCIPLINES SERVES THE FUNDS WELL OVER THE LONG TERM, AND THE DIVERSIFIED PORTFOLIOS ARE WELL POSITIONED FOR MOST MARKET CONDITIONS.


Q: What is the Funds' tactical view and strategy for the months ahead?

A: We believe our consistent use of multiple investment disciplines serves the Funds well over the long term, and the diversified portfolios are well positioned for most market conditions. As of the end of October, both of our tactical asset allocation models -- momentum and mean reversion -- favored U.S. large-cap equities, international equities and cash. Therefore, we intend to maintain the Funds' modest exposures to low quality, high volatility assets such as emerging market debt and small-and mid-cap U.S. equities for the near term.

   We believe that the combination of our asset allocation models, stock selection models and specialized fixed income sector teams should help us to continue delivering value relative to each Fund's blended composite index benchmark over extended periods of time. Employing style diversification remains a critical advantage to the Funds. We are equally convinced of the merit of our multifaceted, disciplined approach to controlling risk in the portfolios. Not only are portfolios rebalanced monthly, but our proprietary portfolio optimization process seeks to maximize returns, manage portfolio risk across multiple factors and minimize implementation costs.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  25

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Oct. 31, 2007.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 26 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Retirement Plus 2010 Fund

                                    BEGINNING               ENDING           DIRECT EXPENSES PAID        DIRECT AND INDIRECT
                                  ACCOUNT VALUE         ACCOUNT VALUE               DURING                  EXPENSES PAID
                                   MAY 1, 2007          OCT. 31, 2007         THE PERIOD(A),(B)      DURING THE PERIOD(B),(C),(D)
 Class A
   Actual(e)                         $1,000               $1,042.50                 $2.52                        $6.18
   Hypothetical (5% return
   before expenses)                  $1,000               $1,022.74                 $2.50                        $6.12
 Class R2
   Actual(e)                         $1,000               $1,040.70                 $4.53                        $8.18
   Hypothetical (5% return
   before expenses)                  $1,000               $1,020.77                 $4.48                        $8.10
 Class R3
   Actual(e)                         $1,000               $1,042.00                 $3.24                        $6.90
   Hypothetical (5% return
   before expenses)                  $1,000               $1,022.03                 $3.21                        $6.83
 Class R4
   Actual(e)                         $1,000               $1,043.20                 $1.96                        $5.61
   Hypothetical (5% return
   before expenses)                  $1,000               $1,023.29                 $1.94                        $5.56
 Class R5
   Actual(e)                         $1,000               $1,045.50                 $0.67                        $4.33
   Hypothetical (5% return
   before expenses)                  $1,000               $1,024.55                 $0.66                        $4.29
 Class Y
   Actual(e)                         $1,000               $1,043.90                 $1.34                        $5.00
   Hypothetical (5% return
   before expenses)                  $1,000               $1,023.89                 $1.33                        $4.95

ANNUALIZED EXPENSE RATIOS

                                                                                      ACQUIRED FUND
                                                            FUND'S ANNUALIZED       (UNDERLYING FUND)             NET FUND
                                                              EXPENSE RATIO        FEES AND EXPENSES(D)           EXPENSES
 Class A                                                           .49%                    .71%                    1.20%
 Class R2                                                          .88%                    .71%                    1.59%
 Class R3                                                          .63%                    .71%                    1.34%
 Class R4                                                          .38%                    .71%                    1.09%
 Class R5                                                          .13%                    .71%                     .84%
 Class Y                                                           .26%                    .71%                     .97%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y. This change was effective Nov. 1, 2007. Had this change been in place for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund paid would have been $2.01 for Class A, $4.01 for Class R2, $2.73 for Class R3, $1.44 for Class R4, $0.15 for Class R5 and $0.93 for Class Y; the hypothetical direct expenses of the Fund paid would have been $1.99 for Class A, $3.97 for Class R2, $2.70 for Class R3, $1.43 for Class R4, $0.15 for Class R5 and $0.92 for Class Y. Additionally, had this change been in effect for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.66 for Class A, $7.66 for Class R2, $6.38 for Class R3, $5.10 for Class R4, $3.82 for Class R5 and $4.59 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.61 for Class A, $7.59 for Class R2, $6.32 for Class R3, $5.05 for Class R4, $3.78 for Class R5 and $4.54 for Class Y.
(c) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.73% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2007, the actual expenses paid would have been $6.28 for Class A, $8.28 for Class R2, $7.00 for Class R3, $5.72 for Class R4, $4.43 for Class R5 and $5.10 for Class Y and the hypothetical expenses paid would have been $6.22 for Class A, $8.20 for Class R2, $6.93 for Class R3, $5.66 for Class R4, $4.39 for Class R5 and $5.05 for Class Y.
(e) Based on the actual return for the six months ended Oct. 31, 2007: +4.25% for Class A, +4.07% for Class R2, +4.20% for Class R3, +4.32% for Class R4, 4.55% for Class R5 and +4.39% for Class Y.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  27

RiverSource Retirement Plus 2015 Fund

                                    BEGINNING               ENDING             DIRECT EXPENSES           DIRECT AND INDIRECT
                                  ACCOUNT VALUE         ACCOUNT VALUE            PAID DURING                EXPENSES PAID
                                   MAY 1, 2007          OCT. 31, 2007         THE PERIOD(A),(B)      DURING THE PERIOD(B),(C),(D)
 Class A
   Actual(e)                         $1,000               $1,048.10                 $2.53                        $6.35
   Hypothetical (5% return
   before expenses)                  $1,000               $1,022.74                 $2.50                        $6.27
 Class R2
   Actual(e)                         $1,000               $1,045.40                 $4.54                        $8.35
   Hypothetical (5% return
   before expenses)                  $1,000               $1,020.77                 $4.48                        $8.25
 Class R3
   Actual(e)                         $1,000               $1,046.20                 $3.25                        $7.07
   Hypothetical (5% return
   before expenses)                  $1,000               $1,022.03                 $3.21                        $6.98
 Class R4
   Actual(e)                         $1,000               $1,048.00                 $1.96                        $5.78
   Hypothetical (5% return
   before expenses)                  $1,000               $1,023.29                 $1.94                        $5.71
 Class R5
   Actual(e)                         $1,000               $1,048.90                 $0.67                        $4.49
   Hypothetical (5% return
   before expenses)                  $1,000               $1,024.55                 $0.66                        $4.44
 Class Y
   Actual(e)                         $1,000               $1,048.00                 $1.34                        $5.16
   Hypothetical (5% return
   before expenses)                  $1,000               $1,023.89                 $1.33                        $5.10

ANNUALIZED EXPENSE RATIOS

                                                                                     ACQUIRED FUND
                                                           FUND'S ANNUALIZED       (UNDERLYING FUND)             NET FUND
                                                             EXPENSE RATIO        FEES AND EXPENSES(D)           EXPENSES
 Class A                                                          .49%                    .74%                     1.23%
 Class R2                                                         .88%                    .74%                     1.62%
 Class R3                                                         .63%                    .74%                     1.37%
 Class R4                                                         .38%                    .74%                     1.12%
 Class R5                                                         .13%                    .74%                      .87%
 Class Y                                                          .26%                    .74%                     1.00%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y. This change was effective Nov. 1, 2007. Had this change been in place for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund paid would have been $2.01 for Class A, $4.02 for Class R2, $2.73 for Class R3, $1.45 for Class R4, $0.15 for Class R5 and $0.93 for Class Y; the hypothetical direct expenses of the Fund paid would have been $1.99 for Class A, $3.97 for Class R2, $2.70 for Class R3, $1.43 for Class R4, $0.15 for Class R5 and $0.92 for Class Y. Additionally, had this change been in effect for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.83 for Class A, $7.84 for Class R2, $6.55 for Class R3, $5.27 for Class R4, $3.98 for Class R5 and $4.75 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.76 for Class A, $7.74 for Class R2, $6.47 for Class R3, $5.20 for Class R4, $3.93 for Class R5 and $4.69 for Class Y.
(c) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.76% for all classes. Had these commitments not been in place for the entire six-month period ended Oct. 31, 2007, the actual expenses paid would have been $6.45 for Class A, $8.46 for Class R2, $7.17 for Class R3, $5.88 for Class R4, $4.60 for Class R5 and $5.27 for Class Y and the hypothetical expenses paid would have been $6.37 for Class A, $8.35 for Class R2, $7.08 for Class R3, $5.81 for Class R4, $4.54 for Class R5 and $5.20 for Class Y.
(e) Based on the actual return for the six months ended Oct. 31, 2007: +4.81% for Class A, +4.54% for Class R2, +4.62% for Class R3, +4.80% for Class R4, +4.89% for Class R5 and +4.80% for Class Y.

--------------------------------------------------------------------------------

 28 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Retirement Plus 2020 Fund

                                   BEGINNING               ENDING             DIRECT EXPENSES            DIRECT AND INDIRECT
                                 ACCOUNT VALUE         ACCOUNT VALUE            PAID DURING                 EXPENSES PAID
                                  MAY 1, 2007          OCT. 31, 2007         THE PERIOD(A),(B)       DURING THE PERIOD(B),(C),(D)
 Class A
   Actual(e)                        $1,000               $1,055.10                 $2.54                         $6.58
   Hypothetical (5% return
   before expenses)                 $1,000               $1,022.74                 $2.50                         $6.47
 Class R2
   Actual(e)                        $1,000               $1,052.40                 $4.55                         $8.59
   Hypothetical (5% return
   before expenses)                 $1,000               $1,020.77                 $4.48                         $8.46
 Class R3
   Actual(e)                        $1,000               $1,054.20                 $3.26                         $7.30
   Hypothetical (5% return
   before expenses)                 $1,000               $1,022.03                 $3.21                         $7.19
 Class R4
   Actual(e)                        $1,000               $1,055.00                 $1.97                         $6.01
   Hypothetical (5% return
   before expenses)                 $1,000               $1,023.29                 $1.94                         $5.92
 Class R5
   Actual(e)                        $1,000               $1,056.80                 $0.67                         $4.72
   Hypothetical (5% return
   before expenses)                 $1,000               $1,024.55                 $0.66                         $4.64
 Class Y
   Actual(e)                        $1,000               $1,056.80                 $1.35                         $5.39
   Hypothetical (5% return
   before expenses)                 $1,000               $1,023.89                 $1.33                         $5.31

ANNUALIZED EXPENSE RATIOS

                                                                                    ACQUIRED FUND
                                                          FUND'S ANNUALIZED       (UNDERLYING FUND)              NET FUND
                                                            EXPENSE RATIO        FEES AND EXPENSES(D)            EXPENSES
 Class A                                                         .49%                    .78%                     1.27%
 Class R2                                                        .88%                    .78%                     1.66%
 Class R3                                                        .63%                    .78%                     1.41%
 Class R4                                                        .38%                    .78%                     1.16%
 Class R5                                                        .13%                    .78%                      .91%
 Class Y                                                         .26%                    .78%                     1.04%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y. This change was effective Nov. 1, 2007. Had this change been in place for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund paid would have been $2.02 for Class A, $4.04 for Class R2, $2.74 for Class R3, $1.45 for Class R4, $0.16 for Class R5 and $0.93 for Class Y; the hypothetical direct expenses of the Fund paid would have been $1.99 for Class A, $3.97 for Class R2, $2.70 for Class R3, $1.43 for Class R4, $0.15 for Class R5 and $0.92 for Class Y. Additionally, had this change been in effect for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $6.06 for Class A, $8.07 for Class R2, $6.78 for Class R3, $5.49 for Class R4, $4.20 for Class R5 and $4.98 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.97 for Class A, $7.95 for Class R2, $6.68 for Class R3, $5.41 for Class R4, $4.13 for Class R5 and $4.90 for Class Y.
(c) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.80% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2007, the actual expenses paid would have been $6.68 for Class A, $8.69 for Class R2, $7.40 for Class R3, $6.11 for Class R4, $4.82 for Class R5 and $5.50 for Class Y and the hypothetical expenses paid would have been $6.58 for Class A, $8.56 for Class R2, $7.29 for Class R3, $6.02 for Class R4, $4.75 for Class R5 and $5.41 for Class Y.
(e) Based on the actual return for the six months ended Oct. 31, 2007: +5.51% for Class A, +5.24% for Class R2, +5.42% for Class R3, +5.50% for Class R4, +5.68% for Class R5 and +5.68% for Class Y.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  29

RiverSource Retirement Plus 2025 Fund

                                   BEGINNING               ENDING             DIRECT EXPENSES            DIRECT AND INDIRECT
                                 ACCOUNT VALUE         ACCOUNT VALUE            PAID DURING                 EXPENSES PAID
                                  MAY 1, 2007          OCT. 31, 2007         THE PERIOD(A),(B)       DURING THE PERIOD(B),(C),(D)
 Class A
   Actual(e)                        $1,000               $1,056.90                 $2.54                         $6.64
   Hypothetical (5% return
   before expenses)                 $1,000               $1,022.74                 $2.50                         $6.53
 Class R2
   Actual(e)                        $1,000               $1,054.10                 $4.56                         $8.65
   Hypothetical (5% return
   before expenses)                 $1,000               $1,020.77                 $4.48                         $8.51
 Class R3
   Actual(e)                        $1,000               $1,055.90                 $3.26                         $7.36
   Hypothetical (5% return
   before expenses)                 $1,000               $1,022.03                 $3.21                         $7.24
 Class R4
   Actual(e)                        $1,000               $1,056.70                 $1.97                         $6.07
   Hypothetical (5% return
   before expenses)                 $1,000               $1,023.29                 $1.94                         $5.97
 Class R5
   Actual(e)                        $1,000               $1,058.50                 $0.67                         $4.77
   Hypothetical (5% return
   before expenses)                 $1,000               $1,024.55                 $0.66                         $4.69
 Class Y
   Actual(e)                        $1,000               $1,058.50                 $1.35                         $5.45
   Hypothetical (5% return
   before expenses)                 $1,000               $1,023.89                 $1.33                         $5.36

ANNUALIZED EXPENSE RATIOS

                                                                                    ACQUIRED FUND
                                                          FUND'S ANNUALIZED       (UNDERLYING FUND)              NET FUND
                                                            EXPENSE RATIO        FEES AND EXPENSES(D)            EXPENSES
 Class A                                                         .49%                    .79%                     1.28%
 Class R2                                                        .88%                    .79%                     1.67%
 Class R3                                                        .63%                    .79%                     1.42%
 Class R4                                                        .38%                    .79%                     1.17%
 Class R5                                                        .13%                    .79%                      .92%
 Class Y                                                         .26%                    .79%                     1.05%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y. This change was effective Nov. 1, 2007. Had this change been in place for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund paid would have been $2.02 for Class A, $4.04 for Class R2, $2.75 for Class R3, $1.45 for Class R4, $0.16 for Class R5 and $0.93 for Class Y; the hypothetical direct expenses of the Fund paid would have been $1.99 for Class A, $3.97 for Class R2, $2.70 for Class R3, $1.43 for Class R4, $0.15 for Class R5 and $0.92 for Class Y. Additionally, had this change been in effect for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $6.12 for Class A, $8.13 for Class R2, $6.84 for Class R3, $5.55 for Class R4, $4.25 for Class R5 and $5.03 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $6.02 for Class A, $8.00 for Class R2, $6.73 for Class R3, $5.46 for Class R4, $4.19 for Class R5 and $4.95 for Class Y.
(c) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2007, the actual expenses paid would have been $6.79 for Class A, $8.80 for Class R2, $7.51 for Class R3, $6.22 for Class R4, $4.93 for Class R5 and $5.60 for Class Y and the hypothetical expenses paid would have been $6.68 for Class A, $8.66 for Class R2, $7.39 for Class R3, $6.12 for Class R4, $4.85 for Class R5 and $5.51 for Class Y.
(e) Based on the actual return for the six months ended Oct. 31, 2007: +5.69% for Class A, +5.41% for Class R2, +5.59% for Class R3, +5.67% for Class R4, +5.85% for Class R5 and +5.85% for Class Y.

--------------------------------------------------------------------------------

 30 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Retirement Plus 2030 Fund

                                          BEGINNING               ENDING             DIRECT EXPENSES        DIRECT AND INDIRECT
                                        ACCOUNT VALUE         ACCOUNT VALUE            PAID DURING          EXPENSES PAID DURING
                                         MAY 1, 2007          OCT. 31, 2007         THE PERIOD(A),(B)      THE PERIOD(B),(C),(D)
 Class A
   Actual(e)                               $1,000               $1,057.50                 $2.54                    $6.69
   Hypothetical (5% return before
   expenses)                               $1,000               $1,022.74                 $2.50                    $6.58
 Class R2
   Actual(e)                               $1,000               $1,055.80                 $4.56                    $8.71
   Hypothetical (5% return before
   expenses)                               $1,000               $1,020.77                 $4.48                    $8.56
 Class R3
   Actual(e)                               $1,000               $1,056.60                 $3.27                    $7.41
   Hypothetical (5% return before
   expenses)                               $1,000               $1,022.03                 $3.21                    $7.29
 Class R4
   Actual(e)                               $1,000               $1,058.40                 $1.97                    $6.12
   Hypothetical (5% return before
   expenses)                               $1,000               $1,023.29                 $1.94                    $6.02
 Class R5
   Actual(e)                               $1,000               $1,059.20                 $0.67                    $4.83
   Hypothetical (5% return before
   expenses)                               $1,000               $1,024.55                 $0.66                    $4.75
 Class Y
   Actual(e)                               $1,000               $1,059.20                 $1.35                    $5.50
   Hypothetical (5% return before
   expenses)                               $1,000               $1,023.89                 $1.33                    $5.41

ANNUALIZED EXPENSE RATIOS

                                                                                      ACQUIRED FUND
                                                            FUND'S ANNUALIZED       (UNDERLYING FUND)             NET FUND
                                                              EXPENSE RATIO        FEES AND EXPENSES(D)           EXPENSES
 Class A                                                           .49%                    .80%                    1.29%
 Class R2                                                          .88%                    .80%                    1.68%
 Class R3                                                          .63%                    .80%                    1.43%
 Class R4                                                          .38%                    .80%                    1.18%
 Class R5                                                          .13%                    .80%                     .93%
 Class Y                                                           .26%                    .80%                    1.06%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y. This change was effective Nov. 1, 2007. Had this change been in place for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund paid would have been $2.02 for Class A, $4.04 for Class R2, $2.75 for Class R3, $1.45 for Class R4, $0.16 for Class R5 and $0.93 for Class Y; the hypothetical direct expenses of the Fund paid would have been $1.99 for Class A, $3.97 for Class R2, $2.70 for Class R3, $1.43 for Class R4, $0.15 for Class R5 and $0.92 for Class Y. Additionally, had this change been in effect for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $6.17 for Class A, $8.19 for Class R2, $6.89 for Class R3, $5.60 for Class R4, $4.31 for Class R5 and $5.09 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $6.07 for Class A, $8.05 for Class R2, $6.78 for Class R3, $5.51 for Class R4, $4.24 for Class R5 and $5.00 for Class Y.
(c) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2007, the actual expenses paid would have been $6.79 for Class A, $8.81 for Class R2, $7.52 for Class R3, $6.23 for Class R4, $4.93 for Class R5 and $5.61 for Class Y and the hypothetical expenses paid would have been $6.68 for Class A, $8.66 for Class R2, $7.39 for Class R3, $6.12 for Class R4, $4.85 for Class R5 and $5.51 for Class Y.
(e) Based on the actual return for the six months ended Oct. 31, 2007: +5.75% for Class A, +5.58% for Class R2, +5.66% for Class R3, +5.84% for Class R4, +5.92% for Class R5 and +5.92% for Class Y.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  31

RiverSource Retirement Plus 2035 Fund

                                          BEGINNING               ENDING             DIRECT EXPENSES        DIRECT AND INDIRECT
                                        ACCOUNT VALUE         ACCOUNT VALUE            PAID DURING          EXPENSES PAID DURING
                                         MAY 1, 2007          OCT. 31, 2007         THE PERIOD(A),(B)      THE PERIOD(B),(C),(D)
 Class A
   Actual(e)                               $1,000               $1,057.00                 $2.54                    $6.69
   Hypothetical (5% return before
   expenses)                               $1,000               $1,022.74                 $2.50                    $6.58
 Class R2
   Actual(e)                               $1,000               $1,054.30                 $4.56                    $8.70
   Hypothetical (5% return before
   expenses)                               $1,000               $1,020.77                 $4.48                    $8.56
 Class R3
   Actual(e)                               $1,000               $1,056.00                 $3.26                    $7.41
   Hypothetical (5% return before
   expenses)                               $1,000               $1,022.03                 $3.21                    $7.29
 Class R4
   Actual(e)                               $1,000               $1,056.90                 $1.97                    $6.12
   Hypothetical (5% return before
   expenses)                               $1,000               $1,023.29                 $1.94                    $6.02
 Class R5
   Actual(e)                               $1,000               $1,058.60                 $0.67                    $4.83
   Hypothetical (5% return before
   expenses)                               $1,000               $1,024.55                 $0.66                    $4.75
 Class Y
   Actual(e)                               $1,000               $1,058.70                 $1.35                    $5.50
   Hypothetical (5% return before
   expenses)                               $1,000               $1,023.89                 $1.33                    $5.41

ANNUALIZED EXPENSE RATIOS

                                                                                      ACQUIRED FUND
                                                            FUND'S ANNUALIZED       (UNDERLYING FUND)             NET FUND
                                                              EXPENSE RATIO        FEES AND EXPENSES(D)           EXPENSES
 Class A                                                           .49%                    .80%                    1.29%
 Class R2                                                          .88%                    .80%                    1.68%
 Class R3                                                          .63%                    .80%                    1.43%
 Class R4                                                          .38%                    .80%                    1.18%
 Class R5                                                          .13%                    .80%                     .93%
 Class Y                                                           .26%                    .80%                    1.06%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y. This change was effective Nov. 1, 2007. Had this change been in place for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund paid would have been $2.02 for Class A, $4.04 for Class R2, $2.75 for Class R3, $1.45 for Class R4, $0.16 for Class R5 and $0.93 for Class Y; the hypothetical direct expenses of the Fund paid would have been $1.99 for Class A, $3.97 for Class R2, $2.70 for Class R3, $1.43 for Class R4, $0.15 for Class R5 and $0.92 for Class Y. Additionally, had this change been in effect for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $6.17 for Class A, $8.18 for Class R2, $6.89 for Class R3, $5.60 for Class R4, $4.31 for Class R5 and $5.09 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $6.07 for Class A, $8.05 for Class R2, $6.78 for Class R3, $5.51 for Class R4, $4.24 for Class R5 and $5.00 for Class Y.
(c) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2007, the actual expenses paid would have been $6.79 for Class A, $8.80 for Class R2, $7.51 for Class R3, $6.22 for Class R4, $4.93 for Class R5 and $5.60 for Class Y and the hypothetical expenses paid would have been $6.68 for Class A, $8.66 for Class R2, $7.39 for Class R3, $6.12 for Class R4, $4.85 for Class R5 and $5.51 for Class Y.
(e) Based on the actual return for the six months ended Oct. 31, 2007: +5.70% for Class A, +5.43% for Class R2, +5.60% for Class R3, +5.69% for Class R4, +5.86% for Class R5 and +5.87% for Class Y.

--------------------------------------------------------------------------------

 32 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Retirement Plus 2040 Fund

                                    BEGINNING               ENDING             DIRECT EXPENSES           DIRECT AND INDIRECT
                                  ACCOUNT VALUE         ACCOUNT VALUE            PAID DURING                EXPENSES PAID
                                   MAY 1, 2007          OCT. 31, 2007         THE PERIOD(A),(B)      DURING THE PERIOD(B),(C),(D)
 Class A
   Actual(e)                         $1,000               $1,056.70                 $2.54                        $6.69
   Hypothetical (5% return
   before expenses)                  $1,000               $1,022.74                 $2.50                        $6.58
 Class R2
   Actual(e)                         $1,000               $1,055.00                 $4.56                        $8.70
   Hypothetical (5% return
   before expenses)                  $1,000               $1,020.77                 $4.48                        $8.56
 Class R3
   Actual(e)                         $1,000               $1,056.70                 $3.27                        $7.41
   Hypothetical (5% return
   before expenses)                  $1,000               $1,022.03                 $3.21                        $7.29
 Class R4
   Actual(e)                         $1,000               $1,057.60                 $1.97                        $6.12
   Hypothetical (5% return
   before expenses)                  $1,000               $1,023.29                 $1.94                        $6.02
 Class R5
   Actual(e)                         $1,000               $1,059.30                 $0.67                        $4.83
   Hypothetical (5% return
   before expenses)                  $1,000               $1,024.55                 $0.66                        $4.75
 Class Y
   Actual(e)                         $1,000               $1,058.40                 $1.35                        $5.50
   Hypothetical (5% return
   before expenses)                  $1,000               $1,023.89                 $1.33                        $5.41

ANNUALIZED EXPENSE RATIOS

                                                                                      ACQUIRED FUND
                                                            FUND'S ANNUALIZED       (UNDERLYING FUND)             NET FUND
                                                              EXPENSE RATIO        FEES AND EXPENSES(D)           EXPENSES
 Class A                                                           .49%                    .80%                    1.29%
 Class R2                                                          .88%                    .80%                    1.68%
 Class R3                                                          .63%                    .80%                    1.43%
 Class R4                                                          .38%                    .80%                    1.18%
 Class R5                                                          .13%                    .80%                     .93%
 Class Y                                                           .26%                    .80%                    1.06%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y. This change was effective Nov. 1, 2007. Had this change been in place for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund paid would have been $2.02 for Class A, $4.04 for Class R2, $2.75 for Class R3, $1.45 for Class R4, $0.16 for Class R5 and $0.93 for Class Y; the hypothetical direct expenses of the Fund paid would have been $1.99 for Class A, $3.97 for Class R2, $2.70 for Class R3, $1.43 for Class R4, $0.15 for Class R5 and $0.92 for Class Y. Additionally, had this change been in effect for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $6.17 for Class A, $8.18 for Class R2, $6.89 for Class R3, $5.60 for Class R4, $4.31 for Class R5 and $5.08 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $6.07 for Class A, $8.05 for Class R2, $6.78 for Class R3, $5.51 for Class R4, $4.24 for Class R5 and $5.00 for Class Y.
(c) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2007, the actual expenses paid would have been $6.79 for Class A, $8.81 for Class R2, $7.52 for Class R3, $6.22 for Class R4, $4.93 for Class R5 and $5.60 for Class Y and the hypothetical expenses paid would have been $6.68 for Class A, $8.66 for Class R2, $7.39 for Class R3, $6.12 for Class R4, $4.85 for Class R5 and $5.51 for Class Y.
(e) Based on the actual return for the six months ended Oct. 31, 2007: +5.67% for Class A, +5.50% for Class R2, +5.67% for Class R3, +5.76% for Class R4, +5.93% for Class R5 and +5.84% for Class Y.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  33

RiverSource Retirement Plus 2045 Fund

                                    BEGINNING               ENDING             DIRECT EXPENSES           DIRECT AND INDIRECT
                                  ACCOUNT VALUE         ACCOUNT VALUE            PAID DURING                EXPENSES PAID
                                   MAY 1, 2007          OCT. 31, 2007         THE PERIOD(A),(B)      DURING THE PERIOD(B),(C),(D)
 Class A
   Actual(e)                         $1,000               $1,055.90                 $2.54                        $6.63
   Hypothetical (5% return
   before expenses)                  $1,000               $1,022.74                 $2.50                        $6.53
 Class R2
   Actual(e)                         $1,000               $1,055.10                 $4.56                        $8.65
   Hypothetical (5% return
   before expenses)                  $1,000               $1,020.77                 $4.48                        $8.51
 Class R3
   Actual(e)                         $1,000               $1,055.90                 $3.26                        $7.36
   Hypothetical (5% return
   before expenses)                  $1,000               $1,022.03                 $3.21                        $7.24
 Class R4
   Actual(e)                         $1,000               $1,057.70                 $1.97                        $6.07
   Hypothetical (5% return
   before expenses)                  $1,000               $1,023.29                 $1.94                        $5.97
 Class R5
   Actual(e)                         $1,000               $1,058.50                 $0.67                        $4.77
   Hypothetical (5% return
   before expenses)                  $1,000               $1,024.55                 $0.66                        $4.69
 Class Y
   Actual(e)                         $1,000               $1,057.60                 $1.35                        $5.45
   Hypothetical (5% return
   before expenses)                  $1,000               $1,023.89                 $1.33                        $5.36

ANNUALIZED EXPENSE RATIOS

                                                                                     ACQUIRED FUND
                                                           FUND'S ANNUALIZED       (UNDERLYING FUND)             NET FUND
                                                             EXPENSE RATIO        FEES AND EXPENSES(D)           EXPENSES
 Class A                                                          .49%                    .79%                     1.28%
 Class R2                                                         .88%                    .79%                     1.67%
 Class R3                                                         .63%                    .79%                     1.42%
 Class R4                                                         .38%                    .79%                     1.17%
 Class R5                                                         .13%                    .79%                      .92%
 Class Y                                                          .26%                    .79%                     1.05%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y. This change was effective Nov. 1, 2007. Had this change been in place for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund paid would have been $2.02 for Class A, $4.04 for Class R2, $2.75 for Class R3, $1.45 for Class R4, $0.16 for Class R5 and $0.93 for Class Y; the hypothetical direct expenses of the Fund paid would have been $1.99 for Class A, $3.97 for Class R2, $2.70 for Class R3, $1.43 for Class R4, $0.15 for Class R5 and $0.92 for Class Y. Additionally, had this change been in effect for the entire six month period ended Oct. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $6.11 for Class A, $8.13 for Class R2, $6.84 for Class R3, $5.55 for Class R4, $4.25 for Class R5 and $5.03 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $6.02 for Class A, $8.00 for Class R2, $6.73 for Class R3, $5.46 for Class R4, $4.19 for Class R5 and $4.95 for Class Y.
(c) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2007, the actual expenses paid would have been $6.79 for Class A, $8.81 for Class R2, $7.51 for Class R3, $6.22 for Class R4, $4.93 for Class R5 and $5.60 for Class Y and the hypothetical expenses paid would have been $6.68 for Class A, $8.66 for Class R2, $7.39 for Class R3, $6.12 for Class R4, $4.85 for Class R5 and $5.51 for Class Y.
(e) Based on the actual return for the six months ended Oct. 31, 2007: +5.59% for Class A, +5.51% for Class R2, +5.59% for Class R3, +5.77% for Class R4, +5.85% for Class R5 and +5.76% for Class Y.

--------------------------------------------------------------------------------

 34 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2010 Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (69.7%)
                                                  SHARES                    VALUE(A)
INTERNATIONAL (10.5%)
RiverSource Disciplined International Equity
 Fund                                                154,219              $2,020,264
------------------------------------------------------------------------------------

U.S. LARGE CAP (56.8%)
RiverSource Disciplined Equity Fund                1,407,063              10,918,810
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                          46,621                 456,416
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $12,259,066)                                                      $13,395,490
------------------------------------------------------------------------------------

FIXED INCOME FUNDS (18.7%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                          6,486                 $44,556
-----------------------------------------------------------------------------------

HIGH YIELD (7.4%)
RiverSource High Yield Bond Fund                    492,966               1,424,670
-----------------------------------------------------------------------------------

INTERNATIONAL (2.1%)
RiverSource Emerging Markets Bond Fund               37,739                 398,898
-----------------------------------------------------------------------------------

INVESTMENT GRADE (9.0%)
RiverSource Diversified Bond Fund                   356,368               1,731,948
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $3,602,950)                                                       $3,600,072
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (11.7%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  2,246,052              $2,246,052
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $2,246,052)                                                       $2,246,052
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $18,108,068)(b)                                                  $19,241,614
-----------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $18,108,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,168,000
Unrealized depreciation                                                 (34,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,134,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  35

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2015 Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (79.6%)
                                                  SHARES                    VALUE(A)
INTERNATIONAL (13.7%)
RiverSource Disciplined International Equity
 Fund                                                305,030              $3,995,895
------------------------------------------------------------------------------------

U.S. LARGE CAP (61.9%)
RiverSource Disciplined Equity Fund                2,330,547              18,085,047
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (4.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         120,639               1,181,056
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $21,367,813)                                                      $23,261,998
------------------------------------------------------------------------------------

FIXED INCOME FUNDS (14.4%)
                                                  SHARES                    VALUE(A)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                           7,742                 $53,188
------------------------------------------------------------------------------------

HIGH YIELD (5.6%)
RiverSource High Yield Bond Fund                     570,156               1,647,750
------------------------------------------------------------------------------------

INTERNATIONAL (1.3%)
RiverSource Emerging Markets Bond Fund                34,872                 368,596
------------------------------------------------------------------------------------

INVESTMENT GRADE (7.3%)
RiverSource Diversified Bond Fund                    439,392               2,135,446
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $4,207,158)                                                        $4,204,980
------------------------------------------------------------------------------------

CASH EQUIVALENTS (6.1%)
                                                  SHARES                    VALUE(A)

MONEY MARKET
RiverSource Cash Management Fund                   1,772,143              $1,772,143
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $1,772,143)                                                        $1,772,143
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $27,347,114)(b)                                                   $29,239,121
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $27,347,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,964,000
Unrealized depreciation                                                 (72,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,892,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 36 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2020 Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (89.5%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (19.0%)
RiverSource Disciplined International Equity
 Fund                                               605,472              $7,931,682
-----------------------------------------------------------------------------------

U.S. LARGE CAP (64.8%)
RiverSource Disciplined Equity Fund               3,481,459              27,016,122
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (5.7%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        242,101               2,370,173
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $34,048,891)                                                     $37,317,977
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (8.0%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          7,912                 $54,353
-----------------------------------------------------------------------------------

HIGH YIELD (1.5%)
RiverSource High Yield Bond Fund                    217,345                 628,126
-----------------------------------------------------------------------------------

INTERNATIONAL (1.7%)
RiverSource Emerging Markets Bond Fund               65,548                 692,842
-----------------------------------------------------------------------------------

INVESTMENT GRADE (4.7%)
RiverSource Diversified Bond Fund                   400,844               1,948,100
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $3,323,601)                                                       $3,323,421
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (2.6%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  1,069,765              $1,069,765
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $1,069,765)                                                       $1,069,765
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $38,442,257)(b)                                                  $41,711,163
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $38,442,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $3,423,000
Unrealized depreciation                                                (154,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $3,269,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  37

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2025 Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (95.1%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (22.0%)
RiverSource Disciplined International Equity
 Fund                                               652,596              $8,549,014
-----------------------------------------------------------------------------------

U.S. LARGE CAP (67.0%)
RiverSource Disciplined Equity Fund               3,361,880              26,088,191
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (6.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        242,518               2,374,250
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $33,824,258)                                                     $37,011,455
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (3.3%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          5,820                 $39,983
-----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     50,167                 144,982
-----------------------------------------------------------------------------------

INTERNATIONAL (1.2%)
RiverSource Emerging Markets Bond Fund               43,731                 462,234
-----------------------------------------------------------------------------------

INVESTMENT GRADE (1.6%)
RiverSource Diversified Bond Fund                   130,295                 633,233
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,274,198)                                                       $1,280,432
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.6%)
                                               SHARES                       VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                     641,170                $641,170
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $641,170)                                                            $641,170
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $35,739,626)(b)                                                   $38,933,057
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $35,740,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $3,365,000
Unrealized depreciation                                                (172,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $3,193,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 38 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2030 Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (95.2%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (22.6%)
RiverSource Disciplined International Equity
 Fund                                               679,133              $8,896,649
-----------------------------------------------------------------------------------

U.S. LARGE CAP (66.5%)
RiverSource Disciplined Equity Fund               3,364,160              26,105,884
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (6.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        244,833               2,396,920
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $33,994,175)                                                     $37,399,453
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (3.3%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          5,876                 $40,368
-----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     50,666                 146,426
-----------------------------------------------------------------------------------

INTERNATIONAL (1.2%)
RiverSource Emerging Markets Bond Fund               44,039                 465,489
-----------------------------------------------------------------------------------

INVESTMENT GRADE (1.6%)
RiverSource Diversified Bond Fund                   131,997                 641,505
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,286,867)                                                       $1,293,788
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.6%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    647,897                $647,897
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $647,897)                                                           $647,897
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $35,928,939)(b)                                                  $39,341,138
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $35,929,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $3,579,000
Unrealized depreciation                                                (167,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $3,412,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  39

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2035 Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (95.1%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (22.3%)
RiverSource Disciplined International Equity
 Fund                                               387,248              $5,072,943
-----------------------------------------------------------------------------------

U.S. LARGE CAP (66.7%)
RiverSource Disciplined Equity Fund               1,958,481              15,197,815
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (6.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        142,008               1,390,258
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $19,693,890)                                                     $21,661,016
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (3.3%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          3,408                 $23,415
-----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     29,588                  85,508
-----------------------------------------------------------------------------------

INTERNATIONAL (1.2%)
RiverSource Emerging Markets Bond Fund               25,517                 269,716
-----------------------------------------------------------------------------------

INVESTMENT GRADE (1.6%)
RiverSource Diversified Bond Fund                    76,290                 370,770
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $745,533)                                                           $749,409
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.6%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    375,219                $375,219
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $375,219)                                                           $375,219
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $20,814,642)(b)                                                  $22,785,644
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $20,815,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,068,000
Unrealized depreciation                                                 (97,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,971,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 40 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2040 Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (95.2%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (22.2%)
RiverSource Disciplined International Equity
 Fund                                               487,608              $6,387,669
-----------------------------------------------------------------------------------

U.S. LARGE CAP (66.9%)
RiverSource Disciplined Equity Fund               2,474,801              19,204,459
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (6.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        179,115               1,753,534
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $24,232,618)                                                     $27,345,662
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (3.3%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          4,300                 $29,540
-----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     37,072                 107,137
-----------------------------------------------------------------------------------

INTERNATIONAL (1.2%)
RiverSource Emerging Markets Bond Fund               32,163                 339,963
-----------------------------------------------------------------------------------

INVESTMENT GRADE (1.6%)
RiverSource Diversified Bond Fund                    96,579                 469,376
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $939,158)                                                           $946,016
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.6%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    473,721                $473,721
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $473,721)                                                           $473,721
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $25,645,497)(b)                                                  $28,765,399
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $25,645,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $3,239,000
Unrealized depreciation                                                (119,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $3,120,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  41

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2045 Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (95.1%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (21.5%)
RiverSource Disciplined International Equity
 Fund                                               148,082              $1,939,879
-----------------------------------------------------------------------------------

U.S. LARGE CAP (67.5%)
RiverSource Disciplined Equity Fund                 785,092               6,092,313
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (6.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         56,612                 554,236
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $7,913,946)                                                       $8,586,428
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (3.3%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          1,357                  $9,325
-----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     11,716                  33,860
-----------------------------------------------------------------------------------

INTERNATIONAL (1.2%)
RiverSource Emerging Markets Bond Fund                9,894                 104,576
-----------------------------------------------------------------------------------

INVESTMENT GRADE (1.6%)
RiverSource Diversified Bond Fund                    30,755                 149,469
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $295,277)                                                           $297,230
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.6%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    148,565                $148,565
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $148,565)                                                           $148,565
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $8,357,788)(b)                                                    $9,032,223
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $8,358,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $705,000
Unrealized depreciation                                               (31,000)
-----------------------------------------------------------------------------
Net unrealized appreciation                                          $674,000
-----------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 42 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2010           PLUS 2015           PLUS 2020
OCT. 31, 2007 (UNAUDITED)                                        FUND                FUND                FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
   (identified cost $18,108,068, $27,347,114 and
   $38,442,257, respectively)                                 $19,241,614         $29,239,121         $41,711,163
Capital shares receivable                                          25,000               9,496               1,429
Dividends receivable                                                4,332               4,564               2,763
Receivable for investments sold                                   381,166             578,330             828,327
-----------------------------------------------------------------------------------------------------------------
Total assets                                                   19,652,112          29,831,511          42,543,682
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                              1,930                 520               4,739
Payable for investments purchased                                 404,236             579,342             823,956
Accrued distribution fee                                               14                  25                  23
Accrued transfer agency fee                                            29                  44                  62
Accrued administrative services fee                                    10                  16                  23
Accrued plan administrative services fee                               70                 104                 156
Other accrued expenses                                             13,464              22,194              18,636
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                 419,753             602,245             847,595
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $19,232,359         $29,229,266         $41,696,087
=================================================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)      $    17,009         $    25,237         $    35,602
Additional paid-in capital                                     17,183,709          26,229,698          36,676,235
Undistributed net investment income                                28,989             160,875              80,997
Accumulated net realized gain (loss)                              869,106             921,449           1,634,347
Unrealized appreciation (depreciation) on investments           1,133,546           1,892,007           3,268,906
-----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $19,232,359         $29,229,266         $41,696,087
=================================================================================================================

Net assets applicable to outstanding shares:           Class A                 $ 2,128,552         $ 3,626,436         $ 3,339,675
                                                       Class R2                $     5,289         $     5,356         $     5,407
                                                       Class R3                $     5,290         $     5,368         $     5,421
                                                       Class R4                $     5,290         $     5,379         $     5,431
                                                       Class R5                $     5,293         $     5,391         $     5,445
                                                       Class Y                 $17,082,645         $25,581,336         $38,334,708
Outstanding shares of beneficial interest:             Class A shares              188,316             313,655             286,042
                                                       Class R2 shares                 468                 465                 464
                                                       Class R3 shares                 468                 465                 464
                                                       Class R4 shares                 468                 465                 464
                                                       Class R5 shares                 468                 465                 464
                                                       Class Y shares            1,510,721           2,208,198           3,272,270
Net asset value per share                              Class A(1)              $     11.30         $     11.56         $     11.68
                                                       Class R2                $     11.30         $     11.52         $     11.65
                                                       Class R3                $     11.30         $     11.54         $     11.68
                                                       Class R4                $     11.30         $     11.57         $     11.70
                                                       Class R5                $     11.31         $     11.59         $     11.73
                                                       Class Y                 $     11.31         $     11.58         $     11.72
----------------------------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund and RiverSource Retirement Plus 2020 Fund is $11.99, $12.27 and $12.39, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  43

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2025           PLUS 2030           PLUS 2035
OCT. 31, 2007 (UNAUDITED)                                        FUND                FUND                FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
   (identified cost $35,739,626, $35,928,939 and
   $20,814,642, respectively)                                 $38,933,057         $39,341,138         $22,785,644
Capital shares receivable                                          51,526              28,606              62,003
Dividends receivable                                                1,003               1,014                 587
Receivable for investments sold                                   771,005             783,417             448,383
-----------------------------------------------------------------------------------------------------------------
Total assets                                                   39,756,591          40,154,175          23,296,617
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             54,397              32,262              25,945
Payable for investments purchased                                 768,134             776,604             481,142
Accrued distribution fee                                               16                  14                   8
Accrued transfer agency fee                                            58                  59                  35
Accrued administrative services fee                                    21                  21                  12
Accrued plan administrative services fee                              148                 151                  87
Other accrued expenses                                             25,905              46,430              19,711
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                 848,679             855,541             526,940
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $38,907,912         $39,298,634         $22,769,677
=================================================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)      $    33,102         $    33,295         $    19,417
Additional paid-in capital                                     34,395,419          34,592,944          19,981,322
Undistributed (excess of distributions over) net investment
   income                                                          13,099              16,326               9,035
Accumulated net realized gain (loss)                            1,272,861           1,243,870             788,901
Unrealized appreciation (depreciation) on investments           3,193,431           3,412,199           1,971,002
-----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $38,907,912         $39,298,634         $22,769,677
=================================================================================================================

Net assets applicable to outstanding shares:           Class A                 $ 2,469,327         $ 2,115,685         $ 1,217,992
                                                       Class R2                $     5,446         $     5,446         $     5,445
                                                       Class R3                $     5,460         $     5,456         $     5,457
                                                       Class R4                $     5,461         $     5,469         $     5,469
                                                       Class R5                $     5,475         $     5,480         $     5,481
                                                       Class Y                 $36,416,743         $37,161,098         $21,529,833
Outstanding shares of beneficial interest:             Class A shares              210,840             179,799             104,190
                                                       Class R2 shares                 466                 464                 467
                                                       Class R3 shares                 466                 464                 467
                                                       Class R4 shares                 465                 464                 467
                                                       Class R5 shares                 465                 464                 467
                                                       Class Y shares            3,097,523           3,147,819           1,835,600
Net asset value per share                              Class A(1)              $     11.71         $     11.77         $     11.69
                                                       Class R2                $     11.69         $     11.74         $     11.66
                                                       Class R3                $     11.72         $     11.76         $     11.69
                                                       Class R4                $     11.74         $     11.79         $     11.71
                                                       Class R5                $     11.77         $     11.81         $     11.74
                                                       Class Y                 $     11.76         $     11.81         $     11.73
----------------------------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund and RiverSource Retirement Plus 2035 Fund is $12.42, $12.49 and $12.40, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 44 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT
                                                               PLUS 2040           PLUS 2045
OCT. 31, 2007 (UNAUDITED)                                        FUND                FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
   (identified cost $25,645,497 and $8,357,788,
   respectively)                                              $28,765,399         $9,032,223
Capital shares receivable                                           6,946             12,420
Dividends receivable                                                  741                232
Receivable for investments sold                                   576,034            177,238
---------------------------------------------------------------------------------------------
Total assets                                                   29,349,120          9,222,113
---------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             10,427              2,333
Payable for investments purchased                                 567,703            175,304
Accrued distribution fee                                                6                  6
Accrued transfer agency fee                                            45                 18
Accrued administrative services fee                                    16                  5
Accrued plan administrative services fee                              113                 33
Other accrued expenses                                             35,196             14,734
---------------------------------------------------------------------------------------------
Total liabilities                                                 613,506            192,433
---------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $28,735,614         $9,029,680
=============================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)      $    24,403         $    7,680
Additional paid-in capital                                     24,268,535          8,021,549
Undistributed (excess of distributions over) net investment
   income                                                          18,180              3,375
Accumulated net realized gain (loss)                            1,304,594            322,641
Unrealized appreciation (depreciation) on investments           3,119,902            674,435
---------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $28,735,614         $9,029,680
=============================================================================================

Net assets applicable to outstanding shares:                  Class A                 $   940,693         $  854,530
                                                              Class R2                $     5,435         $    5,447
                                                              Class R3                $     5,449         $    5,459
                                                              Class R4                $     5,458         $    5.470
                                                              Class R5                $     5,472         $    5,482
                                                              Class Y                 $27,773,107         $8,153,292
Outstanding shares of beneficial interest:                    Class A shares               80,136             72,885
                                                              Class R2 shares                 464                466
                                                              Class R3 shares                 464                466
                                                              Class R4 shares                 464                466
                                                              Class R5 shares                 464                466
                                                              Class Y shares            2,358,320            693,205
Net asset value per share                                     Class A(1)              $     11.74         $    11.72
                                                              Class R2                $     11.71         $    11.69
                                                              Class R3                $     11.74         $    11.71
                                                              Class R4                $     11.76         $    11.74
                                                              Class R5                $     11.79         $    11.76
                                                              Class Y                 $     11.78         $    11.76
--------------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund is $12.46 and $12.44, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  45

STATEMENTS OF OPERATIONS

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2010           PLUS 2015           PLUS 2020
SIX MONTHS ENDED OCT. 31, 2007 (UNAUDITED)                       FUND                FUND                FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds          $157,723           $  158,884          $  109,965
-----------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                        1,600                3,055               3,183
   Class R2                                                          13                   13                  13
   Class R3                                                           7                    7                   7
Transfer agency fee
   Class A                                                          614                1,243               1,489
   Class R2                                                           2                    2                   2
   Class R3                                                           2                    2                   2
   Class R4                                                           2                    2                   2
   Class R5                                                           2                    2                   2
   Class Y                                                        4,294                6,249               9,349
Administrative services fee                                       1,848                2,746               3,996
Plan administrative services fee
   Class R2                                                           6                    7                   7
   Class R3                                                           7                    7                   7
   Class R4                                                           7                    7                   7
   Class Y                                                       12,883               18,746              28,047
Custodian fees                                                      789                  629                 725
Printing and postage                                              3,240                1,429               1,806
Registration fees                                                 9,669                9,926               9,059
Audit fees                                                        9,712               11,280              10,801
Other                                                             1,354                1,252               1,140
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                   46,051               56,604              69,644
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                   (20,939)             (18,781)            (15,285)
-----------------------------------------------------------------------------------------------------------------
                                                                 25,112               37,823              54,359
   Earnings credits on cash balances (Note 2)                        --                   --                 (23)
-----------------------------------------------------------------------------------------------------------------
Total net expenses                                               25,112               37,823              54,336
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 132,611              121,061              55,629
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated
   funds (Note 3)                                               303,257              400,075             884,519
Net change in unrealized appreciation (depreciation) on
   investments                                                  365,003              806,271           1,235,246
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  668,260            1,206,346           2,119,765
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $800,871           $1,327,407          $2,175,394
=================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 46 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2025           PLUS 2030           PLUS 2035
SIX MONTHS ENDED OCT. 31, 2007 (UNAUDITED)                       FUND                FUND                FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds         $   51,151          $   49,988          $   29,434
-----------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                         2,535               2,101               1,251
   Class R2                                                           13                  13                  13
   Class R3                                                            7                   8                   7
Transfer agency fee
   Class A                                                         1,261               1,189                 869
   Class R2                                                            2                   2                   2
   Class R3                                                            2                   2                   2
   Class R4                                                            2                   2                   2
   Class R5                                                            2                   2                   2
   Class Y                                                         9,064               8,924               5,246
Administrative services fee                                        3,831               3,740               2,200
Plan administrative services fee
   Class R2                                                            7                   7                   7
   Class R3                                                            7                   8                   7
   Class R4                                                            7                   7                   7
   Class Y                                                        27,192              26,773              15,738
Custodian fees                                                       743                 339                 565
Printing and postage                                               2,600               2,360               2,430
Registration fees                                                  9,154              12,689               7,802
Audit fees                                                        10,645              10,590              10,590
Other                                                              1,067                 369                 494
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                    68,141              69,125              47,234
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                    (16,345)            (18,699)            (17,449)
-----------------------------------------------------------------------------------------------------------------
                                                                  51,796              50,426              29,785
   Earnings credits on cash balances (Note 2)                         (1)                 --                  --
-----------------------------------------------------------------------------------------------------------------
Total net expenses                                                51,795              50,426              29,785
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (644)               (438)               (351)
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated
   funds (Note 3)                                                707,542             604,674             389,796
Net change in unrealized appreciation (depreciation) on
   investments                                                 1,444,557           1,526,975             854,044
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 2,152,099           2,131,649           1,243,840
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $2,151,455          $2,131,211          $1,243,489
=================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  47

STATEMENTS OF OPERATIONS

                                                              RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT
                                                               PLUS 2040           PLUS 2045
SIX MONTHS ENDED OCT. 31, 2007 (UNAUDITED)                       FUND                FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds         $   36,955           $ 10,322
---------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                           852                781
   Class R2                                                           13                 13
   Class R3                                                            7                  7
Transfer agency fee
   Class A                                                         1,068                974
   Class R2                                                            2                  2
   Class R3                                                            2                  2
   Class R4                                                            2                  2
   Class R5                                                            2                  2
   Class Y                                                         6,737              1,755
Administrative services fee                                        2,765                767
Plan administrative services fee
   Class R2                                                            7                  7
   Class R3                                                            7                  7
   Class R4                                                            7                  7
   Class Y                                                        20,212              5,267
Custodian fees                                                       862                550
Printing and postage                                               2,127                844
Audit fees                                                        10,010              8,763
Audit fees                                                        10,815             10,703
Other                                                                701                888
---------------------------------------------------------------------------------------------
Total expenses                                                    56,198             31,341
   Expenses waived/reimbursed by the Investment Manager and
     its affiliates (Note 2)                                     (19,439)           (20,626)
---------------------------------------------------------------------------------------------
                                                                  36,759             10,715
   Earnings credits on cash balances (Note 2)                         (2)                --
---------------------------------------------------------------------------------------------
Total net expenses                                                36,757             10,715
---------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      198               (393)
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated
   funds (Note 3)                                                587,569            157,570
Net change in unrealized appreciation (depreciation) on
   investments                                                   982,453            293,084
---------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 1,570,022            450,654
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $1,570,220           $450,261
=============================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 48 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                              RIVERSOURCE RETIREMENT PLUS 2010 FUND        RIVERSOURCE RETIREMENT PLUS 2015 FUND
                                             SIX MONTHS ENDED        PERIOD ENDED         SIX MONTHS ENDED        PERIOD ENDED
                                              OCT. 31, 2007        APRIL 30, 2007(A)       OCT. 31, 2007        APRIL 30, 2007(A)
                                               (UNAUDITED)                                  (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $   132,611            $   216,455           $   121,061            $   185,492
Net realized gain (loss) on investments            303,257                822,894               400,075                806,350
Net change in unrealized appreciation
   (depreciation) on investments                   365,003                775,817               806,271              1,093,779
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                       800,871              1,815,166             1,327,407              2,085,621
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                       (9,070)               (10,481)                   --                (29,778)
      Class R2                                         (20)                  (142)                   --                   (145)
      Class R3                                         (26)                  (146)                   --                   (146)
      Class R4                                         (33)                  (149)                   --                   (146)
      Class R5                                         (39)                  (153)                   --                   (146)
      Class Y                                     (117,682)              (379,528)                   --               (343,639)
Net realized gain
      Class A                                           --                 (1,629)                   --                 (4,597)
      Class R2                                          --                    (24)                   --                    (22)
      Class R3                                          --                    (24)                   --                    (22)
      Class R4                                          --                    (24)                   --                    (22)
      Class R5                                          --                    (24)                   --                    (22)
      Class Y                                           --                (57,976)                   --                (52,009)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (126,870)              (450,300)                   --               (430,694)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                       1,588,387              1,335,889             2,027,177              1,479,805
   Class R2 shares                                      --                  5,000                    --                  5,000
   Class R3 shares                                      --                  5,000                    --                  5,000
   Class R4 shares                                      --                  5,000                    --                  5,000
   Class R5 shares                                      --                  5,000                    --                  5,000
   Class Y shares                                2,090,763             19,522,509             2,148,279             24,726,698
Reinvestment of distributions at net asset
   value
   Class A shares                                    9,070                 11,746                    --                 34,021
   Class Y shares                                  116,231                430,041                    --                388,810
Payments for redemptions
   Class A shares                                  (89,117)              (824,827)              (96,760)               (75,931)
   Class Y shares                               (2,775,720)            (4,434,245)           (2,090,820)            (2,506,330)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   share transactions                              939,614             16,061,113             1,987,876             24,067,073
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          1,613,615             17,425,979             3,315,283             25,722,000
Net assets at beginning of period (Note 1)      17,618,744                192,765(b)         25,913,983                191,983(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                    $19,232,359            $17,618,744           $29,229,266            $25,913,983
=================================================================================================================================
Undistributed net investment income            $    28,989            $    23,248           $   160,875            $    39,814
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $7,235 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,017 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  49

STATEMENTS OF CHANGES IN NET ASSETS

                                              RIVERSOURCE RETIREMENT PLUS 2020 FUND        RIVERSOURCE RETIREMENT PLUS 2025 FUND
                                             SIX MONTHS ENDED        PERIOD ENDED         SIX MONTHS ENDED        PERIOD ENDED
                                              OCT. 31, 2007        APRIL 30, 2007(A)       OCT. 31, 2007        APRIL 30, 2007(A)
                                               (UNAUDITED)                                  (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $    55,629            $   236,681           $      (644)           $   171,213
Net realized gain (loss) on investments            884,519              1,246,882               707,542                884,628
Net change in unrealized appreciation
   (depreciation) on investments                 1,235,246              2,042,369             1,444,557              1,757,724
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     2,175,394              3,525,932             2,151,455              2,813,565
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                           --                (26,075)                   --                (26,913)
      Class R2                                          --                   (148)                   --                   (149)
      Class R3                                          --                   (148)                   --                   (149)
      Class R4                                          --                   (148)                   --                   (149)
      Class R5                                          --                   (149)                   --                   (150)
      Class Y                                           --               (575,331)                   --               (433,396)
Net realized gain
      Class A                                           --                 (4,688)                   --                   (936)
      Class R2                                          --                    (26)                   --                     (5)
      Class R3                                          --                    (26)                   --                     (5)
      Class R4                                          --                    (26)                   --                     (5)
      Class R5                                          --                    (26)                   --                     (5)
      Class Y                                           --               (101,608)                   --                (14,940)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --               (708,399)                   --               (476,802)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                       1,526,346              1,824,807               765,501              1,535,523
   Class R2 shares                                      --                  5,000                    --                  5,000
   Class R3 shares                                      --                  5,000                    --                  5,000
   Class R4 shares                                      --                  5,000                    --                  5,000
   Class R5 shares                                      --                  5,000                    --                  5,000
   Class Y shares                                3,074,192             36,032,523             1,633,176             35,549,691
Reinvestment of distributions at net asset
   value
   Class A shares                                       --                 30,185                    --                 27,383
   Class Y shares                                       --                669,840                    --                442,082
Payments for redemptions
   Class A shares                                 (145,001)              (172,578)              (44,216)               (46,517)
   Class Y shares                               (3,590,266)            (2,758,195)           (3,757,191)            (1,896,901)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   share transactions                              865,271             35,646,582            (1,402,730)            35,631,261
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          3,040,665             38,464,115               748,725             37,968,024
Net assets at beginning of period (Note 1)      38,655,422                191,307(b)         38,159,187                191,163(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                    $41,696,087            $38,655,422           $38,907,912            $38,159,187
=================================================================================================================================
Undistributed net investment income            $    80,997            $    25,368           $    13,099            $    13,743
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,693 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 50 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                              RIVERSOURCE RETIREMENT PLUS 2030 FUND        RIVERSOURCE RETIREMENT PLUS 2035 FUND
                                             SIX MONTHS ENDED        PERIOD ENDED         SIX MONTHS ENDED        PERIOD ENDED
                                              OCT. 31, 2007        APRIL 30, 2007(A)       OCT. 31, 2007        APRIL 30, 2007(A)
                                               (UNAUDITED)                                  (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $      (438)           $   195,714           $      (351)           $   117,973
Net realized gain (loss) on investments            604,674              1,024,700               389,796                622,024
Net change in unrealized appreciation
   (depreciation) on investments                 1,526,975              1,894,074               854,044              1,125,808
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     2,131,211              3,114,488             1,243,489              1,865,805
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                           --                (22,551)                   --                (11,474)
      Class R2                                          --                   (147)                   --                   (148)
      Class R3                                          --                   (147)                   --                   (149)
      Class R4                                          --                   (148)                   --                   (149)
      Class R5                                          --                   (148)                   --                   (149)
      Class Y                                           --               (501,857)                   --               (305,206)
Net realized gain
      Class A                                           --                 (1,714)                   --                   (541)
      Class R2                                          --                    (11)                   --                     (7)
      Class R3                                          --                    (11)                   --                     (7)
      Class R4                                          --                    (11)                   --                     (7)
      Class R5                                          --                    (11)                   --                     (7)
      Class Y                                           --                (37,741)                   --                (13,736)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --               (564,497)                   --               (331,580)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                         870,059              1,214,634               464,128                786,172
   Class R2 shares                                      --                  5,000                    --                  5,000
   Class R3 shares                                      --                  5,000                    --                  5,000
   Class R4 shares                                      --                  5,000                    --                  5,000
   Class R5 shares                                      --                  5,000                    --                  5,000
   Class Y shares                                3,802,310             33,256,482             2,095,455             19,913,797
Reinvestment of distributions at net asset
   value
   Class A shares                                       --                 22,810                    --                 11,694
   Class Y shares                                       --                533,158                    --                312,657
Payments for redemptions
   Class A shares                                  (83,657)               (87,777)             (159,903)               (12,615)
   Class Y shares                               (3,480,113)            (1,641,637)           (2,174,575)            (1,456,010)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   share transactions                            1,108,599             33,317,670               225,105             19,575,695
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          3,239,810             35,867,661             1,468,594             21,109,920
Net assets at beginning of period (Note 1)      36,058,824                191,163(b)         21,301,083                191,163(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                    $39,298,634            $36,058,824           $22,769,677            $21,301,083
=================================================================================================================================
Undistributed net investment income            $    16,326            $    16,764           $     9,035            $     9,386
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  51

STATEMENTS OF CHANGES IN NET ASSETS

                                              RIVERSOURCE RETIREMENT PLUS 2040 FUND        RIVERSOURCE RETIREMENT PLUS 2045 FUND
                                             SIX MONTHS ENDED        PERIOD ENDED         SIX MONTHS ENDED        PERIOD ENDED
                                              OCT. 31, 2007        APRIL 30, 2007(A)       OCT. 31, 2007        APRIL 30, 2007(A)
                                               (UNAUDITED)                                  (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $       198            $   223,706           $      (393)           $    46,021
Net realized gain (loss) on investments            587,569              1,159,672               157,570                250,083
Net change in unrealized appreciation
   (depreciation) on investments                   982,453              2,146,299               293,084                390,201
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     1,570,220              3,529,677               450,261                686,305
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                           --                 (4,453)                   --                 (7,438)
      Class R2                                          --                   (149)                   --                   (148)
      Class R3                                          --                   (149)                   --                   (148)
      Class R4                                          --                   (150)                   --                   (148)
      Class R5                                          --                   (150)                   --                   (148)
      Class Y                                           --               (594,441)                   --               (115,970)
Net realized gain
      Class A                                           --                   (370)                   --                   (202)
      Class R2                                          --                    (12)                   --                     (4)
      Class R3                                          --                    (12)                   --                     (4)
      Class R4                                          --                    (12)                   --                     (4)
      Class R5                                          --                    (12)                   --                     (4)
      Class Y                                           --                (48,481)                   --                 (3,082)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --               (648,391)                   --               (127,300)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                         524,772                394,468               386,974                414,430
   Class R2 shares                                      --                  5,000                    --                  5,000
   Class R3 shares                                      --                  5,000                    --                  5,000
   Class R4 shares                                      --                  5,000                    --                  5,000
   Class R5 shares                                      --                  5,000                    --                  5,000
   Class Y shares                                2,981,414             24,293,450             2,781,119              5,919,662
Reinvestment of distributions at net asset
   value
   Class A shares                                       --                  4,484                    --                  6,774
   Class Y shares                                       --                636,369                    --                112,894
Payments for redemptions
   Class A shares                                  (36,046)               (24,127)              (23,809)               (13,978)
   Class Y shares                               (2,897,109)            (1,804,730)           (1,229,608)              (545,207)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   share transactions                              573,031             23,519,914             1,914,676              5,914,575
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          2,143,251             26,401,200             2,364,937              6,473,580
Net assets at beginning of period (Note 1)      26,592,363                191,163(b)          6,664,743                191,163(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                    $28,735,614            $26,592,363           $ 9,029,680            $ 6,664,743
=================================================================================================================================
Undistributed net investment income            $    18,180            $    17,982           $     3,375            $     3,768
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $100,000 and $90,000 for Class Y was contributed on April 17, 2006 and May 11, 2006, respectively. Initial capital of $10,000 was contributed on May 11, 2006 for Class A. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from April 17, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 52 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Oct. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Series Trust (formerly RiverSource Retirement Series Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. On April 17, 2006, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, invested $100,000 (10,000 shares for Class Y) in RiverSource Retirement Plus 2045 Fund, which represented the initial capital for Class Y at $10 per share. On May 11, 2006, Ameriprise Financial invested $100,000 (1,000 shares for Class A and 9,000 shares for Class Y), in RiverSource Retirement Plus 2045 Fund, which represented the initial capital for each class at $10 per share. On May 11, 2006, Ameriprise Financial invested $200,000 (1,000 shares for Class A and 19,000 for Class Y), in each Fund (excluding RiverSource Retirement Plus 2045 Fund), which represented the initial capital for each class at $10 per share. Shares of each Fund were first offered to the public on May 18, 2006.

The primary investments of each Fund are as follows:

RiverSource Retirement Plus 2010 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010.

RiverSource Retirement Plus 2015 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015.

RiverSource Retirement Plus 2020 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020.

RiverSource Retirement Plus 2025 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025.

RiverSource Retirement Plus 2030 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030.

RiverSource Retirement Plus 2035 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035.

RiverSource Retirement Plus 2040 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040.

RiverSource Retirement Plus 2045 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045.

Each Fund offers Class A, Class R2, Class R3, Class R4, Class R5 and Class Y shares.

-  Class A shares are sold with a front-end sales charge.

- Class R2, Class R3, Class R4, Class R5 and Class Y shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Oct. 31, 2007, RiverSource Investments owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  53

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds, capital loss carryforwards and losses due to wash sales and excise tax regulations (post October losses). The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on each Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 has been adopted by the Funds and there is no material impact on the Funds.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Retirement Plus 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to board members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.

--------------------------------------------------------------------------------

 54 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account of $19.50 for Class A for this service. Each Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4, Class R5 and Class Y shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of operations.

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Funds. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A and Class R3 shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

Under a Plan Administration Services Agreement with the Transfer Agent, Class R2, Class R3 and Class R4 pay an annual fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares. The fee is calculated at a rate of 0.15% of each Fund's average daily net assets attributable to Class Y shares.

For the six months ended Oct. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses were as follows:

FUND                                            CLASS A       CLASS R2       CLASS R3       CLASS R4       CLASS R5       CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund            0.43%          0.88%          0.63%          0.38%          0.13%         0.26%
RiverSource Retirement Plus 2015 Fund            0.43           0.88           0.63           0.38           0.13          0.26
RiverSource Retirement Plus 2020 Fund            0.45           0.88           0.63           0.38           0.13          0.26
RiverSource Retirement Plus 2025 Fund            0.45           0.88           0.63           0.38           0.13          0.26
RiverSource Retirement Plus 2030 Fund            0.47           0.88           0.63           0.38           0.13          0.26
RiverSource Retirement Plus 2035 Fund            0.49           0.88           0.63           0.38           0.13          0.26
RiverSource Retirement Plus 2040 Fund            0.49           0.88           0.63           0.38           0.13          0.26
RiverSource Retirement Plus 2045 Fund            0.49           0.88           0.63           0.38           0.13          0.26

Of these waived fees and expenses, the transfer agency fees waived at the class level were as follows:

FUND                                            CLASS A       CLASS R2       CLASS R3       CLASS R4       CLASS R5       CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund            $ --          $  --          $   1          $  --          $  --         $1,718
RiverSource Retirement Plus 2015 Fund              --             --              1             --             --          2,500
RiverSource Retirement Plus 2020 Fund              --             --              1             --             --          3,740
RiverSource Retirement Plus 2025 Fund              --             --              1             --             --          3,626
RiverSource Retirement Plus 2030 Fund              --             --              1             --             --          3,570
RiverSource Retirement Plus 2035 Fund              68             --              1              1             --          2,098
RiverSource Retirement Plus 2040 Fund             522             --              1              1             --          2,695
RiverSource Retirement Plus 2045 Fund             474             --              1              1             --            702

Administrative services fees and other Fund level expenses waived were as follows:

FUND                                                              AMOUNT
-------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                             $19,220
RiverSource Retirement Plus 2015 Fund                              16,280
RiverSource Retirement Plus 2020 Fund                              11,544
RiverSource Retirement Plus 2025 Fund                              12,718
RiverSource Retirement Plus 2030 Fund                              15,128
RiverSource Retirement Plus 2035 Fund                              15,281
RiverSource Retirement Plus 2040 Fund                              16,220
RiverSource Retirement Plus 2045 Fund                              19,448

Under an agreement, which was effective until Oct. 31, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net direct expenses (excluding fees and expenses of acquired funds) would not exceed 0.49% for Class A, 0.88% for Class R2, 0.63% for Class R3, 0.38% for Class R4, 0.13% for Class R5 and 0.26% for Class Y of each Fund's average daily net assets. Effective Nov. 1, 2007, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net direct expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y of each Funds' average daily net assets until April 30, 2008, unless sooner terminated at the discretion of the Board.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  55

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Oct. 31, 2007, are as follows:

FUND                                                          CLASS A
---------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                         $17,270
RiverSource Retirement Plus 2015 Fund                          39,054
RiverSource Retirement Plus 2020 Fund                          29,299
RiverSource Retirement Plus 2025 Fund                          27,059
RiverSource Retirement Plus 2030 Fund                          27,212
RiverSource Retirement Plus 2035 Fund                          16,277
RiverSource Retirement Plus 2040 Fund                          19,777
RiverSource Retirement Plus 2045 Fund                           8,713

For the six months ended Oct. 31, 2007, the following Funds custodian fees were reduced as a result of earnings credits from overnight cash balances:

FUND                                                          AMOUNT
--------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund                          $23
RiverSource Retirement Plus 2025 Fund                            1
RiverSource Retirement Plus 2040 Fund                            2

Each Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the six months ended Oct. 31, 2007, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                          PURCHASES                PROCEEDS
------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                         $5,243,623              $4,304,112
RiverSource Retirement Plus 2015 Fund                          6,918,128               4,828,125
RiverSource Retirement Plus 2020 Fund                          7,977,144               7,059,703
RiverSource Retirement Plus 2025 Fund                          6,217,048               7,466,614
RiverSource Retirement Plus 2030 Fund                          7,310,994               6,277,246
RiverSource Retirement Plus 2035 Fund                          4,382,055               4,130,940
RiverSource Retirement Plus 2040 Fund                          5,750,772               5,163,544
RiverSource Retirement Plus 2045 Fund                          3,547,433               1,656,232

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

RiverSource Retirement Plus 2010 Fund

                                                                SIX MONTHS ENDED OCT. 31, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                               143,206                      824                     (8,057)                 135,973
Class R2                                   --                       --                         --                       --
Class R3                                   --                       --                         --                       --
Class R4                                   --                       --                         --                       --
Class R5                                   --                       --                         --                       --
Class Y                               189,387                   10,570                   (250,528)                 (50,571)
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 56 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

                                                                  PERIOD ENDED APRIL 30, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A(a)                            130,180                    1,131                    (79,968)                  51,343
Class R2(b)                               468                       --                         --                      468
Class R3(b)                               468                       --                         --                      468
Class R4(b)                               468                       --                         --                      468
Class R5(b)                               468                       --                         --                      468
Class Y(a)                          1,927,331                   41,449                   (426,488)               1,542,292
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2015 Fund

                                                                SIX MONTHS ENDED OCT. 31, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                               181,022                       --                     (8,575)                 172,447
Class R2                                   --                       --                         --                       --
Class R3                                   --                       --                         --                       --
Class R4                                   --                       --                         --                       --
Class R5                                   --                       --                         --                       --
Class Y                               193,100                       --                   (187,855)                   5,245
---------------------------------------------------------------------------------------------------------------------------------

                                                                  PERIOD ENDED APRIL 30, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A(a)                            144,139                    3,262                     (7,193)                 140,208
Class R2(b)                               465                       --                         --                      465
Class R3(b)                               465                       --                         --                      465
Class R4(b)                               465                       --                         --                      465
Class R5(b)                               465                       --                         --                      465
Class Y(a)                          2,385,755                   37,278                   (239,080)               2,183,953
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2020 Fund

                                                                SIX MONTHS ENDED OCT. 31, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                               135,103                       --                    (12,807)                 122,296
Class R2                                   --                       --                         --                       --
Class R3                                   --                       --                         --                       --
Class R4                                   --                       --                         --                       --
Class R5                                   --                       --                         --                       --
Class Y                               271,619                       --                   (318,891)                 (47,272)
---------------------------------------------------------------------------------------------------------------------------------

                                                                  PERIOD ENDED APRIL 30, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A(a)                            176,149                    2,897                    (16,300)                 162,746
Class R2(b)                               464                       --                         --                      464
Class R3(b)                               464                       --                         --                      464
Class R4(b)                               464                       --                         --                      464
Class R5(b)                               464                       --                         --                      464
Class Y(a)                          3,501,650                   64,222                   (265,330)               3,300,542
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  57

RiverSource Retirement Plus 2025 Fund

                                                                SIX MONTHS ENDED OCT. 31, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                67,923                       --                     (3,873)                  64,050
Class R2                                   --                       --                         --                       --
Class R3                                   --                       --                         --                       --
Class R4                                   --                       --                         --                       --
Class R5                                   --                       --                         --                       --
Class Y                               143,875                       --                   (331,251)                (187,376)
---------------------------------------------------------------------------------------------------------------------------------

                                                                  PERIOD ENDED APRIL 30, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A(a)                            147,533                    2,626                     (4,369)                 145,790
Class R2(b)                               466                       --                         --                      466
Class R3(b)                               466                       --                         --                      466
Class R4(b)                               465                       --                         --                      465
Class R5(b)                               465                       --                         --                      465
Class Y(a)                          3,405,266                   42,304                   (181,671)               3,265,899
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2030 Fund

                                                                SIX MONTHS ENDED OCT. 31, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                76,489                       --                     (7,576)                  68,913
Class R2                                   --                       --                         --                       --
Class R3                                   --                       --                         --                       --
Class R4                                   --                       --                         --                       --
Class R5                                   --                       --                         --                       --
Class Y                               334,165                       --                   (306,925)                  27,240
---------------------------------------------------------------------------------------------------------------------------------

                                                                  PERIOD ENDED APRIL 30, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A(a)                            116,123                    2,179                     (8,416)                 109,886
Class R2(b)                               464                       --                         --                      464
Class R3(b)                               464                       --                         --                      464
Class R4(b)                               464                       --                         --                      464
Class R4(b)                               464                       --                         --                      464
Class Y(a)                          3,205,193                   50,874                   (154,488)               3,101,579
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2035 Fund

                                                                SIX MONTHS ENDED OCT. 31, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                41,247                       --                    (14,481)                  26,766
Class R2                                   --                       --                         --                       --
Class R3                                   --                       --                         --                       --
Class R4                                   --                       --                         --                       --
Class R5                                   --                       --                         --                       --
Class Y                               185,402                       --                   (192,566)                  (7,164)
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 58 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

                                                                  PERIOD ENDED APRIL 30, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A(a)                             76,521                    1,123                     (1,220)                  76,424
Class R2(b)                               467                       --                         --                      467
Class R3(b)                               467                       --                         --                      467
Class R4(b)                               467                       --                         --                      467
Class R5(b)                               467                       --                         --                      467
Class Y(a)                          1,931,600                   30,005                   (137,841)               1,823,764
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2040 Fund

                                                                SIX MONTHS ENDED OCT. 31, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                46,597                       --                     (3,226)                  43,371
Class R2                                   --                       --                         --                       --
Class R3                                   --                       --                         --                       --
Class R4                                   --                       --                         --                       --
Class R5                                   --                       --                         --                       --
Class Y                               263,854                       --                   (256,243)                   7,611
---------------------------------------------------------------------------------------------------------------------------------

                                                                  PERIOD ENDED APRIL 30, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A(a)                             37,627                      429                     (2,291)                  35,765
Class R2(b)                               464                       --                         --                      464
Class R3(b)                               464                       --                         --                      464
Class R4(b)                               464                       --                         --                      464
Class R5(b)                               464                       --                         --                      464
Class Y(a)                          2,444,665                   60,838                   (173,794)               2,331,709
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2045 Fund

                                                                SIX MONTHS ENDED OCT. 31, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                34,454                       --                     (2,081)                  32,373
Class R2                                   --                       --                         --                       --
Class R3                                   --                       --                         --                       --
Class R4                                   --                       --                         --                       --
Class R5                                   --                       --                         --                       --
Class Y                               244,723                       --                   (108,593)                 136,130
---------------------------------------------------------------------------------------------------------------------------------

                                                                  PERIOD ENDED APRIL 30, 2007
                                                              ISSUED FOR                                            NET
                                       SOLD            REINVESTED DISTRIBUTIONS          REDEEMED           INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A(a)                             40,204                      649                     (1,341)                  39,512
Class R2(b)                               466                       --                         --                      466
Class R3(b)                               466                       --                         --                      466
Class R4(b)                               466                       --                         --                      466
Class R5(b)                               466                       --                         --                      466
Class Y(a)                            579,428                   10,803                    (52,156)                 538,075
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  59

5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, each Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Each Fund had no borrowings during the six months ended Oct. 31, 2007.

6. CONCENTRATION OF RISK

DIVERSIFICATION RISK

Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, each Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

 60 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  61

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Retirement Plus 2010 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $10.91                     $9.64
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .07(c)                    .20
Net gains (losses) (both
 realized and unrealized)                 .39                      1.44
-----------------------------------------------------------------------
Total from investment operations          .46                      1.64
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.07)                     (.32)
Distributions from realized
 gains                                     --                      (.05)
-----------------------------------------------------------------------
Total distributions                      (.07)                     (.37)
-----------------------------------------------------------------------
Net asset value, end of period         $11.30                    $10.91
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $2                        $1
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .61%(e)                  1.37%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .43%(e)                   .48%(e)
-----------------------------------------------------------------------
Net investment income (loss)            1.33%(e)                  2.04%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   23%                       80%
-----------------------------------------------------------------------
Total return(g)                         4.25%(h)                 17.27%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $10.90                    $10.68
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .05(c)                    .18
Net gains (losses) (both
 realized and unrealized)                 .39                       .39
-----------------------------------------------------------------------
Total from investment operations          .44                       .57
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.04)                     (.30)
Distributions from realized
 gains                                     --                      (.05)
-----------------------------------------------------------------------
Total distributions                      (.04)                     (.35)
-----------------------------------------------------------------------
Net asset value, end of period         $11.30                    $10.90
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                1.07%(e)                  1.64%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .88%(e)                   .88%(e)
-----------------------------------------------------------------------
Net investment income (loss)             .83%(e)                  3.06%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   23%                       80%
-----------------------------------------------------------------------
Total return(g)                         4.07%(h)                  5.55%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 62 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $10.90                    $10.68
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .06(c)                    .19
Net gains (losses) (both
 realized and unrealized)                 .40                       .39
-----------------------------------------------------------------------
Total from investment operations          .46                       .58
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.06)                     (.31)
Distributions from realized
 gains                                     --                      (.05)
-----------------------------------------------------------------------
Total distributions                      (.06)                     (.36)
-----------------------------------------------------------------------
Net asset value, end of period         $11.30                    $10.90
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .83%(e)                  1.36%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .63%(e)                   .63%(e)
-----------------------------------------------------------------------
Net investment income (loss)            1.08%(e)                  3.31%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   23%                       80%
-----------------------------------------------------------------------
Total return(g)                         4.20%(h)                  5.62%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $10.90                    $10.68
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .07(c)                    .21
Net gains (losses) (both
 realized and unrealized)                 .40                       .38
-----------------------------------------------------------------------
Total from investment operations          .47                       .59
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.07)                     (.32)
Distributions from realized
 gains                                     --                      (.05)
-----------------------------------------------------------------------
Total distributions                      (.07)                     (.37)
-----------------------------------------------------------------------
Net asset value, end of period         $11.30                    $10.90
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .57%(e)                  1.13%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .38%(e)                   .38%(e)
-----------------------------------------------------------------------
Net investment income (loss)            1.33%(e)                  3.56%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   23%                       80%
-----------------------------------------------------------------------
Total return(g)                         4.32%(h)                  5.70%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  63

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)          2007(B)
Net asset value, beginning of
 period                                $10.90              $10.68
-----------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .09(c)              .22
Net gains (losses) (both
 realized and unrealized)                 .40                 .38
-----------------------------------------------------------------
Total from investment operations          .49                 .60
-----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.08)               (.33)
Distributions from realized
 gains                                     --                (.05)
-----------------------------------------------------------------
Total distributions                      (.08)               (.38)
-----------------------------------------------------------------
Net asset value, end of period         $11.31              $10.90
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                 $--
-----------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .31%(e)             .89%(e)
-----------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .13%(e)             .13%(e)
-----------------------------------------------------------------
Net investment income (loss)            1.58%(e)            3.81%(e)
-----------------------------------------------------------------
Portfolio turnover rate                   23%                 80%
-----------------------------------------------------------------
Total return(g)                         4.55%(h)            5.77%(h)
-----------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)          2007(B)
Net asset value, beginning of
 period                                $10.91               $9.64
-----------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .08(c)              .23
Net gains (losses) (both
 realized and unrealized)                 .40                1.43
-----------------------------------------------------------------
Total from investment operations          .48                1.66
-----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.08)               (.34)
Distributions from realized
 gains                                     --                (.05)
-----------------------------------------------------------------
Total distributions                      (.08)               (.39)
-----------------------------------------------------------------
Net asset value, end of period         $11.31              $10.91
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $17                 $17
-----------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .49%(e)            1.08%(e)
-----------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .26%(e)             .21%(e)
-----------------------------------------------------------------
Net investment income (loss)            1.44%(e)            2.45%(e)
-----------------------------------------------------------------
Portfolio turnover rate                   23%                 80%
-----------------------------------------------------------------
Total return(g)                         4.39%(h)           17.49%(h)
-----------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 64 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Retirement Plus 2015 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.03                     $9.60
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .04(c)                    .21
Net gains (losses) (both
 realized and unrealized)                 .49                      1.57
-----------------------------------------------------------------------
Total from investment operations          .53                      1.78
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.30)
Distributions from realized
 gains                                     --                      (.05)
-----------------------------------------------------------------------
Total distributions                        --                      (.35)
-----------------------------------------------------------------------
Net asset value, end of period         $11.56                    $11.03
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $4                        $2
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .53%(e)                  1.69%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .43%(e)                   .45%(e)
-----------------------------------------------------------------------
Net investment income (loss)             .75%(e)                  1.85%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   18%                       48%
-----------------------------------------------------------------------
Total return(g)                         4.81%(h)                 18.79%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.02                    $10.75
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .02(c)                    .21
Net gains (losses) (both
 realized and unrealized)                 .48                       .42
-----------------------------------------------------------------------
Total from investment operations          .50                       .63
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.05)
-----------------------------------------------------------------------
Total distributions                        --                      (.36)
-----------------------------------------------------------------------
Net asset value, end of period         $11.52                    $11.02
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .98%(e)                  1.34%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .88%(e)                   .88%(e)
-----------------------------------------------------------------------
Net investment income (loss)             .27%(e)                  2.57%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   18%                       48%
-----------------------------------------------------------------------
Total return(g)                         4.54%(h)                  6.05%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  65

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.03                    $10.75
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .03(c)                    .22
Net gains (losses) (both
 realized and unrealized)                 .48                       .42
-----------------------------------------------------------------------
Total from investment operations          .51                       .64
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.05)
-----------------------------------------------------------------------
Total distributions                        --                      (.36)
-----------------------------------------------------------------------
Net asset value, end of period         $11.54                    $11.03
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .74%(e)                  1.07%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .63%(e)                   .63%(e)
-----------------------------------------------------------------------
Net investment income (loss)             .52%(e)                  2.81%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   18%                       48%
-----------------------------------------------------------------------
Total return(g)                         4.62%(h)                  6.15%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.04                    $10.75
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .04(c)                    .23
Net gains (losses) (both
 realized and unrealized)                 .49                       .42
-----------------------------------------------------------------------
Total from investment operations          .53                       .65
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.05)
-----------------------------------------------------------------------
Total distributions                        --                      (.36)
-----------------------------------------------------------------------
Net asset value, end of period         $11.57                    $11.04
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .48%(e)                   .83%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .38%(e)                   .38%(e)
-----------------------------------------------------------------------
Net investment income (loss)             .77%(e)                  3.06%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   18%                       48%
-----------------------------------------------------------------------
Total return(g)                         4.80%(h)                  6.26%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 66 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)          2007(B)
Net asset value, beginning of
 period                                $11.05              $10.75
-----------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .06(c)              .24
Net gains (losses) (both
 realized and unrealized)                 .48                 .42
-----------------------------------------------------------------
Total from investment operations          .54                 .66
-----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                (.31)
Distributions from realized
 gains                                     --                (.05)
-----------------------------------------------------------------
Total distributions                        --                (.36)
-----------------------------------------------------------------
Net asset value, end of period         $11.59              $11.05
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                 $--
-----------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .22%(e)             .59%(e)
-----------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .13%(e)             .13%(e)
-----------------------------------------------------------------
Net investment income (loss)            1.02%(e)            3.31%(e)
-----------------------------------------------------------------
Portfolio turnover rate                   18%                 48%
-----------------------------------------------------------------
Total return(g)                         4.89%(h)            6.36%(h)
-----------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)          2007(B)
Net asset value, beginning of
 period                                $11.05               $9.60
-----------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .05(c)              .23
Net gains (losses) (both
 realized and unrealized)                 .48                1.58
-----------------------------------------------------------------
Total from investment operations          .53                1.81
-----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                (.31)
Distributions from realized
 gains                                     --                (.05)
-----------------------------------------------------------------
Total distributions                        --                (.36)
-----------------------------------------------------------------
Net asset value, end of period         $11.58              $11.05
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $26                 $24
-----------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .40%(e)            1.01%(e)
-----------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .26%(e)             .21%(e)
-----------------------------------------------------------------
Net investment income (loss)             .90%(e)            2.01%(e)
-----------------------------------------------------------------
Portfolio turnover rate                   18%                 48%
-----------------------------------------------------------------
Total return(g)                         4.80%(h)           19.08%(h)
-----------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  67

RiverSource Retirement Plus 2020 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.07                     $9.57
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .01(c)                    .20
Net gains (losses) (both
 realized and unrealized)                 .60                      1.67
-----------------------------------------------------------------------
Total from investment operations          .61                      1.87
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.06)
-----------------------------------------------------------------------
Total distributions                        --                      (.37)
-----------------------------------------------------------------------
Net asset value, end of period         $11.68                    $11.07
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $3                        $2
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .50%(f)                  1.04%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .45%(f)                   .49%(f)
-----------------------------------------------------------------------
Net investment income (loss)             .11%(f)                  1.13%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   18%                       40%
-----------------------------------------------------------------------
Total return(h)                         5.51%(i)                 19.76%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.07                    $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.02)(c)                   .19
Net gains (losses) (both
 realized and unrealized)                 .60                       .48
-----------------------------------------------------------------------
Total from investment operations          .58                       .67
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.06)
-----------------------------------------------------------------------
Total distributions                        --                      (.37)
-----------------------------------------------------------------------
Net asset value, end of period         $11.65                    $11.07
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .92%(f)                  1.23%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .88%(f)                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)            (.33%)(f)                 2.33%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   18%                       40%
-----------------------------------------------------------------------
Total return(h)                         5.24%(i)                  6.47%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 68 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.08                    $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .00(c)                    .20
Net gains (losses) (both
 realized and unrealized)                 .60                       .49
-----------------------------------------------------------------------
Total from investment operations          .60                       .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.06)
-----------------------------------------------------------------------
Total distributions                        --                      (.38)
-----------------------------------------------------------------------
Net asset value, end of period         $11.68                    $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .69%(f)                   .96%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .63%(f)                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)            (.08%)(f)                 2.59%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   18%                       40%
-----------------------------------------------------------------------
Total return(h)                         5.42%(i)                  6.58%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.09                    $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .01(c)                    .21
Net gains (losses) (both
 realized and unrealized)                 .60                       .49
-----------------------------------------------------------------------
Total from investment operations          .61                       .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.06)
-----------------------------------------------------------------------
Total distributions                        --                      (.38)
-----------------------------------------------------------------------
Net asset value, end of period         $11.70                    $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .43%(f)                   .72%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .38%(f)                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)             .17%(f)                  2.84%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   18%                       40%
-----------------------------------------------------------------------
Total return(h)                         5.50%(i)                  6.68%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  69

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.10                    $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .02(c)                    .22
Net gains (losses) (both
 realized and unrealized)                 .61                       .49
-----------------------------------------------------------------------
Total from investment operations          .63                       .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.06)
-----------------------------------------------------------------------
Total distributions                        --                      (.38)
-----------------------------------------------------------------------
Net asset value, end of period         $11.73                    $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .17%(f)                   .48%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)(g)          .13%(f)                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)             .42%(f)                  3.09%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   18%                       40%
-----------------------------------------------------------------------
Total return(h)                         5.68%(i)                  6.78%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.09                     $9.57
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .02(c)                    .21
Net gains (losses) (both
 realized and unrealized)                 .61                      1.68
-----------------------------------------------------------------------
Total from investment operations          .63                      1.89
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.06)
-----------------------------------------------------------------------
Total distributions                        --                      (.37)
-----------------------------------------------------------------------
Net asset value, end of period         $11.72                    $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $38                       $37
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .34%(f)                   .75%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .26%(f)                   .22%(f)
-----------------------------------------------------------------------
Net investment income (loss)             .29%(f)                  1.62%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   18%                       40%
-----------------------------------------------------------------------
Total return(h)                         5.68%(i)                 20.03%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 70 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Retirement Plus 2025 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.08                     $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.01)(c)                   .22
Net gains (losses) (both
 realized and unrealized)                 .64                      1.63
-----------------------------------------------------------------------
Total from investment operations          .63                      1.85
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.71                    $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $2                        $2
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .52%(f)                  1.39%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .45%(f)                   .48%(f)
-----------------------------------------------------------------------
Net investment income (loss)            (.19%)(f)                 1.42%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   16%                       37%
-----------------------------------------------------------------------
Total return(h)                         5.69%(i)                 19.53%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.09                    $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.03)(c)                   .21
Net gains (losses) (both
 realized and unrealized)                 .63                       .47
-----------------------------------------------------------------------
Total from investment operations          .60                       .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.69                    $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .92%(f)                  1.27%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .88%(f)                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)            (.61%)(f)                 2.22%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   16%                       37%
-----------------------------------------------------------------------
Total return(h)                         5.41%(i)                  6.52%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  71

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.10                    $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.02)(c)                   .22
Net gains (losses) (both
 realized and unrealized)                 .64                       .47
-----------------------------------------------------------------------
Total from investment operations          .62                       .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.72                    $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .69%(f)                  1.00%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .63%(f)                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)            (.36%)(f)                 2.46%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   16%                       37%
-----------------------------------------------------------------------
Total return(h)                         5.59%(i)                  6.63%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.11                    $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.01)(c)                   .23
Net gains (losses) (both
 realized and unrealized)                 .64                       .47
-----------------------------------------------------------------------
Total from investment operations          .63                       .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.74                    $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .43%(f)                   .76%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .38%(f)                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)            (.11%)(f)                 2.71%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   16%                       37%
-----------------------------------------------------------------------
Total return(h)                         5.67%(i)                  6.73%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 72 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.12                    $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .01(c)                    .24
Net gains (losses) (both
 realized and unrealized)                 .64                       .47
-----------------------------------------------------------------------
Total from investment operations          .65                       .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.77                    $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .18%(f)                   .52%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .13%(f)                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)             .14%(f)                  2.96%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   16%                       37%
-----------------------------------------------------------------------
Total return(h)                         5.85%(i)                  6.83%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.11                     $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .00(c)                    .23
Net gains (losses) (both
 realized and unrealized)                 .65                      1.65
-----------------------------------------------------------------------
Total from investment operations          .65                      1.88
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.76                    $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $36                       $37
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .35%(f)                   .89%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .26%(f)                   .22%(f)
-----------------------------------------------------------------------
Net investment income (loss)             .01%(f)                  1.50%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   16%                       37%
-----------------------------------------------------------------------
Total return(h)                         5.85%(i)                 19.87%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  73

RiverSource Retirement Plus 2030 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.13                     $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.01)(c)                   .20
Net gains (losses) (both
 realized and unrealized)                 .65                      1.71
-----------------------------------------------------------------------
Total from investment operations          .64                      1.91
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.02)
-----------------------------------------------------------------------
Total distributions                        --                      (.34)
-----------------------------------------------------------------------
Net asset value, end of period         $11.77                    $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $2                        $1
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .53%(e)                  1.37%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .47%(e)                   .49%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.20%)(e)                 1.47%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   17%                       32%
-----------------------------------------------------------------------
Total return(g)                         5.75%(h)                 20.16%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.12                    $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.03)(c)                   .19
Net gains (losses) (both
 realized and unrealized)                 .65                       .49
-----------------------------------------------------------------------
Total from investment operations          .62                       .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.02)
-----------------------------------------------------------------------
Total distributions                        --                      (.34)
-----------------------------------------------------------------------
Net asset value, end of period         $11.74                    $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .96%(e)                  1.34%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .88%(e)                   .88%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.61%)(e)                 2.23%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   17%                       32%
-----------------------------------------------------------------------
Total return(g)                         5.58%(h)                  6.51%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 74 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.13                    $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.02)(c)                   .20
Net gains (losses) (both
 realized and unrealized)                 .65                       .49
-----------------------------------------------------------------------
Total from investment operations          .63                       .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.02)
-----------------------------------------------------------------------
Total distributions                        --                      (.34)
-----------------------------------------------------------------------
Net asset value, end of period         $11.76                    $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .75%(e)                  1.07%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .63%(e)                   .63%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.37%)(e)                 2.48%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   17%                       32%
-----------------------------------------------------------------------
Total return(g)                         5.66%(h)                  6.61%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.14                    $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.01)(c)                   .21
Net gains (losses) (both
 realized and unrealized)                 .66                       .49
-----------------------------------------------------------------------
Total from investment operations          .65                       .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.02)
-----------------------------------------------------------------------
Total distributions                        --                      (.34)
-----------------------------------------------------------------------
Net asset value, end of period         $11.79                    $11.14
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .47%(e)                   .83%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .38%(e)                   .38%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.11%)(e)                 2.73%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   17%                       32%
-----------------------------------------------------------------------
Total return(g)                         5.84%(h)                  6.71%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  75

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.15                    $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .01(c)                    .22
Net gains (losses) (both
 realized and unrealized)                 .65                       .49
-----------------------------------------------------------------------
Total from investment operations          .66                       .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.02)
-----------------------------------------------------------------------
Total distributions                        --                      (.34)
-----------------------------------------------------------------------
Net asset value, end of period         $11.81                    $11.15
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .21%(e)                   .59%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .13%(e)                   .13%(e)
-----------------------------------------------------------------------
Net investment income (loss)             .14%(e)                  2.98%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   17%                       32%
-----------------------------------------------------------------------
Total return(g)                         5.92%(h)                  6.81%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2006(B)
Net asset value, beginning of
 period                                $11.15                     $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .00(c)                    .21
Net gains (losses) (both
 realized and unrealized)                 .66                      1.72
-----------------------------------------------------------------------
Total from investment operations          .66                      1.93
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.02)
-----------------------------------------------------------------------
Total distributions                        --                      (.34)
-----------------------------------------------------------------------
Net asset value, end of period         $11.81                    $11.15
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $37                       $35
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .36%(e)                   .86%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .26%(e)                   .22%(e)
-----------------------------------------------------------------------
Net investment income (loss)             .01%(e)                  1.52%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   17%                       32%
-----------------------------------------------------------------------
Total return(g)                         5.92%(h)                 20.41%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 76 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Retirement Plus 2035 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.06                     $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.01)(c)                   .19
Net gains (losses) (both
 realized and unrealized)                 .64                      1.63
-----------------------------------------------------------------------
Total from investment operations          .63                      1.82
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.32)
-----------------------------------------------------------------------
Net asset value, end of period         $11.69                    $11.06
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $1                        $1
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .63%(e)                  2.95%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .49%(e)                   .49%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.22%)(e)                 1.01%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       38%
-----------------------------------------------------------------------
Total return(g)                         5.70%(h)                 19.27%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.06                    $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.03)(c)                   .19
Net gains (losses) (both
 realized and unrealized)                 .63                       .49
-----------------------------------------------------------------------
Total from investment operations          .60                       .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.66                    $11.06
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                1.02%(e)                  1.62%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .88%(e)                   .88%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.61%)(e)                 2.23%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       38%
-----------------------------------------------------------------------
Total return(g)                         5.43%(h)                  6.56%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  77

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.07                    $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.02)(c)                   .20
Net gains (losses) (both
 realized and unrealized)                 .64                       .49
-----------------------------------------------------------------------
Total from investment operations          .62                       .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.69                    $11.07
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .78%(e)                  1.35%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .63%(e)                   .63%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.36%)(e)                 2.48%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       38%
-----------------------------------------------------------------------
Total return(g)                         5.60%(h)                  6.66%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.08                    $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.01)(c)                   .21
Net gains (losses) (both
 realized and unrealized)                 .64                       .49
-----------------------------------------------------------------------
Total from investment operations          .63                       .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.71                    $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .52%(e)                  1.11%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .38%(e)                   .38%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.11%)(e)                 2.73%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       38%
-----------------------------------------------------------------------
Total return(g)                         5.69%(h)                  6.76%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 78 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.09                    $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .01(c)                    .22
Net gains (losses) (both
 realized and unrealized)                 .64                       .49
-----------------------------------------------------------------------
Total from investment operations          .65                       .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.74                    $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .27%(e)                   .87%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .13%(e)                   .13%(e)
-----------------------------------------------------------------------
Net investment income (loss)             .14%(e)                  2.97%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       38%
-----------------------------------------------------------------------
Total return(g)                         5.86%(h)                  6.87%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.08                     $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .00(c)                    .21
Net gains (losses) (both
 realized and unrealized)                 .65                      1.64
-----------------------------------------------------------------------
Total from investment operations          .65                      1.85
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.73                    $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $22                       $20
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .42%(e)                  1.21%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .26%(e)                   .22%(e)
-----------------------------------------------------------------------
Net investment income (loss)             .01%(e)                  1.55%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       38%
-----------------------------------------------------------------------
Total return(g)                         5.87%(h)                 19.58%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  79

RiverSource Retirement Plus 2040 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.11                     $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.01)(c)                   .15
Net gains (losses) (both
 realized and unrealized)                 .64                      1.74
-----------------------------------------------------------------------
Total from investment operations          .63                      1.89
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.03)
-----------------------------------------------------------------------
Total distributions                        --                      (.34)
-----------------------------------------------------------------------
Net asset value, end of period         $11.74                    $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $1                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .73%(f)                  1.53%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .49%(f)                   .49%(f)
-----------------------------------------------------------------------
Net investment income (loss)            (.22%)(f)                 1.10%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       33%
-----------------------------------------------------------------------
Total return(h)                         5.67%(i)                 19.99%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.10                    $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.03)(c)                   .14
Net gains (losses) (both
 realized and unrealized)                 .64                       .54
-----------------------------------------------------------------------
Total from investment operations          .61                       .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.03)
-----------------------------------------------------------------------
Total distributions                        --                      (.35)
-----------------------------------------------------------------------
Net asset value, end of period         $11.71                    $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .97%(f)                  1.24%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .88%(f)                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)            (.61%)(f)                 2.24%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       33%
-----------------------------------------------------------------------
Total return(h)                         5.50%(i)                  6.48%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 80 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.11                    $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.02)(c)                   .15
Net gains (losses) (both
 realized and unrealized)                 .65                       .54
-----------------------------------------------------------------------
Total from investment operations          .63                       .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.03)
-----------------------------------------------------------------------
Total distributions                        --                      (.35)
-----------------------------------------------------------------------
Net asset value, end of period         $11.74                    $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .73%(f)                   .98%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .63%(f)                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)            (.36%)(f)                 2.49%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       33%
-----------------------------------------------------------------------
Total return(h)                         5.67%(i)                  6.59%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.12                    $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.01)(c)                   .16
Net gains (losses) (both
 realized and unrealized)                 .65                       .54
-----------------------------------------------------------------------
Total from investment operations          .64                       .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.03)
-----------------------------------------------------------------------
Total distributions                        --                      (.35)
-----------------------------------------------------------------------
Net asset value, end of period         $11.76                    $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .48%(f)                   .74%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .38%(f)                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)            (.11%)(f)                 2.74%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       33%
-----------------------------------------------------------------------
Total return(h)                         5.76%(i)                  6.69%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  81

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.13                    $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .01(c)                    .17
Net gains (losses) (both
 realized and unrealized)                 .65                       .54
-----------------------------------------------------------------------
Total from investment operations          .66                       .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.03)
-----------------------------------------------------------------------
Total distributions                        --                      (.35)
-----------------------------------------------------------------------
Net asset value, end of period         $11.79                    $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .22%(f)                   .50%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .13%(f)                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)             .14%(f)                  2.99%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       33%
-----------------------------------------------------------------------
Total return(h)                         5.93%(i)                  6.79%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(J)                2007(B)
Net asset value, beginning of
 period                                $11.13                     $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .00(c)                    .16
Net gains (losses) (both
 realized and unrealized)                 .65                      1.75
-----------------------------------------------------------------------
Total from investment operations          .65                      1.91
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.03)
-----------------------------------------------------------------------
Total distributions                        --                      (.34)
-----------------------------------------------------------------------
Net asset value, end of period         $11.78                    $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $28                       $26
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .40%(f)                   .79%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .26%(f)                   .22%(f)
-----------------------------------------------------------------------
Net investment income (loss)             .01%(f)                  1.53%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                   19%                       33%
-----------------------------------------------------------------------
Total return(h)                         5.84%(i)                 20.26%(i)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 82 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Retirement Plus 2045 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.10                     $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.01)(c)                   .17
Net gains (losses) (both
 realized and unrealized)                 .63                      1.69
-----------------------------------------------------------------------
Total from investment operations          .62                      1.86
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.32)
-----------------------------------------------------------------------
Net asset value, end of period         $11.72                    $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $1                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                1.14%(e)                  4.82%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .49%(e)                   .49%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.22%)(e)                 1.28%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   22%                       57%
-----------------------------------------------------------------------
Total return(g)                         5.59%(h)                 19.63%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.08                    $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.03)(c)                   .15
Net gains (losses) (both
 realized and unrealized)                 .64                       .52
-----------------------------------------------------------------------
Total from investment operations          .61                       .67
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.32)
-----------------------------------------------------------------------
Net asset value, end of period         $11.69                    $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                1.39%(e)                  2.74%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .88%(e)                   .88%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.61%)(e)                 2.19%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   22%                       57%
-----------------------------------------------------------------------
Total return(g)                         5.51%(h)                  6.48%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  83

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.09                    $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.02)(c)                   .17
Net gains (losses) (both
 realized and unrealized)                 .64                       .52
-----------------------------------------------------------------------
Total from investment operations          .62                       .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.71                    $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                1.15%(e)                  2.47%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .63%(e)                   .63%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.36%)(e)                 2.44%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   22%                       57%
-----------------------------------------------------------------------
Total return(g)                         5.59%(h)                  6.58%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.10                    $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             (.01)(c)                   .18
Net gains (losses) (both
 realized and unrealized)                 .65                       .52
-----------------------------------------------------------------------
Total from investment operations          .64                       .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.74                    $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .89%(e)                  2.23%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .38%(e)                   .38%(e)
-----------------------------------------------------------------------
Net investment income (loss)            (.11%)(e)                 2.69%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   22%                       57%
-----------------------------------------------------------------------
Total return(g)                         5.77%(h)                  6.68%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 84 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.11                    $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .01(c)                    .19
Net gains (losses) (both
 realized and unrealized)                 .64                       .52
-----------------------------------------------------------------------
Total from investment operations          .65                       .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.32)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.33)
-----------------------------------------------------------------------
Net asset value, end of period         $11.76                    $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--                       $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .63%(e)                  1.99%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .13%(e)                   .13%(e)
-----------------------------------------------------------------------
Net investment income (loss)             .14%(e)                  2.94%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   22%                       57%
-----------------------------------------------------------------------
Total return(g)                         5.85%(h)                  6.78%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,        2007(I)                2007(B)
Net asset value, beginning of
 period                                $11.12                     $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .00(c)                    .19
Net gains (losses) (both
 realized and unrealized)                 .64                      1.69
-----------------------------------------------------------------------
Total from investment operations          .64                      1.88
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --                      (.31)
Distributions from realized
 gains                                     --                      (.01)
-----------------------------------------------------------------------
Total distributions                        --                      (.32)
-----------------------------------------------------------------------
Net asset value, end of period         $11.76                    $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                 $8                        $6
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                 .79%(e)                  3.01%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)             .26%(e)                   .23%(e)
-----------------------------------------------------------------------
Net investment income (loss)             .01%(e)                  1.57%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                   22%                       57%
-----------------------------------------------------------------------
Total return(g)                         5.76%(h)                 19.93%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Oct. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT  85

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2007 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the period ended April 30, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal period and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal period.

--------------------------------------------------------------------------------

 86 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 SEMIANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE RETIREMENT PLUS(SM) SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are
distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC.
These companies are part of Ameriprise Financial, Inc.
(C) 2007 RiverSource Distributors, Inc.                         S-6514 C (12/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R) 120/20 CONTRARIAN EQUITY FUND
RIVERSOURCE(R) 130/30 U.S. EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
OCTOBER 31, 2007


RIVERSOURCE 120/20
CONTRARIAN EQUITY FUND
RIVERSOURCE 130/30
U.S. EQUITY FUND
EACH FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH
LONG-TERM GROWTH OF CAPITAL.

                                       RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES

TABLE OF CONTENTS

Fund Snapshot

   RiverSource 120/20
   Contrarian Equity Fund...........       3

   RiverSource 130/30
   U.S. Equity Fund.................       5

Questions & Answers
with Portfolio Management

   RiverSource 120/20
   Contrarian Equity Fund...........       7

   RiverSource 130/30
   U.S. Equity Fund.................       9

Fund Expenses Examples..............      11

Portfolio of Investments............      14

Financial Statements................      28

Notes to Financial Statements.......      32

Approval of Investment Management
Services Agreement..................      54

Proxy Voting........................      56

--------------------------------------------------------------------------------

 2 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT OCT. 31, 2007 (UNAUDITED)

RiverSource 120/20 Contrarian Equity Fund

FUND OBJECTIVE

RiverSource 120/20 Contrarian Equity Fund seeks to provide shareholders with long-term growth of capital.

SECTOR BREAKDOWN* -- LONG POSITIONS

Percentage of long positions in portfolio
(PIE CHART)

Industrials                                       19.2%
Financials                                        17.5%
Energy                                            13.3%
Consumer Staples                                  11.0%
Information Technology                            10.9%
Consumer Discretionary                             8.7%
Other(1)                                          19.4%


 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Health Care 6.1%, Telecommunication Services 2.4%, Utilities 2.0%, Materials 0.9% and Cash & Cash Equivalents 8.0%.

SECTOR BREAKDOWN* -- SHORT POSITIONS

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND'S SHORT POSITION CONSISTS OF TOTAL RETURN SWAPS. A SWAP IS AN AGREEMENT WITH A COUNTERPARTY TO EXCHANGE CASH FLOWS, ALLOWING THE FUND TO TAKE AN EFFECTIVE SHORT POSITION. FOR MORE INFORMATION REGARDING TOTAL RETURN SWAPS SEE "PORTFOLIO OF INVESTMENTS" PAGES 16-21.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The RiverSource 120/20 Contrarian Equity Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the case proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. See the Fund's prospectus for information on these and other risks associated with the Fund.
--------------------------------------------------------------------------------

          RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT OCT. 31, 2007 (UNAUDITED)

RiverSource 120/20 Contrarian Equity Fund

TOP TEN HOLDINGS

Percentage of long positions in portfolio

Loews-Carolina Group                  4.0%
Ford Motor                            4.0%
Bank of America                       3.4%
General Electric                      3.2%
Everest Re Group                      2.5%
CVS Caremark                          2.5%
Parker Hannifin                       2.4%
ACE                                   2.3%
Deere & Co                            2.2%
Caterpillar                           2.2%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

STYLE MATRIX
(MATRIX BOX)


          STYLE
VALUE    BLEND    GROWTH
          X                LARGE
          X                MEDIUM        SIZE
          X                SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                             YEARS IN INDUSTRY
Warren Spitz                        23
Steve Schroll                       26
Laton Spahr, CFA                     9
Paul Stocking                       20

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                      RCEAX            10/18/07
Class B                         --            10/18/07
Class C                      RECCX            10/18/07
Class I                         --            10/18/07
Class R5                     RCERX            10/18/07
Total net assets                        $ 17.2 million
Number of holdings                                  55

--------------------------------------------------------------------------------

 4 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT OCT. 31, 2007 (UNAUDITED)

RiverSource 130/30 U.S. Equity Fund

FUND OBJECTIVE

RiverSource 130/30 U.S. Equity Fund seeks to provide shareholders with long-term growth of capital.

SECTOR BREAKDOWN* -- LONG POSITIONS

Percentage of long positions in portfolio
(PIE CHART)

Financials                                  18.8%
Information Technology                      14.2%
Health Care                                 14.0%
Consumer Discretionary                      10.4%
Industrials                                  9.3%
Energy                                       8.2%
Other(1)                                    25.1%


 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Telecommunication Services 6.4%, Consumer Staples 6.3%, Materials 2.5%, Utilities 1.8% and Cash & Cash Equivalents 8.1%.

SECTOR BREAKDOWN* -- SHORT POSITIONS

Percentage of short positions in portfolio
(PIE CHART)

Financials                                   28.4%
Consumer Discretionary                       27.0%
Energy                                       12.9%
Information Technology                       12.6%
Industrials                                   9.6%
Health Care                                   6.5%
Materials                                     3.0%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
--------------------------------------------------------------------------------

          RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  5

FUND SNAPSHOT AT OCT. 31, 2007 (UNAUDITED)

RiverSource 130/30 U.S. Equity Fund

TOP TEN HOLDINGS -- LONG POSITIONS

Percentage of long positions in portfolio

Exxon Mobil                           3.3%
Virgin Media                          3.0%
AT&T                                  1.9%
Microsoft                             1.9%
Vodafone Group                        1.7%
Boeing                                1.6%
Pfizer                                1.6%
Merck & Co                            1.5%
Bank of America                       1.5%
Cisco Systems                         1.5%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

TOP TEN HOLDINGS -- SHORT POSITIONS

Percentage of short positions in portfolio

Research In Motion                    5.2%
Utilities Select Sector SPDR Fund     5.2%
Union Pacific                         5.2%
Garmin                                5.0%
Las Vegas Sands                       4.9%
Pzena Investment Mgmt Cl A            4.7%
Cohen & Steers                        4.4%
Legg Mason                            4.2%
Carphone Warehouse Group              4.2%
GulfMark Offshore                     4.2%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
          X                LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                             YEARS IN INDUSTRY
Robert Ewing, CFA                   19
Nick Thakore                        14

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                      RUSAX           10/18/07
Class B                         --           10/18/07
Class C                      RUSCX           10/18/07
Class I                         --           10/18/07
Class R5                     RUSRX           10/18/07
Total net assets                        $12.0 million
Number of holdings -- long positions              172
Number of holdings -- short positions              30

The RiverSource 130/30 U.S. Equity Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the case proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. See the Fund's prospectus for information on these and other risks associated with the Fund.

--------------------------------------------------------------------------------

 6 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Warren Spitz, Steve Schroll, Laton Spahr and Paul Stocking discuss RiverSource 120/20 Contrarian Equity Fund's investment strategy and positioning for the period since its inception on Oct. 18, 2007, through Oct. 31, 2007.

Q: How would you describe your current investment strategy?

A: Our strategy for this Fund represents the highest conviction ideas of the RiverSource Deep Value Team; the long side of the Fund's portfolio is 100% invested in the team's best ideas. With this portfolio -- we have approximately 54 long positions vs. our typical strategies that carry over 100 names -- we've added the capability to manage risk more efficiently through the allowance of short sales up to 20% of the Fund's capital. We are able to eliminate a number of the low conviction ideas and manage the associated risk more efficiently with this long/short structure.

Q: How are you positioning the Fund in the coming months?

A: We launched the fund with roughly 15% of the capital short and have continued to hover right around that level. We are looking at adding to the long/short portfolio to use more of the 20% capability.

   The Fund's short portfolio included investments in the S&P energy sector, the industrial sector, the homebuilding industry, and the regional bank industry, all of which are based on different rationales. The Fund's short position consists of total return swaps. A swap is an agreement with a counterparty to exchange cash flows, allowing the Fund to take an effective short position. The positions in the energy and industrial sectors are hedges against long positions in areas of the market where we are overweight. The homebuilding and regional bank industries are meant to be market wide risk reduction shorts. Our view is that the credit risk associated with the homebuilding and regional bank industries is unattractive right now.

   There are several themes in our long portfolio. We have a number of bottom-up, high conviction stock ideas. The largest position in the portfolio is Loews-Carolina Group, a division of Loews Corporation that represents the tracking stock for Lorillard Tobacco, a 100% domestic tobacco company that has very strong prospects for growing the dividend yield substantially during the next six to 12 months. The second largest position, Ford Motor, is what we consider a typical deep value play. It's an industry that been under a lot of pressure,

--------------------------------------------------------------------------------

          RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   both competitively and economically. With the tailwind of the United Auto Workers' labor negotiations, we think Ford has a very good chance of restructuring their cost competitiveness and will reemerge as a very strong enterprise during the next three to five years.

   OUR VIEW IS THAT THE CREDIT RISK ASSOCIATED WITH THE HOMEBUILDING AND REGIONAL BANK INDUSTRIES IS UNATTRACTIVE RIGHT NOW.

   At the industry level, the strong conviction we have in cyclical vs. consumer areas is reflected by general overweights in the construction and machinery industries. Stocks that represent this theme are Caterpillar, a manufacturer of construction and mining equipment; Parker Hannifin, a manufacturer of motion and control technologies and systems; Eaton, a diversified industrial manufacturer; and Ritchie Bros Auctioneers, an industrial equipment auctioneer. We also have a positive outlook for oil service companies, with big positions in Baker Hughes, Cameron Intl and Weatherford Intl. Because that overweight is very sensitive to long-term oil price volatility, we have reduced some of the commodity and sector risk with a position in the integrated oil industry in the Fund's short portfolio. We also have an overweight in the property and casualty insurance area, with positions in XL Capital, Ace and Everest Re Group.

   We generally have a more positive outlook on domestic large-cap equities as a theme, so we don't really anticipate big changes in the Fund's positioning. The way we run this fund exemplifies the low turnover nature of our philosophy. During the next 12 months, we don't expect to turnover the portfolio more than 50% on either the long or the short side.

--------------------------------------------------------------------------------

 8 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Below, Portfolio Managers Nick Thakore and Bob Ewing discuss RiverSource 130/30 U.S. Equity Fund's investment strategy and positioning for the period since its inception on Oct. 18, 2007 through Oct. 31, 2007.

Q: How would you describe your current investment strategy?

A: Our overall strategy is designed to offer shareholders the potential for added sources of return, and therefore the opportunity to capture added levels of alpha. We seek to manage risk at the overall fund level so that it reflects the sector, directional and capitalization biases we deem most appropriate.

   The strategy seeks to capture the best investment ideas of our team. We have incorporated a flexible approach that includes a broad range of companies and a continuous flow of new ideas with both the ability to potentially gain from traditional long-only investing ideas as well as short sale strategies.

   The Fund's long side is 100% invested in the team's top prospects among large-cap growth and value stocks. The proceeds from short sales allow the team to put an additional 30% in the long portfolio invested in what we believe to be our best long ideas, regardless of size or style. This brings the total long holdings up to 130% of the Fund's value. The short portfolio invests 30% of the Fund's assets in the best short ideas of the team, regardless of cap size or style.

Q: How are you positioning the Fund in the coming months?

A: The Fund is underweight in the consumer discretionary, energy and financial sectors, and overweight in heath care and telecommunication services. We have a high representation in mega-cap stocks, based on trend and earnings revisions relative to the rest of the market and valuation growth rates.

   We believe it's a great time to find short ideas. Small select groups of stocks have been enormously strong, while a big part of the market has been weak. Two of our largest short ideas at the end of the period were the Las Vegas Sands and Garmin. Our research has indicated that short-term issues exist with Las Vegas Sands' properties in both Las Vegas and Macau. We also had some concerns about the company's new project in Singapore. Given the fundamental concerns and a valuation on the stock that we believe reflected an overly rosy outlook, we believed it was a good opportunity to generate performance by shorting the stock.

--------------------------------------------------------------------------------

          RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   We view Garmin, which makes GPS devices, as a structurally challenged company. They have a very high share of a good growth market, which has had an increasing number of players enter the market. We believe the value is in the mapping technology rather than the hardware devices Garmin makes, and that over time, cell phones will capture more of the GPS type market. Finally, Garmin has entered into a bidding war for a mapping technology company, which supports our view that that's where more of the value lies. For these reasons, we felt the company was a good short idea at the end of the period, particularly if they do buy a mapping company, because we anticipate the purchase will be dilutive to earnings.

   For our best long ideas, we are looking for a combination of growth and valuation. One of the companies we find interesting is Avon Products. The company is going through a restructuring, driving top line growth and being more disciplined on cutting costs. We believe Avon Products will drive strong earnings growth above market expectations. Most of its business is done in emerging markets -- it has one of the highest ratios of foreign sales for U.S. companies -- so it's been a big beneficiary of the weakening dollar.

   RiverSource 130/30 U.S. Equity Fund is 100% long in the market and therefore not immune to declining in tough markets. However, our ability to short is what differentiates this Fund and gives us more opportunity to generate stock picking value.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 10 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Funds indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Oct. 31, 2007.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  11

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND

                                                ENDING           EXPENSES
                             BEGINNING       ACCOUNT VALUE      PAID DURING         ANNUALIZED
                          ACCOUNT VALUE(A)   OCT. 31, 2007   THE PERIOD(B),(C)   EXPENSE RATIO(D)
 CLASS A
   Actual(e)                   $1,000          $1,002.00          $ 0.53              1.50%
   Hypothetical
   (5% return before
   expenses)                   $1,000          $1,017.64          $ 7.63              1.50%
 CLASS B
   Actual(e)                   $1,000          $1,001.50          $ 0.80              2.25%
   Hypothetical
   (5% return before
   expenses)                   $1,000          $1,013.86          $11.42              2.25%
 CLASS C
   Actual(e)                   $1,000          $1,001.50          $ 0.80              2.25%
   Hypothetical
   (5% return before
   expenses)                   $1,000          $1,013.86          $11.42              2.25%
 CLASS I
   Actual(e)                   $1,000          $1,002.00          $ 0.43              1.20%
   Hypothetical
   (5% return before
   expenses)                   $1,000          $1,019.16          $ 6.11              1.20%
 CLASS R5
   Actual(e)                   $1,000          $1,002.00          $ 0.44              1.24%
   Hypothetical
   (5% return before
   expenses)                   $1,000          $1,018.95          $ 6.31              1.24%

(a) Beginning account values are as of Oct. 18, 2007 (when shares of the Fund became publicly available) for actual expense calculations and as of May 1, 2007 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 13/365 (to reflect the number of days in the period from Oct. 18, 2007 to Oct. 31, 2007). The actual expenses paid may only be used to estimate expenses for the period from Oct. 18, 2007 to Oct. 31, 2007.
(c) Hypothetical expenses paid during the period are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment will not exceed: 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.20% for Class I and 1.25% for Class R5. Any amounts waived will not be reimbursed by the Fund.
(e) Based on the actual return for the period from Oct. 18, 2007 to Oct. 31, 2007: +0.20% for Class A, +0.15% for Class B, +0.15% for Class C, +0.20%
     for Class I and + 0.20% for Class R5.

--------------------------------------------------------------------------------

 12 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

RIVERSOURCE 130/30 U.S. EQUITY FUND

                                                ENDING           EXPENSES
                             BEGINNING       ACCOUNT VALUE      PAID DURING         ANNUALIZED
                          ACCOUNT VALUE(A)   OCT. 31, 2007   THE PERIOD(B),(C)   EXPENSE RATIO(D)
 CLASS A
   Actual(e)                   $1,000          $1,005.10          $ 0.61              1.72%
   Hypothetical
   (5% return before
   expenses)                   $1,000          $1,016.53          $ 8.74              1.72%
 CLASS B
   Actual(e)                   $1,000          $1,004.60          $ 0.89              2.49%
   Hypothetical
   (5% return before
   expenses)                   $1,000          $1,012.65          $12.63              2.49%
 CLASS C
   Actual(e)                   $1,000          $1,004.60          $ 0.89              2.48%
   Hypothetical
   (5% return before
   expenses)                   $1,000          $1,012.70          $12.58              2.48%
 CLASS I
   Actual(e)                   $1,000          $1,005.10          $ 0.48              1.35%
   Hypothetical
   (5% return before
   expenses)                   $1,000          $1,018.40          $ 6.87              1.35%
 CLASS R5
   Actual(e)                   $1,000          $1,005.10          $ 0.50              1.39%
   Hypothetical
   (5% return before
   expenses)                   $1,000          $1,018.20          $ 7.07              1.39%

(a) Beginning account values are as of Oct. 18, 2007 (when shares of the Fund became publicly available) for actual expense calculations and as of May 1, 2007 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 13/365 (to reflect the number of days in the period from Oct. 18, 2007 to Oct. 31, 2007). The actual expenses paid may only be used to estimate expenses for the period from Oct. 18, 2007 to Oct. 31, 2007.
(c) Hypothetical expenses paid during the period are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment will not exceed: 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.20% for Class I and 1.25% for Class R5. Any amounts waived will not be reimbursed by the Fund.
(e) Based on the actual return for the period from Oct. 18, 2007 to Oct. 31, 2007: +0.51% for Class A, +0.46% for Class B, +0.46% for Class C, +0.51%
     for Class I and + 0.51% for Class R5.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS

RiverSource 120/20 Contrarian Equity Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets) INVESTMENTS IN SECURITIES

COMMON STOCKS (94.0%)
ISSUER                                            SHARES                    VALUE(A)
AIRLINES (2.0%)
AMR                                                    6,156(b)             $147,744
Delta Air Lines                                        2,581(b)               53,685
US Airways Group                                       5,294(b)              146,432
                                                                     ---------------
Total                                                                        347,861
------------------------------------------------------------------------------------

AUTOMOBILES (4.1%)
Ford Motor                                            78,940(b)              700,198
------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.9%)
Genentech                                              4,484(b)              332,399
------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
American Standard Companies                            4,640                 172,933
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
Bank of New York Mellon                                6,729                 328,712
------------------------------------------------------------------------------------

CHEMICALS (0.9%)
Dow Chemical                                           3,627                 163,360
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.9%)
Ritchie Bros Auctioneers                               4,360(c)              326,259
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.9%)
Cisco Systems                                         10,163(b)              335,988
Telefonaktiebolaget LM Ericsson ADR                    5,632(c)              169,242
                                                                     ---------------
Total                                                                        505,230
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.2%)
Hewlett-Packard                                        7,182                 371,166
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.3%)
Bank of America                                       12,412                 599,251
Citigroup                                              7,570                 317,183
                                                                     ---------------
Total                                                                        916,434
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
AT&T                                                   4,961                 207,320
Qwest Communications Intl                             29,279(b)              210,223
                                                                     ---------------
Total                                                                        417,543
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ENERGY EQUIPMENT & SERVICES (8.5%)
Baker Hughes                                           3,713                $321,991
Cameron Intl                                           3,288(b)              320,120
GlobalSantaFe                                          3,362                 272,423
Transocean                                             2,108(b)              251,632
Weatherford Intl                                       4,675(b)              303,454
                                                                     ---------------
Total                                                                      1,469,620
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.5%)
CVS Caremark                                          10,467                 437,207
------------------------------------------------------------------------------------

FOOD PRODUCTS (2.9%)
B&G Foods Cl A                                        12,589                 150,564
Kraft Foods Cl A                                       5,721                 191,139
Reddy Ice Holdings                                     5,911                 163,676
                                                                     ---------------
Total                                                                        505,379
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Health Net                                             5,604(b)              300,430
Humana                                                 3,239(b)              242,763
                                                                     ---------------
Total                                                                        543,193
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.8%)
General Electric                                      13,684                 563,233
McDermott Intl                                         4,250(b)              259,505
                                                                     ---------------
Total                                                                        822,738
------------------------------------------------------------------------------------

INSURANCE (9.3%)
ACE                                                    6,600(c)              400,026
Chubb                                                  6,970                 371,850
Everest Re Group                                       4,206(c)              448,107
XL Capital Cl A                                        5,243(c)              377,234
                                                                     ---------------
Total                                                                      1,597,217
------------------------------------------------------------------------------------

MACHINERY (10.0%)
Caterpillar                                            5,178                 386,331
Deere & Co                                             2,553                 395,459
Eaton                                                  3,320                 307,366
Ingersoll-Rand Cl A                                    3,842(c)              193,445
Parker Hannifin                                        5,341                 429,255
                                                                     ---------------
Total                                                                      1,711,856
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MEDIA (4.9%)
Natl CineMedia                                        12,356                $332,623
Regal Entertainment Group Cl A                        13,738                 310,067
RH Donnelley                                           3,526(b)              193,401
                                                                     ---------------
Total                                                                        836,091
------------------------------------------------------------------------------------

MULTI-UTILITIES (2.0%)
Natl Grid ADR                                          2,204(c)              180,728
Sempra Energy                                          2,735                 168,230
                                                                     ---------------
Total                                                                        348,958
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.1%)
Enbridge                                               4,370(c)              187,080
Southwestern Energy                                    6,994(b)              361,800
Suncor Energy                                          2,971(c)              324,522
                                                                     ---------------
Total                                                                        873,402
------------------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
Mylan                                                 13,632                 205,025
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Micron Technology                                     17,559(b)              184,545
------------------------------------------------------------------------------------

SOFTWARE (4.9%)
Microsoft                                              9,298                 342,260
Oracle                                                14,920(b)              330,776
Symantec                                               9,528(b)              178,936
                                                                     ---------------
Total                                                                        851,972
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

THRIFTS & MORTGAGE FINANCE (1.4%)
Fannie Mae                                             4,264                $243,219
------------------------------------------------------------------------------------

TOBACCO (5.8%)
Altria Group                                           3,879                 282,895
Loews-Carolina Group                                   8,267(d)              709,144
                                                                     ---------------
Total                                                                        992,039
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $16,182,589)                                                      $16,204,556
------------------------------------------------------------------------------------

MONEY MARKET FUND (8.1%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   1,403,653(e)           $1,403,653
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,403,653)                                                        $1,403,653
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $17,586,242)(f)                                                   $17,608,209
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2007, the value of foreign securities represented 15.1% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(f) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $17,586,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $345,000
Unrealized depreciation                                              (323,000)
-----------------------------------------------------------------------------
Net unrealized appreciation                                           $22,000
-----------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  15

TOTAL RETURN SWAPS OUTSTANDING AT OCT. 31, 2007

RiverSource 120/20 Contrarian Equity Fund

COUNTERPARTY             FUND RECEIVES                        FUND PAYS
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the S&P 100 Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the Russell 1000(R)
                         Growth Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the S&P Goldman Sachs
                         Technology Industry Semiconductor
                         Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the S&P 100 Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the S&P Goldman Sachs
                         Technology Industry Semiconductor
                         Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the Russell 1000
                         Growth Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the S&P 100 Index
-------------------------------------------------------------------------------------------------

                                                                           NOTIONAL
                                                                           PRINCIPAL
COUNTERPARTY             EXPIRATION DATE                                    AMOUNT
-----------------------
Bear Stearns             Oct. 20, 2008                        $                           502,260
International Ltd.
-----------------------
Bear Stearns             Oct. 20, 2008                                                    402,190
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                    333,632
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     28,221
International Ltd.
-----------------------
Bear Stearns             Oct. 20, 2008                                                     18,847
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                    125,678
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     39,967
International Ltd.
-----------------------


                                     UNREALIZED                           UNREALIZED
COUNTERPARTY                        APPRECIATION                         DEPRECIATION
-----------------------
Bear Stearns                                          $   --                             $ (4,471 )
International Ltd.
-----------------------
Bear Stearns                                              --                                 (714 )
International Ltd.

-----------------------
Bear Stearns                                              --                               (9,073 )
International Ltd.

-----------------------
Bear Stearns                                             386                                   --
International Ltd.
-----------------------
Bear Stearns                                              --                                 (497 )
International Ltd.

-----------------------
Bear Stearns                                           2,024                                   --
International Ltd.

-----------------------
Bear Stearns                                             881                                   --
International Ltd.
-----------------------

--------------------------------------------------------------------------------

 16 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

COUNTERPARTY             FUND RECEIVES                        FUND PAYS
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the Russell 1000
                         Growth Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the S&P Goldman Sachs
                         Technology Industry Semiconductor
                         Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the S&P Goldman Sachs
                         Technology Industry Semiconductor
                         Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the S&P 100 Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the Russell 1000
                         Growth Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the Russell 1000
                         Growth Index
-------------------------------------------------------------------------------------------------

                                                                           NOTIONAL
                                                                           PRINCIPAL
COUNTERPARTY             EXPIRATION DATE                                    AMOUNT
-----------------------
Bear Stearns             Oct. 20, 2008                        $                            38,699
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     34,034
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     54,083
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     74,508
International Ltd.
-----------------------
Bear Stearns             Oct. 20, 2008                                                     74,580
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     55,956
International Ltd.

-----------------------


                                     UNREALIZED                           UNREALIZED
COUNTERPARTY                        APPRECIATION                         DEPRECIATION
-----------------------
Bear Stearns                                          $1,040                                  $--
International Ltd.

-----------------------
Bear Stearns                                              --                                 (807 )
International Ltd.

-----------------------
Bear Stearns                                              --                                 (616 )
International Ltd.

-----------------------
Bear Stearns                                           1,803                                   --
International Ltd.
-----------------------
Bear Stearns                                           1,712                                   --
International Ltd.

-----------------------
Bear Stearns                                             973                                   --
International Ltd.

-----------------------

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  17

COUNTERPARTY             FUND RECEIVES                        FUND PAYS
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the S&P Goldman Sachs
                         Technology Industry Semiconductor
                         Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the S&P 100 Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       airline industry securities
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       natural gas industry securities
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            securities in the S&P Small Cap 600
                                                              Index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            regional banking industry
                                                              securities
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            securities in the Dow Jones U.S.
                                                              Industrials Index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            mid-cap value securities in the
                                                              homebuilding segment of the U.S.
                                                              total market composite index
-------------------------------------------------------------------------------------------------

                                                                           NOTIONAL
                                                                           PRINCIPAL
COUNTERPARTY             EXPIRATION DATE                                    AMOUNT
-----------------------
Bear Stearns             Oct. 20, 2008                        $                            59,239
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     56,086
International Ltd.
-----------------------
Bear Stearns             Oct. 20, 2008                                                    471,118
International Ltd.
-----------------------
Bear Stearns             Oct. 20, 2008                                                    313,920
International Ltd.
-----------------------
Bear Stearns             Oct. 20, 2008                                                    451,606
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                    270,194
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                    210,352
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                    115,564
International Ltd.

-----------------------


                                     UNREALIZED                           UNREALIZED
COUNTERPARTY                        APPRECIATION                         DEPRECIATION
-----------------------
Bear Stearns                                          $1,013                                  $--
International Ltd.

-----------------------
Bear Stearns                                           1,031                                   --
International Ltd.
-----------------------
Bear Stearns                                              --                               (3,869 )
International Ltd.
-----------------------
Bear Stearns                                           6,862                                   --
International Ltd.
-----------------------
Bear Stearns                                           2,675                                   --
International Ltd.

-----------------------
Bear Stearns                                           8,789                                   --
International Ltd.

-----------------------
Bear Stearns                                             834                                   --
International Ltd.

-----------------------
Bear Stearns                                           7,709                                   --
International Ltd.

-----------------------

--------------------------------------------------------------------------------

 18 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

COUNTERPARTY             FUND RECEIVES                        FUND PAYS
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            securities in the S&P Small Cap 600
                                                              Index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            regional banking industry
                                                              securities
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            securities in the S&P Small Cap 600
                                                              Index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            regional banking industry
                                                              securities
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            securities in the Dow Jones U.S.
                                                              Industrials Index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            securities in the Dow Jones U.S.
                                                              Industrials Index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            securities in the S&P Small Cap 600
                                                              Index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            mid-cap value securities in the
                                                              homebuilding segment of the U.S.
                                                              total market composite index
-------------------------------------------------------------------------------------------------

                                                                           NOTIONAL
                                                                           PRINCIPAL
COUNTERPARTY             EXPIRATION DATE                                    AMOUNT
-----------------------
Bear Stearns             Oct. 20, 2008                        $                            30,141
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     55,843
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     38,385
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     23,699
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     16,516
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     29,166
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     62,071
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     17,997
International Ltd.

-----------------------


                                     UNREALIZED                           UNREALIZED
COUNTERPARTY                        APPRECIATION                         DEPRECIATION
-----------------------
Bear Stearns                                             $--                                $(884 )
International Ltd.

-----------------------
Bear Stearns                                              --                               (1,142 )
International Ltd.

-----------------------
Bear Stearns                                              --                               (1,352 )
International Ltd.

-----------------------
Bear Stearns                                              --                                 (504 )
International Ltd.

-----------------------
Bear Stearns                                              --                                 (338 )
International Ltd.

-----------------------
Bear Stearns                                              --                                 (613 )
International Ltd.

-----------------------
Bear Stearns                                              --                               (1,991 )
International Ltd.

-----------------------
Bear Stearns                                              --                                 (265 )
International Ltd.

-----------------------

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  19

COUNTERPARTY             FUND RECEIVES                        FUND PAYS
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            regional banking industry
                                                              securities
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            securities in the S&P Small Cap 600
                                                              Index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            regional banking industry
                                                              securities
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            mid-cap value securities in the
                                                              homebuilding segment of the U.S.
                                                              total market composite index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            securities in the Dow Jones U.S.
                                                              Industrials Index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            energy industry securities
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            mid-cap value securities in the
                                                              homebuilding segment of the U.S.
                                                              total market composite index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            securities in the S&P Small Cap 600
                                                              Index
-------------------------------------------------------------------------------------------------

                                                                           NOTIONAL
                                                                           PRINCIPAL
COUNTERPARTY             EXPIRATION DATE                                    AMOUNT
-----------------------
Bear Stearns             Oct. 20, 2008                        $                            42,188
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     49,985
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     34,465
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     12,634
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                     22,344
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                  1,016,756
International Ltd.
-----------------------
Bear Stearns             Oct. 20, 2008                                                     19,914
International Ltd.

-----------------------
Bear Stearns             Oct. 20, 2008                                                    102,242
International Ltd.

-----------------------


                                     UNREALIZED                           UNREALIZED
COUNTERPARTY                        APPRECIATION                         DEPRECIATION
-----------------------
Bear Stearns                                             $--                              $(1,039 )
International Ltd.

-----------------------
Bear Stearns                                              --                               (1,534 )
International Ltd.

-----------------------
Bear Stearns                                              --                                 (469 )
International Ltd.

-----------------------
Bear Stearns                                              --                                  (27 )
International Ltd.

-----------------------
Bear Stearns                                              --                                 (469 )
International Ltd.

-----------------------
Bear Stearns                                              --                              (23,645 )
International Ltd.
-----------------------
Bear Stearns                                             286                                   --
International Ltd.

-----------------------
Bear Stearns                                              --                               (1,916 )
International Ltd.

-----------------------

--------------------------------------------------------------------------------

 20 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

COUNTERPARTY             FUND RECEIVES                        FUND PAYS
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the Russell 1000
                         Growth Index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            securities in the Dow Jones U.S.
                                                              Industrials Index
-------------------------------------------------------------------------------------------------
Bear Stearns             Total return on a custom basket of   1-month LIBOR plus 25 basis points
International Ltd.       securities in the S&P 100 index
-------------------------------------------------------------------------------------------------
Bear Stearns             1-month LIBOR less 25 basis points   Total return on a custom basket of
International Ltd.                                            regional banking industry
                                                              securities
-------------------------------------------------------------------------------------------------
Total
-------------------------------------------------------------------------------------------------

                                                                           NOTIONAL
                                                                           PRINCIPAL
COUNTERPARTY             EXPIRATION DATE                                    AMOUNT
-----------------------
Bear Stearns             Oct. 20, 2008                        $                           112,444
International Ltd.
-----------------------
Bear Stearns             Oct. 20, 2008                                                     48,138
International Ltd.
-----------------------
Bear Stearns             Oct. 20, 2008                                                    113,352
International Ltd.
-----------------------
Bear Stearns             Oct. 20, 2008                                                     65,891
International Ltd.
-----------------------
Total
-----------------------


                                     UNREALIZED                           UNREALIZED
COUNTERPARTY                        APPRECIATION                         DEPRECIATION
-----------------------
Bear Stearns                                            $811                                  $--
International Ltd.
-----------------------
Bear Stearns                                              --                                 (763 )
International Ltd.
-----------------------
Bear Stearns                                             682                                   --
International Ltd.
-----------------------
Bear Stearns                                              --                                 (159 )
International Ltd.
-----------------------
Total                                                $39,511                             $(57,157 )
-----------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS

RiverSource 130/30 U.S. Equity Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets) INVESTMENTS IN SECURITIES

COMMON STOCKS (118.0%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (7.0%)
Boeing                                                 2,466(f)             $243,123
DRS Technologies                                         853                  48,996
Goodrich                                               1,643(f)              114,451
Honeywell Intl                                         2,807                 169,571
L-3 Communications Holdings                              829(f)               90,892
Lockheed Martin                                        1,065(f)              117,193
United Technologies                                      666(f)               51,009
                                                                     ---------------
Total                                                                        835,235
------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
General Motors                                           516                  20,222
------------------------------------------------------------------------------------

BEVERAGES (1.6%)
Coca-Cola                                              1,168(f)               72,136
Molson Coors Brewing Cl B                                686                  39,260
PepsiCo                                                1,175(f)               86,620
                                                                     ---------------
Total                                                                        198,016
------------------------------------------------------------------------------------

BIOTECHNOLOGY (4.5%)
Amgen                                                  1,447(b,f)             84,085
Biogen Idec                                              410(b,f)             30,520
Celgene                                                  350(b)               23,100
Cougar Biotechnology                                   1,443(b)               48,629
Genentech                                              1,703(b,f)            126,244
Gilead Sciences                                          690(b)               31,871
ImmunoGen                                             10,070(b)               48,739
Infinity Pharmaceuticals                               4,579(b)               48,537
Kosan Biosciences                                      9,630(b)               49,017
Martek Biosciences                                     1,722(b)               52,607
                                                                     ---------------
Total                                                                        543,349
------------------------------------------------------------------------------------

CAPITAL MARKETS (6.4%)
AllianceBernstein Holding LP                             580                  49,549
BlackRock Cl A                                           491                 101,612
Franklin Resources                                       375                  48,630
Goldman Sachs Group                                      245(f)               60,740
Invesco ADR                                            1,701(c)               52,153
KKR Private Equity Investors LP Unit                   7,001                 137,220

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CAPITAL MARKETS (CONT.)
Lehman Brothers Holdings                                 968(f)              $61,313
Merrill Lynch & Co                                       952(f)               62,851
Morgan Stanley                                           748(f)               50,310
State Street                                             253(f)               20,182
T Rowe Price Group                                     1,289                  82,805
Waddell & Reed Financial Cl A                          1,421                  47,206
                                                                     ---------------
Total                                                                        774,571
------------------------------------------------------------------------------------

CHEMICALS (0.7%)
Dow Chemical                                           1,770(f)               79,721
------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.2%)
PNC Financial Services Group                             366(f)               26,411
Wachovia                                               1,313(f)               60,043
Wells Fargo & Co                                       1,726                  58,701
                                                                     ---------------
Total                                                                        145,155
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.4%)
Cisco Systems                                          6,893(b,f)            227,883
JDS Uniphase                                           2,115(b,f)             32,275
Motorola                                                 690(f)               12,965
Nokia ADR                                                472(c)               18,748
QUALCOMM                                               5,058(f)              216,128
Telefonaktiebolaget LM Ericsson ADR                      843(c,f)             25,332
                                                                     ---------------
Total                                                                        533,331
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.2%)
Apple                                                    767(b,f)            145,692
Dell                                                   1,137(b,f)             34,792
Hewlett-Packard                                        2,312(f)              119,484
IBM                                                      725(f)               84,187
                                                                     ---------------
Total                                                                        384,155
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
KBR                                                      758(b)               32,503
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONSUMER FINANCE (0.8%)
American Express                                         703(f)              $42,848
Capital One Financial                                    841(f)               55,161
                                                                     ---------------
Total                                                                         98,009
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.8%)
Bank of America                                        4,925(f)              237,779
Citigroup                                              4,884(f)              204,640
Consumer Discretionary Select Sector SPDR
 Fund                                                  3,791                 138,940
JPMorgan Chase & Co                                    2,525(f)              118,675
Vanguard Consumer Discretionary                        2,030                 121,750
                                                                     ---------------
Total                                                                        821,784
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.7%)
AT&T                                                   6,947(f)              290,315
Deutsche Telekom                                       6,903(c)              141,827
Telefonica                                             1,333(c)               44,139
Verizon Communications                                 1,931(f)               88,961
                                                                     ---------------
Total                                                                        565,242
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.9%)
Entergy                                                  567(f)               67,966
Exelon                                                 1,141(f)               94,452
Southern                                               1,819(f)               66,685
                                                                     ---------------
Total                                                                        229,103
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
Emerson Electric                                       1,599(f)               83,580
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Natl Oilwell Varco                                       253(b,f)             18,530
Pride Intl                                             1,936(b)               71,438
Transocean                                               274(b,f)             32,707
                                                                     ---------------
Total                                                                        122,675
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
CVS Caremark                                             902(f)               37,677
Wal-Mart Stores                                          724                  32,732
                                                                     ---------------
Total                                                                         70,409
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
General Mills                                            271(f)               15,645
Kellogg                                                  458(f)               24,178
Kraft Foods Cl A                                       1,750(f)               58,467
                                                                     ---------------
Total                                                                         98,290
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
Alphatec Holdings                                     24,731(b)             $105,354
Boston Scientific                                     13,802(b,d)            191,434
Cerus                                                  5,803(b)               52,226
Stryker                                                  168(f)               11,928
                                                                     ---------------
Total                                                                        360,942
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.9%)
Aetna                                                    439(f)               24,659
Cardinal Health                                          885(f)               60,207
CIGNA                                                    316(f)               16,587
McKesson                                                 816(f)               53,938
UnitedHealth Group                                     1,371(f)               67,384
                                                                     ---------------
Total                                                                        222,775
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.1%)
Intl Game Technology                                     645(f)               28,128
McDonald's                                               875(f)               52,238
Wynn Resorts                                             289(f)               46,653
                                                                     ---------------
Total                                                                        127,019
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Harman Intl Inds                                       1,097(f)               92,367
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.2%)
Colgate-Palmolive                                      1,290(f)               98,388
Procter & Gamble                                       2,338(f)              162,538
                                                                     ---------------
Total                                                                        260,926
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Siemens                                                  228(c)               31,135
------------------------------------------------------------------------------------

INSURANCE (5.9%)
ACE                                                    1,189(c,f)             72,065
AFLAC                                                  1,913(f)              120,098
American Intl Group                                    2,944(f)              185,824
Chubb                                                    399(f)               21,287
Hartford Financial Services Group                      1,522(f)              147,680
MetLife                                                  323(f)               22,239
Prudential Financial                                   1,482(d)              143,339
                                                                     ---------------
Total                                                                        712,532
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.8%)
eBay                                                   1,199(b,f)             43,284
Google Cl A                                              215(b,f)            152,004
Yahoo!                                                   558(b,f)             17,354
                                                                     ---------------
Total                                                                        212,642
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  23

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

IT SERVICES (3.1%)
Affiliated Computer Services Cl A                        349(b,f)            $17,680
Automatic Data Processing                              1,430                  70,871
Ceridian                                               1,355(b)               48,699
Cognizant Technology Solutions Cl A                    1,200(b)               49,752
Fiserv                                                   883(b)               48,918
Ness Technologies                                      7,219(b,c)             84,462
Satyam Computer Services ADR                           1,645(c)               49,926
                                                                     ---------------
Total                                                                        370,308
------------------------------------------------------------------------------------

MACHINERY (1.9%)
Caterpillar                                              436(f)               32,530
Deere & Co                                               318(f)               49,258
Flowserve                                              1,274(f)              100,596
Parker Hannifin                                          563(f)               45,248
                                                                     ---------------
Total                                                                        227,632
------------------------------------------------------------------------------------

MARINE (0.8%)
Aries Maritime Transport                              10,450(c)               98,962
------------------------------------------------------------------------------------

MEDIA (7.0%)
Comcast Special Cl A                                   3,510(b,f)             73,254
News Corp Cl A                                         4,298(f)               93,138
Time Warner                                            6,560(f)              119,786
Viacom Cl B                                              650(b,f)             26,839
Virgin Media                                          21,139(f)              467,383
Vivendi                                                  530(c)               23,951
XM Satellite Radio Holdings Cl A                       2,723(b,f)             36,161
                                                                     ---------------
Total                                                                        840,512
------------------------------------------------------------------------------------

METALS & MINING (2.3%)
Coeur d'Alene Mines                                   12,575(b)               49,671
Lihir Gold                                            42,115(b,c)            161,968
Newmont Mining                                         1,196(f)               60,829
                                                                     ---------------
Total                                                                        272,468
------------------------------------------------------------------------------------

MULTILINE RETAIL (1.6%)
JC Penney                                              1,588                  89,309
Kohl's                                                   867(b)               47,659
Macy's                                                   555(f)               17,777
Target                                                   630                  38,657
                                                                     ---------------
Total                                                                        193,402
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MULTI-UTILITIES (0.4%)
Dominion Resources                                       475(f)              $43,524
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.5%)
Aventine Renewable Energy Holdings                     4,810(b)               50,457
BP ADR                                                   576(c)               44,922
Chevron                                                2,456(f)              224,749
ConocoPhillips                                           988(f)               83,940
Devon Energy                                             189(f)               17,653
Exxon Mobil                                            5,478(f)              503,922
Marathon Oil                                             296(f)               17,502
Occidental Petroleum                                   1,097(f)               75,748
Total                                                  1,534(c)              123,793
                                                                     ---------------
Total                                                                      1,142,686
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                               923(f)               34,114
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.6%)
Avon Products                                          4,039(f)              165,518
Herbalife                                                636(c)               28,041
                                                                     ---------------
Total                                                                        193,559
------------------------------------------------------------------------------------

PHARMACEUTICALS (8.5%)
AstraZeneca                                              520(c)               25,605
Bristol-Myers Squibb                                   5,289(d)              158,617
Cypress Bioscience                                     3,838(b)               51,775
Eli Lilly & Co                                           443(f)               23,988
Johnson & Johnson                                        892(f)               58,132
Merck & Co                                             4,091                 238,342
Pfizer                                                 9,740(f)              239,702
Roche Holding                                            149(c)               25,452
Schering-Plough                                        2,497(f)               76,208
Tongjitang Chinese Medicines ADR                       4,314(b,c)             49,611
Wyeth                                                  1,586(f)               77,127
                                                                     ---------------
Total                                                                      1,024,559
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.4%)
Annaly Capital Management                                979                  16,731
Anworth Mtge Asset                                     7,388                  50,460
Capstead Mtge                                          8,739                 101,547
                                                                     ---------------
Total                                                                        168,738
------------------------------------------------------------------------------------

ROAD & RAIL (1.1%)
Hertz Global Holdings                                  6,064(b,f)            131,468
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Atmel                                                 19,046(b)              $93,135
Intel                                                  5,524(f)              148,596
Spansion Cl A                                         14,759(b,f)            104,051
Texas Instruments                                        472(f)               15,387
                                                                     ---------------
Total                                                                        361,169
------------------------------------------------------------------------------------

SOFTWARE (2.8%)
Adobe Systems                                            280(b,f)             13,412
Microsoft                                              7,869(f)              289,658
Oracle                                                 1,424(b,f)             31,570
                                                                     ---------------
Total                                                                        334,640
------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.7%)
Lithia Motors Cl A                                     6,015                 102,135
Lowe's Companies                                       3,507(f)               94,303
Penske Automotive Group                                2,207                  49,172
TJX Companies                                          2,902                  83,955
                                                                     ---------------
Total                                                                        329,565
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.5%)
Countrywide Financial                                  4,572(f)               70,957
Fannie Mae                                               976(f)               55,671
Freddie Mac                                              995(f)               51,969
                                                                     ---------------
Total                                                                        178,597
------------------------------------------------------------------------------------

TOBACCO (1.2%)
Altria Group                                           2,056(f)              149,944
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.6%)
ALLTEL                                                   653(f)               46,461
Hutchison Telecommunications Intl                     17,000(c)               24,128
Millicom Intl Cellular                                   138(b,c)             16,212
Sprint Nextel                                          5,059(f)               86,509
Vodafone Group                                        65,179(c)              256,816
                                                                     ---------------
Total                                                                        430,126
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $14,171,849)                                                      $14,181,661
------------------------------------------------------------------------------------

MONEY MARKET FUND (10.3%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   1,242,187(e)           $1,242,187
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,242,187)                                                        $1,242,187
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $15,414,036)(g)                                                   $15,423,848
------------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES SOLD SHORT

COMMON STOCKS (26.6%)
ISSUER                                            SHARES                    VALUE(A)
CAPITAL MARKETS (4.1%)
Cohen & Steers                                         3,778                $142,053
Legg Mason                                             1,618                 134,197
Pzena Investment Mgmt Cl A                             7,724                 149,692
WP Stewart & Co                                       10,246(c)               66,394
                                                                     ---------------
Total                                                                        492,336
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.9%)
Research In Motion                                     1,349(b,c)            167,964
Riverbed Technology                                    1,859(b)               62,816
                                                                     ---------------
Total                                                                        230,780
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.4%)
Utilities Select Sector SPDR Fund                      3,917                 166,277
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Rockwell Automation                                      691                  47,596
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
GulfMark Offshore                                      2,853(b)              132,893
Schlumberger                                             895                  86,430
                                                                     ---------------
Total                                                                        219,323
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Edwards Lifesciences                                   1,155                  58,004
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Las Vegas Sands                                        1,173(b)              156,103
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.1%)
Garmin                                                 1,496(c)              160,671
Toll Brothers                                          4,273(b)               97,894
                                                                     ---------------
Total                                                                        258,565
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  25

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INSURANCE (2.1%)
Commerce Group                                         3,325                $121,329
Progressive                                            7,009                 129,667
                                                                     ---------------
Total                                                                        250,996
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Amazon.com                                               656(b)               58,482
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.5%)
VeriSign                                               1,762(b)               60,067
------------------------------------------------------------------------------------

IT SERVICES (0.9%)
Computer Sciences                                      1,920(b)              112,109
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.2%)
Exelixis                                               5,333(b)               58,663
Techne                                                 1,396(b)               91,075
                                                                     ---------------
Total                                                                        149,738
------------------------------------------------------------------------------------

MACHINERY (0.8%)
PACCAR                                                 1,686                  93,674
------------------------------------------------------------------------------------

METALS & MINING (0.8%)
United States Steel                                      883                  95,276
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MULTILINE RETAIL (1.1%)
Sears Holdings                                           973(b)             $131,150
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.6%)
Carrizo Oil & Gas                                      2,514(b)              129,194
Quicksilver Resources                                  1,140(b)               64,980
                                                                     ---------------
Total                                                                        194,174
------------------------------------------------------------------------------------

ROAD & RAIL (1.4%)
Union Pacific                                          1,296                 165,939
------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.2%)
Bed Bath & Beyond                                      1,835(b)               62,280
Carphone Warehouse Group                              18,200(c)              133,382
Sharper Image                                         22,636                  63,380
                                                                     ---------------
Total                                                                        259,042
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT
(Proceeds: $3,172,121)                                                    $3,199,631
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2007, the value of foreign securities represented 11.6% of net assets for long positions and 4.4% of net assets for short positions.

(d) At Oct. 31, 2007, investments in securities included securities valued at $299,052 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(f) Securities are pledged with brokers as collateral for securities sold short.

(g) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $15,414,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $297,000
Unrealized depreciation                                              (287,000)
-----------------------------------------------------------------------------
Net unrealized appreciation                                           $10,000
-----------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 26 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

FUTURES CONTRACTS OUTSTANDING AT OCT. 31, 2007

                                  NUMBER OF                                        UNREALIZED
                                  CONTRACTS       NOTIONAL       EXPIRATION      APPRECIATION/
                                 LONG/(SHORT)   MARKET VALUE        DATE         (DEPRECIATION)
CONTRACT DESCRIPTION
E-Mini S&P 500 Index                  5           $388,725        Dec. 2007         $10,333
S&P 500 Index                         1            388,725        Dec. 2007          10,346
-----------------------------------------------------------------------------------------------
Total                                                                               $20,679
===============================================================================================

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  27

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
OCT. 31, 2007 (UNAUDITED)

                                                                RIVERSOURCE       RIVERSOURCE
                                                                  120/20            130/30
                                                             CONTRARIAN EQUITY    U.S. EQUITY
                                                                   FUND              FUND
ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $16,182,589 and
   $14,171,849)                                                 $16,204,556       $14,181,661
   Affiliated money market fund (identified cost
   $1,403,653 and $1,242,187) (Note 6)                            1,403,653         1,242,187
---------------------------------------------------------------------------------------------
Total investments in securities (identified cost
   $17,586,242 and $15,414,036)                                  17,608,209        15,423,848
Capital shares receivable                                           881,147           366,117
Dividends and acrcrued interest receivable                           13,382             3,413
Receivable for investments sold                                          --         1,744,008
Variation margin receivable                                              --            22,746
Unrealized appreciation on swap transactions                         39,511                --
---------------------------------------------------------------------------------------------
Total assets                                                     18,542,249        17,560,132
---------------------------------------------------------------------------------------------
LIABILITIES
Investments in securities sold short, at value (proceeds
   $-- and $3,172,121) (Note 1)                                          --         3,199,631
Disbursements in excess of cash                                       3,099            12,241
Payable for investment securities purchased                       1,243,625         2,327,187
Unrealized depreciation on swap transactions                         57,157                --
Accrued investment management services fee                              420               301
Accrued distribution fee                                                 48                16
Accrued transfer agency fee                                              16                 5
Accrued administrative services fee                                      35                25
Other accrued expenses                                                3,692             5,786
Dividends and interest payable on securities sold short                  --               590
---------------------------------------------------------------------------------------------
Total liabilities                                                 1,308,092         5,545,782
---------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                     $17,234,157       $12,014,350
=============================================================================================

--------------------------------------------------------------------------------

 28 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

OCT. 31, 2007 (UNAUDITED)

                                                                RIVERSOURCE       RIVERSOURCE
                                                                  120/20            130/30
                                                             CONTRARIAN EQUITY    U.S. EQUITY
                                                                   FUND              FUND
REPRESENTED BY
Shares of beneficial interest - $.01 par value (Note 1)         $     8,674       $     6,074
Additional paid-in capital                                       17,201,984        12,088,693
Undistributed net investment income                                   6,602             5,317
Accumulated net realized gain (loss)                                 12,576           (88,715)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign
   currencies                                                         4,321             2,981
---------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   shares                                                       $17,234,157       $12,014,350
=============================================================================================

Net assets applicable to outstanding
   shares:                                Class A               $ 7,069,933       $ 1,955,172
                                          Class B               $   196,074       $   114,144
                                          Class C               $    63,327       $    84,875
                                          Class I               $ 9,894,889       $ 9,850,269
                                          Class R5              $     9,934       $     9,890
Outstanding shares of beneficial
   interest:                              Class A shares            355,872            98,837
                                          Class B shares              9,874             5,773
                                          Class C shares              3,189             4,293
                                          Class I shares            498,000           498,000
                                          Class R5 shares               500               500
Net asset value per share:                Class A (1)           $     19.87       $     19.78
                                          Class B               $     19.86       $     19.77
                                          Class C               $     19.86       $     19.77
                                          Class I               $     19.87       $     19.78
                                          Class R5              $     19.87       $     19.78
---------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund is $21.08 and $20.99, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  29

STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM OCT. 18, 2007* TO OCT. 31, 2007 (UNAUDITED)

                                                              RIVERSOURCE       RIVERSOURCE
                                                                120/20            130/30
                                                           CONTRARIAN EQUITY    U.S. EQUITY
                                                                 FUND              FUND
INVESTMENT INCOME
Income:
Dividends                                                      $  3,082           $ 1,830
Income distributions from affiliated money market fund
   (Note 6)                                                       3,252             2,188
-------------------------------------------------------------------------------------------
Total income                                                      6,334             4,018
-------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                4,522             3,627
Distribution fee
   Class A                                                          312                83
   Class B                                                           24                17
   Class C                                                           11                13
Transfer agency fee
   Class A                                                          115                36
   Class B                                                            3                 2
   Class C                                                            2                 2
Administrative services fee                                         381               305
Compensation of board members                                        16                11
Custodian fees                                                      975               975
Printing and postage                                                520               520
Registration fees                                                   780               780
Professional fees                                                 1,300             1,300
Dividends and interest on securities sold short                      --               590
Other                                                                48                54
-------------------------------------------------------------------------------------------
Total expenses                                                    9,009             8,315
   Expenses waived/reimbursed by the Investment Manager
      and its affiliates (Note 2)                                (2,887)           (3,012)
-------------------------------------------------------------------------------------------
Total net expenses                                                6,122             5,303
-------------------------------------------------------------------------------------------
Investment income (loss) - net                                      212            (1,285)
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                    --           (91,204)
   Foreign currency transactions                                     --               722
   Futures contracts                                                 --             1,993
   Swap transactions                                             12,576                --
-------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          12,576           (88,489)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                             94,854           169,720
-------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies           107,430            81,231
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $107,642           $79,946
===========================================================================================

 * When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 30 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM OCT. 18, 2007* TO OCT. 31, 2007 (UNAUDITED)

                                                         RIVERSOURCE             RIVERSOURCE
                                                           120/20                  130/30
                                                      CONTRARIAN EQUITY          U.S. EQUITY
                                                            FUND                    FUND
OPERATIONS
Investment income (loss) - net                           $       212             $    (1,285)
Net realized gain (loss) of investments                       12,576                 (88,489)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                          94,854                 169,720
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                107,642                  79,946
-----------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                 7,002,722               1,918,102
   Class B shares                                            184,024                 102,770
   Class C shares                                             52,688                  73,895
Payments for redemptions
   Class A shares                                            (28,776)                     --
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                            7,210,658               2,094,767
-----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    7,318,300               2,174,713
Net assets at beginning of period (Note 1)                 9,915,857(a)            9,839,637(b)
-----------------------------------------------------------------------------------------------
Net assets at end of period                              $17,234,157             $12,014,350
===============================================================================================
Undistributed net investment income                      $     6,602             $     5,317
-----------------------------------------------------------------------------------------------

 * When shares became publicly available.
(a) Initial capital of $10,000,000 was contributed on Oct. 11, 2007. The Fund had a decrease in net assets resulting from operations of $84,143 during the period from Oct. 11, 2007 to Oct. 18, 2007 (when shares became publicly available).
(b) Initial capital of $10,000,000 was contributed on Oct. 11, 2007. The Fund had a decrease in net assets resulting from operations of $160,363 during the period from Oct. 11, 2007 to Oct. 18, 2007 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Oct. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund (the Funds) are a series of RiverSource Series Trust and each is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Series Trust has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. On Oct. 11, 2007, RiverSource Investments, LLC (the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 (500 shares for Class A, 500 shares for Class B, 500 shares for Class C, 498,000 shares for Class I and 500 shares for Class R5) in each Fund, which represented the initial capital for each class at $20 per share. Shares of each Fund were first offered to the public on Oct. 18, 2007.

The primary investments of each Fund are as follows:

RiverSource 120/20 Contrarian Equity Fund invests at least 80% of the Fund's net assets in equity securities. The Investment Manager will hold long and short positions.

RiverSource 130/30 U.S. Equity Fund invests at least 80% of the Fund's net assets in equity securities of U.S. companies. The Investment Manager will hold long and short positions in both growth and value companies.

Each Fund offers Class A, Class B, Class C and Class I shares and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I shares have no sales charge and are offered only to qualifying institutional investors.

- Class R5 shares are sold without a front-end sales charge or CDSC and are offered to certain institutional investors.

At Oct. 31, 2007, the Investment Manager owned 100% of Class I and Class R5 shares for RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund.

At Oct. 31, 2007, the Investment Manager and the affiliated funds-of-funds owned approximately 59% and 84% of the total outstanding Fund shares for RiverSource

--------------------------------------------------------------------------------

 32 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund, respectively.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Trustees of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Trustees of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  33

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES SOLD SHORT

The Funds may enter into short sales of securities that they concurrently hold or for which they hold no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities equivalent to those borrowed for the short sale at the lender's demand. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted on the Portfolio of Investments. The collateral required is determined daily based on the market value of the securities sold short.

Each Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends and interest are recorded as an expense and shown on the Statements of operations.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Funds to secure certain over-the-counter options trades. Cash collateral held by the Funds for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Funds also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is

--------------------------------------------------------------------------------

 34 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the period ended Oct. 31, 2007, the Funds had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires. At Oct. 31, 2007, RiverSource 120/20 Contrarian Equity Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations. At Oct. 31, 2007, the Funds had no outstanding forward foreign currency contracts.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  35

TOTAL RETURN EQUITY SWAP TRANSACTIONS

The Funds may enter into swap agreements to earn the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Funds to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement. At Oct. 31, 2007, RiverSource 130/30 U.S. Equity Fund had no outstanding total return equity swap contracts.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, certain dividends on securities sold short, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax

--------------------------------------------------------------------------------

 36 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on each Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Funds and there is no material impact on the Funds.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets that declines from 0.95% to 0.89% annually as each Fund's assets increase. The fee may be adjusted upward or

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT 37 downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Funds to the Russell 3000(R) Index for RiverSource 120/20 Contrarian Equity Fund and to the Russell 1000(R) Index for the RiverSource 130/30 U.S. Equity Fund. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment will be made on Nov. 1, 2009 and cover the twenty-four month period beginning Nov. 1, 2007. The management fee for the period ended Oct. 31, 2007, was 0.95% of each Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as each Fund's assets increase. The fee for the period ended Oct. 31, 2007, was 0.08% of each Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Funds and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the period ended Oct. 31, 2007, there were no expenses incurred for these particular items.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

In addition, the Funds pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of operations.

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of

--------------------------------------------------------------------------------

 38 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares for Class A were $12,733 and $1,895 for RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund, respectively, for the period ended Oct. 31, 2007.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

For the period ended Oct. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were:

FUND                                CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
----------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian
Equity Fund                          1.50%      2.25%      2.25%      1.20%       1.24%
RiverSource 130/30 U.S. Equity
Fund                                 1.72       2.49       2.48       1.35        1.39

Of these waived fees and expenses, the transfer agency fees waived were:

FUND                                CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
----------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian
Equity Fund                           $53        $2         $1         $--         $--
RiverSource 130/30 U.S. Equity
Fund                                   19         1          1         --          --

Management fees waived at the Fund level were:

FUND                                                           AMOUNT
---------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund                      $2,831
RiverSource 130/30 U.S. Equity Fund                             2,991

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment, will not exceed:

FUND                                CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
----------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian
Equity Fund                          1.50%      2.25%      2.25%      1.20%       1.25%
RiverSource 130/30 U.S. Equity
Fund                                 1.50       2.25       2.25       1.20        1.25

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  39

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 for each Fund are as follows:

FUND                                                        PURCHASES      PROCEEDS
------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund                   $6,221,253    $       --
RiverSource 130/30 U.S. Equity Fund                          7,730,756     6,679,154

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from Oct. 18, 2007* to Oct. 31, 2007 are as follows:

                                                    ISSUED FOR                    NET
RIVERSOURCE 120/20 CONTRARIAN EQUITY                REINVESTED                  INCREASE
FUND                                     SOLD      DISTRIBUTIONS   REDEEMED    (DECREASE)
-----------------------------------------------------------------------------------------
Class A                                 356,852            --       (1,480)     355,372
Class B                                   9,374            --           --        9,374
Class C                                   2,689            --           --        2,689
Class I                                      --            --           --           --
Class R5                                     --            --           --           --

                                                   ISSUED FOR                    NET
                                                   REINVESTED                  INCREASE
RIVERSOURCE 130/30 U.S. EQUITY FUND     SOLD      DISTRIBUTIONS   REDEEMED    (DECREASE)
----------------------------------------------------------------------------------------
Class A                                 98,337            --           --       98,337
Class B                                  5,273            --           --        5,273
Class C                                  3,793            --           --        3,793
Class I                                     --            --           --           --
Class R5                                    --            --           --           --

*    When shares became publicly available.

5. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated for period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 for each Fund are as follows:

FUND                                                        PURCHASES      PROCEEDS
------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund                   $2,583,631    $1,218,642
RiverSource 130/30 U.S. Equity Fund                          1,762,380       994,292

--------------------------------------------------------------------------------

 40 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

6. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Funds had no borrowings during the period ended Oct. 31, 2007.

7. CONCENTRATION OF RISK

FOREIGN RISK

Investing on foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  41

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise

--------------------------------------------------------------------------------

 42 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  43

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

RiverSource 120/20 Contrarian Equity Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
PERIOD ENDED OCT. 31,                  2007(B)
Net asset value, beginning of period     $19.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .00
Net gains (losses) (both realized and
 unrealized)                                .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .04
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.87
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $7
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.40%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.50%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .08%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     --%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .20%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 44 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
PERIOD ENDED OCT. 31,                  2007(B)
Net asset value, beginning of period     $19.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .00
Net gains (losses) (both realized and
 unrealized)                                .03
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .03
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.86
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              3.42%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          2.25%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.36%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     --%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .15%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  45

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
PERIOD ENDED OCT. 31,                  2007(B)
Net asset value, beginning of period     $19.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .00
Net gains (losses) (both realized and
 unrealized)                                .03
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .03
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.86
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              3.12%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          2.25%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.73%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     --%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .15%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 46 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
PERIOD ENDED OCT. 31,                  2007(B)
Net asset value, beginning of period     $19.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .00
Net gains (losses) (both realized and
 unrealized)                                .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .04
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.87
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $10
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.70%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.20%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .04%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     --%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .20%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  47

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
PERIOD ENDED OCT. 31,                  2007(B)
Net asset value, beginning of period     $19.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .00
Net gains (losses) (both realized and
 unrealized)                                .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .04
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.87
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.74%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.24%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.01%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     --%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .20%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 48 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

RiverSource 130/30 U.S. Equity Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
PERIOD ENDED OCT. 31,                  2007(B)
Net asset value, beginning of period     $19.68
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .00
Net gains (losses) (both realized and
 unrealized)                                .10
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .10
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.78
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $2
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 dividend and interest expenses on
 securities sold short)(d),(e)            2.94%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 dividend and interest expenses on
 securities sold short)(d),(e),(f)        1.72%(g)
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 dividend and interest expenses on
 securities sold short)(d),(e)            2.71%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 dividend and interest expenses on
 securities sold short)(d),(e),(f)        1.50%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.29%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     47%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .51%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  49

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
PERIOD ENDED OCT. 31,                  2007(B)
Net asset value, beginning of period     $19.68
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .00
Net gains (losses) (both realized and
 unrealized)                                .09
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .09
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.77
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 dividend and interest expenses on
 securities sold short)(d),(e)            4.14%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 dividend and interest expenses on
 securities sold short)(d),(e),(f)        2.49%(g)
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 dividend and interest expenses on
 securities sold short)(d),(e)            3.90%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 dividend and interest expenses on
 securities sold short)(d),(e),(f)        2.25%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.72%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     47%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .46%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 50 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
PERIOD ENDED OCT. 31,                  2007(B)
Net asset value, beginning of period     $19.68
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)            (.01)
Net gains (losses) (both realized and
 unrealized)                                .10
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .09
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.77
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 dividend and interest expenses on
 securities sold short)(d),(e)            3.78%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 dividend and interest expenses on
 securities sold short)(d),(e),(f)        2.48%(g)
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 dividend and interest expenses on
 securities sold short)(d),(e)            3.55%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 dividend and interest expenses on
 securities sold short)(d),(e),(f)        2.25%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)             (1.10%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     47%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .46%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  51

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
PERIOD ENDED OCT. 31,                  2007(B)
Net asset value, beginning of period     $19.68
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .00
Net gains (losses) (both realized and
 unrealized)                                .10
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .10
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.78
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $10
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 dividend and interest expenses on
 securities sold short)(d),(e)            2.09%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 dividend and interest expenses on
 securities sold short)(d),(e),(f)        1.35%(g)
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 dividend and interest expenses on
 securities sold short)(d),(e)            1.94%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 dividend and interest expenses on
 securities sold short)(d),(e),(f)        1.20%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.34%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     47%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .51%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 52 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
PERIOD ENDED OCT. 31,                  2007(B)
Net asset value, beginning of period     $19.68
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .00
Net gains (losses) (both realized and
 unrealized)                                .10
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .10
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.78
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 dividend and interest expenses on
 securities sold short)(d),(e)            2.13%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 dividend and interest expenses on
 securities sold short)(d),(e),(f)        1.39%(g)
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 dividend and interest expenses on
 securities sold short)(d),(e)            1.98%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 dividend and interest expenses on
 securities sold short)(d),(e),(f)        1.24%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.38%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     47%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .51%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  53

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund (a "Fund" or the "Funds"). Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Funds and all RiverSource funds (collectively, the "RiverSource Funds"). The Fund's Board of Trustees (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year. The Board accords particular weight to the work, deliberations and conclusions of these committees in determining whether to approve the IMS Agreement.

At the Sept. 10-11, 2007 in-person Board meeting, the Board, including the independent Board members (the "Independent Trustees"), considered approval of the IMS Agreement. At this meeting, independent legal counsel to the Independent Trustees reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services to be performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services to be provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Funds' operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services to be provided by RiverSource, the Board considered the quality of the administrative, distribution and underwriting, and transfer agency services to be provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services to be performed under the IMS Agreement for the Fund would be of a reasonably high quality.

--------------------------------------------------------------------------------

 54 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board determined that RiverSource was in a position to provide a high quality and level of services to the Fund.

Investment Performance: Although the consideration of a fund's investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Funds had no performance history.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the RiverSource Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). Based on its review, the Board concluded that the management fee, for each of the Funds, including the performance incentive adjustment, was fair and reasonable in light of the extent and quality of services that the Funds would receive.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Funds. The Board also discussed the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees to be paid by the Funds should permit RiverSource to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Funds grow and took note of the extent to which shareholders of the Funds might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services to be provided. In reaching this conclusion, no single factor was determinative. On Sept. 11, 2007, the Board, including all of the Independent Trustees, approved the IMS Agreement.

--------------------------------------------------------------------------------

         RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT  55

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 56 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) 120/20 CONTRARIAN EQUITY FUND

     RIVERSOURCE(R) 130/30 U.S. EQUITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2007 RiverSource Distributors, Inc.                           S-6520 A (12/07)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Series Trust.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date January 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date January 2, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date January 2, 2008